UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-00945

                                            Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                               Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT VIRTUS EQUITY TRUST

March 31, 2018

Virtus KAR Capital Growth Fund*

Virtus KAR Global Quality Dividend Fund

Virtus KAR Mid-Cap Core Fund

Virtus KAR Mid-Cap Growth Fund*

Virtus KAR Small-Cap Core Fund

Virtus KAR Small-Cap Growth Fund

Virtus KAR Small-Cap Value Fund

Virtus KAR Small-Mid Cap Core Fund

Virtus Rampart Enhanced Core Equity Fund

Virtus Tactical Allocation Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

*Prospectus supplements applicable to these Funds appear at the back of this semiannual report.

Proxy Voting Procedures and Voting Record (Form N-PX)

The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2018.

Economic growth and strong corporate earnings were driving forces in the U.S. during the period, capped off by the sweeping tax overhaul that was signed into law at year-end. The optimism carried over into the start of 2018. However, with growth heating up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Concerns over a potential global trade war, sparked by tariff talk by the Trump administration, caused markets to remain unsettled. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March from 1.50% to 1.75%, its highest level in nearly a decade.

For the six months ended March 31, 2018, U.S. large-cap stocks, as measured by the S&P 500® Index, returned 5.84%, outpacing small-cap stocks, which returned 3.25%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 8.96%, compared with the MSCI EAFE® Index (net), which returned 2.63%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.74% at March 31, 2018, up from 2.33% at September 30, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.08% for the six months. Non-investment grade bonds also lost ground but to a lesser extent, down 0.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely, George R. Aylward President, Virtus Mutual Funds May 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS EQUITY TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund (each, a “Fund”) you may incur two types of costs; (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution, and other expenses. Class I shares and Class R6 shares are sold without a sales charge and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund	Class A	$1,000.00	$1,105.10	1.24%	$6.51
	Class C	1,000.00	1,100.60	2.01	10.53
	Class I	1,000.00	1,106.70	0.99	5.20
	Class R6†	1,000.00	951.80	0.90	1.44
KAR Global Quality Dividend Fund	Class A	1,000.00	997.10	1.35	6.72
	Class C	1,000.00	994.20	2.09	10.39
	Class I	1,000.00	998.90	1.10	5.48
KAR Mid-Cap Core Fund	Class A	1,000.00	1,107.70	1.20	6.31
	Class C	1,000.00	1,103.90	1.95	10.23
	Class I	1,000.00	1,109.40	0.95	5.00
	Class R6†	1,000.00	958.80	0.87	1.40
KAR Mid-Cap Growth Fund	Class A	1,000.00	1,181.30	1.39	7.56
	Class C	1,000.00	1,177.30	2.14	11.62
	Class I	1,000.00	1,183.20	1.14	6.21
	Class R6†	1,000.00	1,006.90	1.06	1.75
KAR Small-Cap Core Fund	Class A	1,000.00	1,164.90	1.27	6.85
	Class C	1,000.00	1,160.50	2.01	10.83
	Class I	1,000.00	1,166.30	1.00	5.40
	Class R6	1,000.00	1,166.90	0.93	5.02
KAR Small-Cap Growth Fund	Class A	1,000.00	1,160.80	1.37	7.38
	Class C	1,000.00	1,156.60	2.11	11.34
	Class I	1,000.00	1,162.50	1.11	5.98
	Class R6†	1,000.00	1,008.10	1.03	1.70
KAR Small-Cap Value Fund	Class A	1,000.00	1,016.40	1.28	6.43
	Class C	1,000.00	1,013.10	1.99	9.99
	Class I	1,000.00	1,018.20	0.99	4.98
	Class R6	1,000.00	1,018.40	0.91	4.58
KAR Small-Mid Cap Core Fund**	Class A	1,000.00	980.00	1.30	0.81
	Class C	1,000.00	979.00	2.05	1.28
	Class I	1,000.00	980.00	1.05	0.66
	Class R6	1,000.00	980.00	0.97	0.61

VIRTUS EQUITY TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Rampart Enhanced Core Equity Fund	Class A	$1,000.00	$983.10	1.20%	$5.93
	Class C	1,000.00	979.40	1.95	9.62
	Class I	1,000.00	984.20	0.95	4.70
	Class R6†	1,000.00	900.00	0.90	1.41
Tactical Allocation Fund	Class A	1,000.00	1,057.80	1.27	6.52
	Class C	1,000.00	1,054.30	2.04	10.45

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
†	January 31, 2018 is the date the class started accruing expenses. Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (60) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	March 9, 2018, is the date the Fund started accruing expenses. Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (23) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

Each Fund may invest in other funds and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

		Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund	Class A	$1,000.00	$1,018.55	1.24%	$6.24
	Class C	1,000.00	1,014.91	2.01	10.10
	Class I	1,000.00	1,020.00	0.99	4.99
	Class R6	1,000.00	1,020.44	0.90	4.53
KAR Global Quality Dividend Fund	Class A	1,000.00	1,018.20	1.35	6.79
	Class C	1,000.00	1,014.51	2.09	10.50
	Class I	1,000.00	1,019.45	1.10	5.54
KAR Mid-Cap Core Fund	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.59	0.87	4.38
KAR Mid-Cap Growth Fund	Class A	1,000.00	1,018.00	1.39	6.99
	Class C	1,000.00	1,014.26	2.14	10.75
	Class I	1,000.00	1,019.25	1.14	5.74
	Class R6	1,000.00	1,019.65	1.06	5.34
KAR Small-Cap Core Fund	Class A	1,000.00	1,018.60	1.27	6.39
	Class C	1,000.00	1,014.91	2.01	10.10
	Class I	1,000.00	1,019.95	1.00	5.04
	Class R6	1,000.00	1,020.29	0.93	4.68
KAR Small-Cap Growth Fund	Class A	1,000.00	1,018.10	1.37	6.89
	Class C	1,000.00	1,014.41	2.11	10.60
	Class I	1,000.00	1,019.40	1.11	5.59
	Class R6	1,000.00	1,019.80	1.03	5.19
KAR Small-Cap Value Fund	Class A	1,000.00	1,018.55	1.28	6.44
	Class C	1,000.00	1,015.01	1.99	10.00
	Class I	1,000.00	1,020.00	0.99	4.99
	Class R6	1,000.00	1,020.39	0.91	4.58
KAR Small-Mid Cap Core Fund	Class A	1,000.00	1,018.45	1.30	6.54
	Class C	1,000.00	1,014.71	2.05	10.30
	Class I	1,000.00	1,019.70	1.05	5.29
	Class R6	1,000.00	1,020.09	0.97	4.89
Rampart Enhanced Core Equity Fund	Class A	1,000.00	1,018.95	1.20	6.04
	Class C	1,000.00	1,015.21	1.95	9.80
	Class I	1,000.00	1,020.19	0.95	4.78
	Class R6	1,000.00	1,020.44	0.90	4.53
Tactical Allocation Fund	Class A	1,000.00	1,018.60	1.27	6.39
	Class C	1,000.00	1,014.76	2.04	10.25

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

Each Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2018

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (“ETF”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches and all national and state banks that are part of the system.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (“Europe, Australasia, Far East”) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (“PIK”)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS EQUITY TRUST

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2018

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

VIRTUS EQUITY TRUST

PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS (Unaudited)

MARCH 31, 2018

For each Fund, the following tables present asset allocations within certain sectors as a percentage of total investments as of March 31, 2018.

KAR Capital Growth Fund

Information Technology	39%
Consumer Discretionary	25
Health Care	9
Industrials	8
Financials	7
Consumer Staples	5
Energy	4
Other (includes short-term investment)	3

Total	100%

KAR Global Quality Dividend Fund

Financials	20%
Telecommunication Services	12
Energy	11
Industrials	10
Consumer Staples	9
Health Care	9
Utilities	9
Other (includes short-term investment)	20

Total	100%

KAR Mid-Cap Core Fund

Industrials	24%
Healthcare	20
Information Technology	18
Financials	15
Consumer Discretionary	8
Consumer Staples	8
Energy	3
Other (includes short-term investment)	4

Total	100%

KAR Mid-Cap Growth Fund

Information Technology	37%
Consumer Discretionary	21
Health Care	13
Financials	8
Consumer Staples	8
Industrials	7
Energy	3
Other (includes short-term investment)	3

Total	100%

KAR Small-Cap Core Fund

Industrials	30%
Information Technology	26
Financials	17
Consumer Discretionary	5
Energy	4
Real Estate	4
Health Care	4
Other (includes short-term investment)	10

Total	100%

KAR Small-Cap Growth Fund

Information Technology	31%
Industrials	18
Financials	16
Consumer Discretionary	11
Health Care	6
Consumer Staples	4
Short-term investment	14

Total	100%

KAR Small-Cap Value Fund

Industrials	21%
Financials	17
Consumer Discretionary	14
Information Technology	13
Real Estate	13
Consumer Staples	6
Materials	4
Other (includes short-term investment)	12

Total	100%

KAR Small-Mid Cap Core Fund

Industrials	33%
Information Technology	20
Financials	19
Health Care	11
Consumer Discretionary	9
Energy	6
Materials	2

Total	100%

Rampart Enhanced Core Equity Fund

Information Technology	25%
Financials	15
Consumer Discretionary	13
Health Care	12
Industrials	10
Consumer Staples	7
Energy	5
Other (includes short-term investments, and written options)	13

Total	100%

Tactical Allocation Fund
Common Stocks		61%
Information Technology	19%
Consumer Discretionary	13
Financials	8
All Other Sectors in Common Stocks	21
Corporate Bonds and Notes		20
Energy	5
Financials	4
Consumer Discretionary	3
All Other Sectors in Corporate Bonds and Notes	8
Mortgage-Backed Securities		5
Foreign Government Securities		4
Leveraged Loans		3
Asset-Backed Securities		2
Other (includes short-term investment)		5

Total		100%

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%

Consumer Discretionary—24.6%
Amazon.com, Inc.(1)	21,602	$31,266
Booking Holdings, Inc.(1)	3,796	7,897
Ctrip.com International Ltd. ADR(1)	173,800	8,103
Home Depot, Inc. (The)	57,755	10,294
Las Vegas Sands Corp.	214,043	15,390
McDonald’s Corp.	43,300	6,771
Netflix, Inc.(1)	68,410	20,205
NIKE, Inc. Class B	148,090	9,839
Ross Stores, Inc.	117,866	9,191
Starbucks Corp.	164,421	9,518

		128,474

Consumer Staples—5.3%
Monster Beverage Corp.(1)	295,723	16,918
Philip Morris International, Inc.	107,587	10,694

		27,612

Energy—3.9%
Cabot Oil & Gas Corp.	315,771	7,572
Core Laboratories N.V.	48,749	5,276
Pioneer Natural Resources Co.	43,940	7,548

		20,396

Financials—7.2%
Bank of America Corp.	576,780	17,298
Charles Schwab Corp. (The)	145,678	7,607
MarketAxess Holdings, Inc.	32,880	7,150
SEI Investments Co.	70,930	5,313

		37,368

Health Care—9.0%
BioMarin Pharmaceutical, Inc.(1)	45,206	3,665
Bluebird Bio, Inc.(1)	39,000	6,659

	SHARES	VALUE
Health Care—continued
Danaher Corp.	79,102	$7,745
HealthEquity, Inc.(1)	142,130	8,605
Illumina, Inc.(1)	36,500	8,629
Zoetis, Inc.	141,517	11,818

		47,121

Industrials—7.7%
Caterpillar, Inc.	64,790	9,549
CoStar Group, Inc.(1)	23,051	8,360
Kansas City Southern	67,520	7,417
Rockwell Automation, Inc.	25,240	4,397
Roper Technologies, Inc.	36,939	10,368

		40,091

Information Technology—38.7%
Accenture plc Class A	53,458	8,206
Activision Blizzard, Inc.	131,480	8,870
Alibaba Group Holding Ltd. Sponsored ADR(1)	171,560	31,488
Alphabet, Inc. Class A(1)	5,427	5,629
Amphenol Corp. Class A	166,048	14,302
Arista Networks, Inc.(1)	18,810	4,802
Facebook, Inc. Class A(1)	168,110	26,862
Gartner, Inc.(1)	42,840	5,039
MercadoLibre, Inc.	15,970	5,691
NVIDIA Corp.	85,350	19,766
Paycom Software, Inc.(1)	105,062	11,283
Tencent Holdings Ltd. ADR	256,950	13,693
Visa, Inc. Class A	166,654	19,935
Workday, Inc. Class A(1)	96,091	12,214
Yandex N.V. Class A(1)	354,114	13,970

		201,750

Materials—2.0%
Ecolab, Inc.	75,006	10,281
TOTAL COMMON STOCKS (Identified Cost $275,463)		513,093
TOTAL LONG-TERM INVESTMENTS—98.4%
(Identified Cost $275,463)		513,093

	SHARES	VALUE
SHORT-TERM INVESTMENT—1.6%

Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	8,213,001	$8,213
TOTAL SHORT-TERM INVESTMENT (Identified Cost $8,213)		8,213
TOTAL INVESTMENTS—100.0% (Identified Cost $283,676)		521,306
Other assets and liabilities, net—0.0%		(83)

NET ASSETS—100.0%		$521,223

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	87%
China	10
Russia	3
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$513,093	$513,093
Short-Term Investment	8,213	8,213

Total Investment	$521,306	$521,306

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 5.

See Notes to Financial Statements

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%

Consumer Discretionary—4.6%
Compass Group plc Sponsored ADR	18,598	$388
Las Vegas Sands Corp.	18,540	1,333

		1,721

Consumer Staples—9.0%
Altria Group, Inc.	11,626	725
British American Tobacco plc Sponsored ADR	7,820	451
Clorox Co. (The)	3,000	399
Coca-Cola Co. (The)	17,280	750
Imperial Brands plc	12,400	422
Imperial Brands plc Sponsored ADR	16,990	589

		3,336

Energy—10.6%
Royal Dutch Shell plc Class B Sponsored ADR	26,020	1,705
TOTAL S.A. Sponsored ADR	18,570	1,071
Vermilion Energy, Inc.	35,640	1,151

		3,927

Financials—20.2%
Bank of Hawaii Corp.	6,179	513
CI Financial Corp.	26,957	576
HSBC Holdings plc Sponsored ADR	33,540	1,599
Royal Bank of Canada	16,370	1,265
SCOR SE Sponsored ADR	313,110	1,281
Tokio Marine Holdings, Inc.	14,230	633
Zurich Insurance Group AG ADR	50,657	1,661

		7,528

Health Care—8.6%
AstraZeneca plc Sponsored ADR	34,210	1,196
GlaxoSmithKline plc	20,100	393
GlaxoSmithKline plc Sponsored ADR	27,096	1,059
Sonic Healthcare Ltd. Sponsored ADR	32,270	566

		3,214

	SHARES	VALUE
Industrials—10.1%
ABB Ltd. Registered Shares	24,020	$571
Air New Zealand Ltd.	318,970	747
BAE Systems plc Sponsored ADR	30,100	1,001
Deutsche Post AG Registered Shares	8,535	373
Port of Tauranga Ltd.	88,200	306
Waste Management, Inc.	4,428	373
Watsco, Inc.	2,240	405

		3,776

Information Technology—5.5%
Analog Devices, Inc.	5,620	512
Cisco Systems, Inc.	8,520	365
Paychex, Inc.	7,040	434
Tieto OYJ	21,600	720

		2,031

Materials—1.8%
BASF SE Sponsored ADR	26,080	662

Real Estate—8.1%
Crown Castle International Corp.	8,800	965
Lamar Advertising Co. Class A	17,070	1,087
Realty Income Corp.	18,530	958

		3,010

Telecommunication Services—11.8%
AT&T, Inc.	33,089	1,179
BCE, Inc.	39,170	1,686
Spark New Zealand Ltd.	629,220	1,527

		4,392

Utilities—8.6%
Duke Energy Corp.	15,470	1,199
Fortis, Inc.	31,370	1,059
WEC Energy Group, Inc.	14,950	937

		3,195
TOTAL COMMON STOCKS (Identified Cost $35,858)		36,792
TOTAL LONG-TERM INVESTMENTS—98.9%
(Identified Cost $35,858)		36,792

	SHARES	VALUE
SHORT-TERM INVESTMENT—0.6%

Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(1)	214,690	$215
TOTAL SHORT-TERM INVESTMENT (Identified Cost $215)		215
TOTAL INVESTMENTS—99.5% (Identified Cost $36,073)		37,007
Other assets and liabilities, net—0.5%		182

NET ASSETS—100.0%		$37,189

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	33%
United Kingdom	24
Canada	16
New Zealand	7
France	6
Switzerland	6
Germany	3
Other	5
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$36,792	$34,212	$2,580
Short-Term Investment	215	215	—

Total Investments	$37,007	$34,427	$2,580

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

Securities held by the Fund with an end of period value of $1,859, from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities and there were no transfers into or out of Level 3 related to securities held at March 31, 2018 .

For information regarding the abbreviation, see the Key Investment Terms starting on page 5.

See Notes to Financial Statements

VIRTUS KAR MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.4%

Consumer Discretionary—8.2%
Ross Stores, Inc.	47,954	$3,740
Tractor Supply Co.	95,800	6,037
Wynn Resorts Ltd.	12,982	2,367

		12,144

Consumer Staples—8.1%
Lamb Weston Holdings, Inc.	77,700	4,524
Monster Beverage Corp.(1)	129,349	7,400

		11,924

Energy—3.1%
Core Laboratories N.V.	42,985	4,652

Financials—14.5%
Bank of The Ozarks, Inc.	121,650	5,872
First Financial Bankshares, Inc.	62,265	2,883
Houlihan Lokey, Inc.	78,600	3,505
Moody’s Corp.	21,785	3,514
Signature Bank(1)	40,554	5,757

		21,531

Health Care—19.9%
AMN Healthcare Services, Inc.(1)	90,100	5,113
Cooper Cos., Inc. (The)	25,858	5,916
Globus Medical, Inc. Class A(1)	162,900	8,116
West Pharmaceutical Services, Inc.	30,950	2,733

	SHARES	VALUE
Health Care—continued
Zoetis, Inc.	90,324	$7,543

		29,421

Industrials—23.7%
AMETEK, Inc.	100,700	7,650
Exponent, Inc.	39,740	3,126
Graco, Inc.	125,665	5,745
Lennox International, Inc.	21,400	4,374
Nordson Corp.	38,517	5,251
Verisk Analytics, Inc.(1)	29,000	3,016
WABCO Holdings, Inc.(1)	44,105	5,904

		35,066

Information Technology—17.9%
Amphenol Corp. Class A	70,583	6,079
Aspen Technology, Inc.(1)	88,192	6,958
Broadridge Financial Solutions, Inc.	57,160	6,270
Manhattan Associates, Inc.(1)	95,900	4,016
Skyworks Solutions, Inc.	31,810	3,189

		26,512

Materials—2.0%
International Flavors & Fragrances, Inc.	22,139	3,031
TOTAL COMMON STOCKS (Identified Cost $113,857)		144,281
TOTAL LONG-TERM INVESTMENTS—97.4%
(Identified Cost $113,857)		144,281

	SHARES	VALUE
SHORT-TERM INVESTMENT—2.5%

Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	3,738,851	$3,739
TOTAL SHORT-TERM INVESTMENT (Identified Cost $3,739)		3,739
TOTAL INVESTMENTS—99.9% (Identified Cost $117,596)		148,020
Other assets and liabilities, net—0.1%		160

NET ASSETS—100.0%		$148,180

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$144,281	$144,281
Short-Term Investment	3,739	3,739

Total Investments	$148,020	$148,020

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%

Consumer Discretionary—20.9%
Ctrip.com International Ltd. ADR(1)	47,965	$2,236
Domino’s Pizza, Inc.	14,065	3,285
Expedia Group, Inc.	11,421	1,261
Netflix, Inc.(1)	23,390	6,908
Pool Corp.	24,725	3,615
Ross Stores, Inc.	28,885	2,253
Under Armour, Inc. Class A(1)	68,000	1,112
Wynn Resorts Ltd.	16,530	3,014

		23,684

Consumer Staples—7.5%
Brown-Forman Corp. Class B	50,425	2,743
McCormick & Co., Inc.	14,440	1,536
Monster Beverage Corp.(1)	73,970	4,232

		8,511

Energy—2.6%
Cabot Oil & Gas Corp.	56,345	1,351
Core Laboratories N.V.	14,070	1,523

		2,874

Financials—8.5%
MarketAxess Holdings, Inc.	18,010	3,916
Northern Trust Corp.	17,410	1,796
SEI Investments Co.	15,200	1,139
Victory Capital Holdings, Inc. Class A(1)	80,266	987
Worldpay, Inc. Class A(1)	21,500	1,768

		9,606

Health Care—13.0%
BioMarin Pharmaceutical, Inc.(1)	16,910	1,371
Bluebird Bio, Inc.(1)	5,900	1,007
Diplomat Pharmacy, Inc.(1)	78,860	1,589

	SHARES	VALUE
Health Care—continued
HealthEquity, Inc.(1)	57,800	$3,499
Illumina, Inc.(1)	10,385	2,455
Mettler-Toledo International, Inc.(1)	1,530	880
Teladoc, Inc.(1)	33,550	1,352
Zoetis, Inc.	31,140	2,601

		14,754

Industrials—7.2%
CoStar Group, Inc.(1)	5,480	1,987
Kansas City Southern	13,090	1,438
Rockwell Automation, Inc.	8,030	1,399
Roper Technologies, Inc.	7,550	2,119
SiteOne Landscape Supply, Inc.(1)	15,600	1,202

		8,145

Information Technology—37.2%
Amphenol Corp. Class A	38,925	3,353
Appian Corp.(1)	58,670	1,477
Arista Networks, Inc.(1)	4,100	1,047
Autohome, Inc. ADR	47,300	4,065
Cargurus, Inc.(1)	35,484	1,365
Ellie Mae, Inc.(1)	35,190	3,235
Fair Isaac Corp.(1)	10,180	1,724
FleetCor Technologies, Inc.(1)	11,000	2,227
Gartner, Inc.(1)	23,245	2,734
MercadoLibre, Inc.	7,755	2,764
MuleSoft, Inc. Class A(1)	39,308	1,729
Okta, Inc.(1)	43,565	1,736
Paycom Software, Inc.(1)	30,820	3,310
Teradyne, Inc.	38,560	1,762
Workday, Inc. Class A(1)	23,760	3,020
Yandex N.V. Class A(1)	83,845	3,308
Yelp, Inc.(1)	50,570	2,111
Zscaler, Inc.(1)	39,000	1,095

		42,062

	SHARES	VALUE
Materials—1.5%
Ball Corp.	43,280	$1,719
TOTAL COMMON STOCKS (Identified Cost $60,739)		111,355
TOTAL LONG-TERM INVESTMENTS—98.4%
(Identified Cost $60,739)		111,355

SHORT-TERM INVESTMENT—1.6%

Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	1,766,666	1,767
TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,767)		1,767
TOTAL INVESTMENTS—100.0% (Identified Cost $62,506)		113,122
Other assets and liabilities, net—0.0%		50

NET ASSETS—100.0%		$113,172

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
China	6
Russia	3
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$111,355	$111,355
Short-Term Investment	1,767	1,767

Total Investments	$113,122	$113,122

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 5.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.8%

Consumer Discretionary—4.6%
Fox Factory Holding Corp.(1)	330,157	$11,522
Pool Corp.	280,390	40,999

		52,521

Consumer Staples—1.9%
PriceSmart, Inc.	254,200	21,238

Energy—4.3%
Core Laboratories N.V.	133,100	14,404
Dril-Quip, Inc.(1)	785,040	35,170

		49,574

Financials—17.4%
Artisan Partners Asset Management, Inc. Class A	783,000	26,074
FactSet Research Systems, Inc.	171,940	34,288
MarketAxess Holdings, Inc.	161,932	35,211
Moelis & Co. Class A	718,560	36,539
Primerica, Inc.	557,712	53,875
RLI Corp.	214,708	13,610

		199,597

Health Care—4.0%
Abaxis, Inc.	652,100	46,051

Industrials—29.9%
Copart, Inc.(1)	1,325,500	67,508
Donaldson Co., Inc.	480,200	21,633
Graco, Inc.	885,600	40,490

	SHARES	VALUE
Industrials—continued
Old Dominion Freight Line, Inc.	375,530	$55,192
RBC Bearings, Inc.(1)	251,259	31,206
Teledyne Technologies, Inc.(1)	280,800	52,557
Toro Co. (The)	461,280	28,807
WABCO Holdings, Inc.(1)	340,650	45,603

		342,996

Information Technology—25.9%
Aspen Technology, Inc.(1)	597,200	47,113
Autohome, Inc. ADR	1,200,600	103,180
CDW Corp.	734,900	51,671
Jack Henry & Associates, Inc.	217,800	26,343
Manhattan Associates, Inc.(1)	279,320	11,698
Rightmove plc	940,200	57,341

		297,346

Materials—1.5%
AptarGroup, Inc.	190,400	17,104

Real Estate—4.3%
HFF, Inc. Class A	985,300	48,969
TOTAL COMMON STOCKS (Identified Cost $784,349)		1,075,396
TOTAL LONG-TERM INVESTMENTS—93.8%
(Identified Cost $784,349)		1,075,396

	SHARES	VALUE
SHORT-TERM INVESTMENT—6.8%

Money Market Mutual Fund—6.8%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	77,493,081	$77,493
TOTAL SHORT-TERM INVESTMENT (Identified Cost $77,493)		77,493
TOTAL INVESTMENTS—100.6% (Identified Cost $861,842)		1,152,889
Other assets and liabilities, net—(0.6)%		(6,309)

NET ASSETS—100.0%		$1,146,580

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
China	9
United Kingdom	5
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,075,396	$1,075,396
Short-Term Investment	77,493	77,493

Total Investments	$1,152,889	$1,152,889

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 5.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—85.8%

Consumer Discretionary—10.9%
Emerald Expositions Events, Inc.	1,920,700	$37,415
Fox Factory Holding Corp.(1)	3,522,978	122,952
Ollie’s Bargain Outlet Holdings, Inc.(1)	1,896,957	114,387

		274,754

Consumer Staples—4.3%
Chefs’ Warehouse, Inc. (The)(1)	2,615,700	60,161
PriceSmart, Inc.	595,200	49,729

		109,890

Financials—16.2%
FactSet Research Systems, Inc.	329,350	65,679
Financial Engines, Inc.	350,651	12,273
Interactive Brokers Group, Inc. Class A	1,593,916	107,175
MarketAxess Holdings, Inc.	282,500	61,427
Moelis & Co. Class A	1,746,900	88,830
Morningstar, Inc.	773,612	73,895

		409,279

Health Care—6.4%
Abaxis, Inc.	1,035,800	73,148
National Research Corp. Class A	1,771,305	51,811

	SHARES	VALUE
Health Care—continued
U.S. Physical Therapy, Inc.	460,000	$37,398

		162,357

Industrials—17.4%
AAON, Inc.	1,259,400	49,116
Copart, Inc.(1)	2,191,200	111,598
HEICO Corp. Class A	1,622,530	115,118
Old Dominion Freight Line, Inc.	816,600	120,016
Omega Flex, Inc.	688,526	44,823

		440,671

Information Technology—30.6%
ANSYS, Inc.(1)	445,100	69,743
Aspen Technology, Inc.(1)	1,253,000	98,849
Auto Trader Group plc	24,917,000	122,564
Autohome, Inc. ADR	2,696,400	231,729
Ellie Mae, Inc.(1)	532,250	48,935
Mesa Laboratories, Inc.	84,608	12,559
NVE Corp.	483,690	40,199
Paycom Software, Inc.(1)	418,500	44,943
Rightmove plc	1,705,000	103,985

		773,506
TOTAL COMMON STOCKS (Identified Cost $1,618,821)		2,170,457
TOTAL LONG-TERM INVESTMENTS—85.8%
(Identified Cost $1,618,821)		2,170,457

	SHARES	VALUE
SHORT-TERM INVESTMENT—13.9%

Money Market Mutual Fund—13.9%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	351,269,530	$351,270
TOTAL SHORT-TERM INVESTMENT (Identified Cost $351,270)		351,270
TOTAL INVESTMENTS—99.7% (Identified Cost $1,970,091)		2,521,727
Other assets and liabilities, net—0.3%		8,833

NET ASSETS—100.0%		$2,530,560

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	82%
China	9
United Kingdom	9
Total	100%
† % of total investments as of March 31, 2018.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$2,170,457	$2,170,457
Short-Term Investment	351,270	351,270

Total Investments	$2,521,727	$2,521,727

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 5.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.6%

Consumer Discretionary—13.8%
Cheesecake Factory, Inc. (The)	454,000	$21,892
Cinemark Holdings, Inc.	442,800	16,680
Sally Beauty Holdings, Inc.(1)	535,000	8,801
Thor Industries, Inc.	166,700	19,199

		66,572

Consumer Staples—5.6%
National Beverage Corp.	190,004	16,914
WD-40 Co.	76,954	10,135

		27,049

Energy—3.7%
Core Laboratories N.V.	163,700	17,716

Financials—16.6%
Artisan Partners Asset Management, Inc. Class A	349,900	11,652
Bank of Hawaii Corp.	217,960	18,112
First Financial Bankshares, Inc.	257,060	11,902
Houlihan Lokey, Inc.	254,807	11,364
Primerica, Inc.	157,563	15,221
RLI Corp.	189,312	12,001

		80,252

Health Care—3.2%
Anika Therapeutics, Inc.(1)	309,790	15,403

Industrials—20.7%
Graco, Inc.	318,981	14,584
Landstar System, Inc.	138,428	15,179

	SHARES	VALUE
Industrials—continued
Lincoln Electric Holdings, Inc.	114,610	$10,309
RBC Bearings, Inc.(1)	146,600	18,208
SiteOne Landscape Supply, Inc.(1)	321,460	24,765
Watsco, Inc.	91,433	16,546

		99,591

Information Technology—13.1%
American Software, Inc. Class A	459,391	5,972
Badger Meter, Inc.	356,834	16,824
Brooks Automation, Inc.	464,540	12,580
Cass Information Systems, Inc.	236,080	14,049
Jack Henry & Associates, Inc.	111,350	13,468

		62,893

Materials—4.4%
Scotts Miracle-Gro Co. (The)	249,301	21,378

Real Estate—12.5%
HFF, Inc. Class A	373,000	18,538
MGM Growth Properties LLC Class A	818,610	21,726
RE/MAX Holdings, Inc. Class A	333,920	20,185

		60,449
TOTAL COMMON STOCKS (Identified Cost $330,992)		451,303
TOTAL LONG-TERM INVESTMENTS—93.6%
(Identified Cost $330,992)		451,303

	SHARES	VALUE
SHORT-TERM INVESTMENT—5.8%

Money Market Mutual Fund—5.8%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)(2)	28,153,295	$28,153
TOTAL SHORT-TERM INVESTMENT (Identified Cost $28,153)		28,153
TOTAL INVESTMENTS—99.4% (Identified Cost $359,145)		479,456
Other assets and liabilities, net—0.6%		2,636

NET ASSETS—100.0%		$482,092

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$451,303	$451,303
Short-Term Investment	28,153	28,153

Total Investments	$479,456	$479,456

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS KAR SMALL-MID CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.3%

Consumer Discretionary—8.7%
Pool Corp.	640	$94
Winmark Corp.	460	60
Wynn Resorts Ltd.	560	102

		256

Energy—5.4%
Core Laboratories N.V.	1,000	108
Dril-Quip, Inc.(1)	1,150	52

		160

Financials—18.7%
Bank of The Ozarks, Inc.	2,140	103
Berkley (W.R.) Corp.	1,270	92
MSCI, Inc.	810	121
Primerica, Inc.	1,140	110
Signature Bank(1)	870	124

		550

Health Care—11.1%
AMN Healthcare Services, Inc.(1)	1,820	103

	SHARES	VALUE
Health Care—continued
Cooper Cos., Inc. (The)	510	$117
Cotiviti Holdings, Inc.(1)	3,110	107

		327

Industrials—32.0%
Carlisle Cos., Inc.	730	76
Copart, Inc.(1)	1,660	84
Expeditors International of Washington, Inc.	1,690	107
Landstar System, Inc.	720	79
Lennox International, Inc.	560	114
Nordson Corp.	910	124
RBC Bearings, Inc.(1)	1,060	132
Snap-on, Inc.	710	105
WABCO Holdings, Inc.(1)	910	122

		943

Information Technology—19.4%
ANSYS, Inc.(1)	380	60
Aspen Technology, Inc.(1)	1,740	137
CDW Corp.	1,760	124
FLIR Systems, Inc.	1,525	76

	SHARES	VALUE
Information Technology—continued
Jack Henry & Associates, Inc.	740	$89
Teradyne, Inc.	1,850	85

		571

Materials—2.0%
Scotts Miracle-Gro Co. (The)	670	58
TOTAL COMMON STOCKS (Identified Cost $2,917)		2,865
TOTAL LONG-TERM INVESTMENTS—97.3%
(Identified Cost $2,917)		2,865
TOTAL INVESTMENTS—97.3% (Identified Cost $2,917)		2,865
Other assets and liabilities, net—2.7%		80

NET ASSETS—100.0%		$2,945

Footnote Legend:

(1)	Non-income producing.

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$2,865	$2,865

Total Investments	$2,865	$2,865

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.1%

Consumer Discretionary—12.8%
Advance Auto Parts, Inc.	553	$66
Amazon.com, Inc.(1)(2)	3,029	4,384
Aptiv plc	2,141	182
AutoZone, Inc.(1)	208	135
Best Buy Co., Inc.	1,909	134
Booking Holdings, Inc.(1)(2)	369	768
BorgWarner, Inc.	1,478	74
CarMax, Inc.(1)	1,378	85
Carnival Corp.	3,064	201
CBS Corp. Class B	2,716	140
Charter Communications, Inc. Class A(1)	1,459	454
Chipotle Mexican Grill, Inc.(1)	185	60
Comcast Corp. Class A(2)	35,132	1,200
Darden Restaurants, Inc.	926	79
Discovery Communications, Inc. Class A(1)	1,169	25
Discovery Communications, Inc. Class C(1)	1,617	32
DISH Network Corp. Class A(1)	1,711	65
Dollar General Corp.	1,861	174
Dollar Tree, Inc.(1)	1,759	167
Expedia Group, Inc.	936	103
Foot Locker, Inc.	926	42
Ford Motor Co.(2)	29,170	323
Gap, Inc. (The)	1,645	51
Garmin Ltd.	834	49
General Motors Co.(2)	9,610	349
Genuine Parts Co.	1,102	99
Goodyear Tire & Rubber Co. (The)	1,853	49
H&R Block, Inc.	1,578	40
Hanesbrands, Inc.	2,720	50
Harley-Davidson, Inc.	1,264	54
Hasbro, Inc.	857	72
Hilton Worldwide Holdings, Inc.	1,524	120
Home Depot, Inc. (The)(2)	8,803	1,569
Horton (D.R.), Inc.	2,575	113
Interpublic Group of Cos., Inc. (The)	2,920	67
Kohl’s Corp.	1,282	84
L Brands, Inc.	1,865	71
Leggett & Platt, Inc.	995	44
Lennar Corp. Class A	2,044	121
LKQ Corp.(1)	2,320	88
Lowe’s Cos., Inc.(2)	6,290	552
Macy’s, Inc.	2,310	69
Marriott International, Inc. Class A	2,311	314
Mattel, Inc.	2,616	34
McDonald’s Corp.(2)	5,959	932
MGM Resorts International	3,832	134
Michael Kors Holdings Ltd.(1)	1,143	71
Mohawk Industries, Inc.(1)	474	110
Netflix, Inc.(1)	3,273	967
Newell Brands, Inc.	3,653	93
News Corp. Class A	2,878	45
News Corp. Class B	913	15
NIKE, Inc. Class B(2)	9,879	656
Nordstrom, Inc.	885	43
Norwegian Cruise Line Holdings Ltd.(1)	1,365	72

	SHARES	VALUE
Consumer Discretionary—continued
O’Reilly Automotive, Inc.(1)	637	$158
Omnicom Group, Inc.	1,748	127
PulteGroup, Inc.	2,034	60
PVH Corp.	585	89
Ralph Lauren Corp.	419	47
Ross Stores, Inc.	2,914	227
Royal Caribbean Cruises Ltd.	1,289	152
Signet Jewelers Ltd.	452	17
Starbucks Corp.(2)	10,583	613
Tapestry, Inc.	2,138	113
Target Corp.(2)	4,062	282
Tiffany & Co.	762	74
Time Warner, Inc.(2)	5,863	555
TJX Cos., Inc. (The)	4,804	392
Tractor Supply Co.	941	59
TripAdvisor, Inc.(1)	811	33
Twenty-First Century Fox, Inc. Class A(2)	7,955	292
Twenty-First Century Fox, Inc. Class B(2)	3,318	121
Ulta Beauty, Inc.(1)	433	88
Under Armour, Inc. Class A(1)	1,387	23
Under Armour, Inc. Class C(1)	1,379	20
VF Corp.	2,468	183
Viacom, Inc. Class B	2,624	82
Walt Disney Co. (The)(2)	11,382	1,143
Whirlpool Corp.	540	83
Wyndham Worldwide Corp.	764	87
Wynn Resorts Ltd.	601	110
Yum! Brands, Inc.	2,531	215

		21,535

Consumer Staples—7.0%
Altria Group, Inc.(2)	12,925	805
Archer-Daniels-Midland Co.	3,797	165
Brown-Forman Corp. Class B	1,652	90
Campbell Soup Co.	1,301	56
Church & Dwight Co., Inc.	1,684	85
Clorox Co. (The)	869	116
Coca-Cola Co. (The)(2)	25,981	1,128
Colgate-Palmolive Co.(2)	5,945	426
Conagra Brands, Inc.	2,776	102
Constellation Brands, Inc. Class A	1,169	266
Costco Wholesale Corp.(2)	2,961	558
Coty, Inc. Class A	3,226	59
CVS Health Corp.(2)	6,843	426
Dr. Pepper Snapple Group, Inc.	1,226	145
Estee Lauder Cos., Inc. (The) Class A	1,523	228
General Mills, Inc.	3,838	173
Hershey Co. (The)	949	94
Hormel Foods Corp.	1,814	62
J.M. Smucker Co. (The)	772	96
Kellogg Co.	1,687	110
Kimberly-Clark Corp.	2,374	261
Kraft Heinz Co. (The)(2)	4,064	253
Kroger Co. (The)	5,961	143
McCormick & Co., Inc.	812	86
Molson Coors Brewing Co. Class B	1,256	95
Mondelez International, Inc. Class A(2)	10,173	425

	SHARES	VALUE
Consumer Staples—continued
Monster Beverage Corp.(1)	2,780	$159
PepsiCo, Inc.(2)	9,634	1,052
Philip Morris International, Inc.(2)	10,545	1,048
Procter & Gamble Co. (The)(2)	17,319	1,373
Sysco Corp.	3,267	196
Tyson Foods, Inc. Class A	2,014	147
Walgreens Boots Alliance, Inc.(2)	5,860	384
Walmart, Inc.(2)	9,902	881

		11,693

Energy—5.2%
Anadarko Petroleum Corp.	3,677	222
Andeavor	970	98
Apache Corp.	2,538	98
Baker Hughes a GE Co.	2,909	81
Cabot Oil & Gas Corp.	3,116	75
Chesapeake Energy Corp.(1)	6,108	18
Chevron Corp.(2)	12,837	1,464
Cimarex Energy Co.	639	60
Concho Resources, Inc.(1)	1,005	151
ConocoPhillips(2)	8,051	477
Devon Energy Corp.	3,547	113
EOG Resources, Inc.	3,917	412
EQT Corp.	1,663	79
Exxon Mobil Corp.(2)	28,416	2,120
Halliburton Co.(2)	5,932	279
Helmerich & Payne, Inc.	736	49
Hess Corp.	1,806	91
Kinder Morgan, Inc.(2)	12,986	196
Marathon Oil Corp.	5,731	92
Marathon Petroleum Corp.	3,313	242
National Oilwell Varco, Inc.	2,587	95
Newfield Exploration Co.(1)	1,333	33
Noble Energy, Inc.	3,279	99
Occidental Petroleum Corp.(2)	5,153	335
ONEOK, Inc.	2,760	157
Phillips 66	2,836	272
Pioneer Natural Resources Co.	1,143	196
Range Resources Corp.	1,515	22
Schlumberger Ltd.(2)	9,383	608
TechnipFMC plc	2,995	88
Valero Energy Corp.	2,966	275
Williams Cos., Inc. (The)	5,599	139

		8,736

Financials—14.9%
Affiliated Managers Group, Inc.	419	79
Aflac, Inc.	5,922	259
Allstate Corp. (The)(2)	2,703	256
American Express Co.(2)	5,425	506
American International Group, Inc.(2)	6,781	369
Ameriprise Financial, Inc.	1,113	165
AON plc	1,869	262
Assurant, Inc.	404	37
Bank of America Corp.(2)	73,362	2,200
Bank of New York Mellon Corp. (The)(2)	7,714	398
BB&T Corp.	5,964	310
Berkshire Hathaway, Inc. Class B(1)(2)	14,420	2,877

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Financials—continued
BlackRock, Inc.(2)	928	$503
Brighthouse Financial, Inc.(1)(2)	722	37
Capital One Financial Corp.(2)	3,594	344
CBOE Global Markets, Inc.	860	98
Charles Schwab Corp. (The)	9,017	471
Chubb Ltd.	3,482	476
Cincinnati Financial Corp.	1,119	83
Citigroup, Inc.(2)	19,973	1,348
Citizens Financial Group, Inc.	3,722	156
CME Group, Inc.	2,582	418
Comerica, Inc.	1,311	126
Discover Financial Services	2,748	198
E*TRADE Financial Corp.(1)	2,046	113
Everest Re Group Ltd.	308	79
Fifth Third Bancorp	5,324	169
Franklin Resources, Inc.	2,464	85
Gallagher (Arthur J.) & Co.	1,358	93
Goldman Sachs Group, Inc. (The)(2)	2,612	658
Hartford Financial Services Group, Inc. (The)	2,679	138
Huntington Bancshares, Inc.	8,169	123
Intercontinental Exchange, Inc.	4,413	320
Invesco Ltd.	3,068	98
JPMorgan Chase & Co.(2)	26,042	2,864
KeyCorp	8,106	159
Leucadia National Corp.	2,357	54
Lincoln National Corp.	1,646	120
Loews Corp.	2,066	103
M&T Bank Corp.	1,131	209
Marsh & McLennan Cos., Inc.	3,832	317
MetLife, Inc.(2)	7,938	364
Moody’s Corp.	1,254	202
Morgan Stanley(2)	10,437	563
Nasdaq, Inc.	880	76
Navient Corp.	1,986	26
Northern Trust Corp.	1,624	168
People’s United Financial, Inc.	2,607	49
PNC Financial Services Group, Inc. (The)	3,594	544
Principal Financial Group, Inc.	2,015	123
Progressive Corp. (The)	4,388	267
Prudential Financial, Inc.	3,182	330
Raymond James Financial, Inc.	967	86
Regions Financial Corp.	8,762	163
S&P Global, Inc.	1,916	366
State Street Corp.	2,792	278
SunTrust Banks, Inc.	3,604	245
Synchrony Financial	5,699	191
T. Rowe Price Group, Inc.	1,826	197
Torchmark Corp.	807	68
Travelers Cos., Inc. (The)	2,052	285
U.S. Bancorp(2)	11,861	599
Unum Group	1,686	80
Wells Fargo & Co.(2)	33,473	1,754
Willis Towers Watson plc	989	151
XL Group Ltd.	1,927	107
Zions Bancorporation	1,506	79

		25,039

Health Care—12.4%
Abbott Laboratories(2)	11,826	709
AbbVie, Inc.(2)	10,850	1,027

	SHARES	VALUE
Health Care—continued
Aetna, Inc.	2,214	$374
Agilent Technologies, Inc.	2,179	146
Alexion Pharmaceuticals, Inc.(1)	1,393	155
Align Technology, Inc.(1)	490	123
Allergan plc(2)	2,249	379
AmerisourceBergen Corp.	1,094	94
Amgen, Inc.(2)	4,975	848
Anthem, Inc.	1,740	382
Baxter International, Inc.	3,386	220
Becton, Dickinson & Co.	1,794	389
Biogen, Inc.(1)(2)	1,428	391
Boston Scientific Corp.(1)	9,265	253
Bristol-Myers Squibb Co.(2)	11,088	701
Cardinal Health, Inc.	2,121	133
Celgene Corp.(1)(2)	5,345	477
Centene Corp.(1)	1,157	124
Cerner Corp.(1)	2,145	124
Cigna Corp.	1,666	279
Cooper Cos., Inc. (The)	332	76
Danaher Corp.(2)	4,150	406
DaVita, Inc.(1)	1,031	68
DENTSPLY SIRONA, Inc.	1,556	78
Edwards Lifesciences Corp.(1)	1,437	201
Eli Lilly & Co.(2)	6,521	505
Envision Healthcare Corp.(1)	811	31
Express Scripts Holding Co.(1)	3,833	265
Gilead Sciences, Inc.(2)	8,959	675
HCA Healthcare, Inc.	1,905	185
Henry Schein, Inc.(1)	1,070	72
Hologic, Inc.(1)	1,854	69
Humana, Inc.	968	260
IDEXX Laboratories, Inc.(1)	594	114
Illumina, Inc.(1)	990	234
Incyte Corp.(1)	1,193	99
Intuitive Surgical, Inc.(1)	757	313
IQVIA Holdings, Inc.(1)	985	97
Johnson & Johnson(2)	18,170	2,329
Laboratory Corp. of America Holdings(1)	689	111
McKesson Corp.	1,407	198
Medtronic plc(2)	9,175	736
Merck & Co., Inc.(2)	18,503	1,008
Mettler-Toledo International, Inc.(1)	174	100
Mylan NV(1)	3,620	149
Patterson Cos., Inc.	558	12
PerkinElmer, Inc.	750	57
Perrigo Co., plc	887	74
Pfizer, Inc.(2)	40,345	1,432
Quest Diagnostics, Inc.	925	93
Regeneron Pharmaceuticals, Inc.(1)	526	181
ResMed, Inc.	963	95
Stryker Corp.	2,181	351
Thermo Fisher Scientific, Inc.	2,736	565
UnitedHealth Group, Inc.(2)	6,530	1,397
Universal Health Services, Inc. Class B	587	70
Varian Medical Systems, Inc.(1)	624	77
Vertex Pharmaceuticals, Inc.(1)	1,712	279
Waters Corp.(1)	540	107
Zimmer Biomet Holdings, Inc.	1,358	148
Zoetis, Inc.	3,306	276

		20,921

	SHARES	VALUE
Industrials—10.3%
3M Co.(2)	4,460	$979
A.O. Smith Corp.	1,090	69
Acuity Brands, Inc.	316	44
Alaska Air Group, Inc.	917	57
Allegion plc	707	60
American Airlines Group, Inc.	3,181	165
AMETEK, Inc.	1,731	132
Arconic, Inc.	3,171	73
Boeing Co. (The)(2)	4,274	1,401
Caterpillar, Inc.(2)	4,492	662
Cintas Corp.	655	112
CSX Corp.	6,825	380
Cummins, Inc.	1,256	204
Deere & Co.	2,421	376
Delta Air Lines, Inc.	4,909	269
Dover Corp.	1,188	117
Eaton Corp. plc	3,362	269
Emerson Electric Co.(2)	4,844	331
Equifax, Inc.	929	109
Expeditors International of Washington, Inc.	1,328	84
Fastenal Co.	2,138	117
FedEx Corp.(2)	1,849	444
Flowserve Corp.	974	42
Fluor Corp.	1,088	62
Fortive Corp.	2,314	179
Fortune Brands Home & Security, Inc.	1,148	68
General Dynamics Corp.(2)	2,091	462
General Electric Co.(2)	62,917	848
Harris Corp.	895	144
Honeywell International, Inc.(2)	5,729	828
Hunt (JB) Transport Services, Inc.	642	75
Huntington Ingalls Industries, Inc.	342	88
IHS Markit Ltd.(1)	2,716	131
Illinois Tool Works, Inc.	2,323	364
Ingersoll-Rand plc	1,866	160
Jacobs Engineering Group, Inc.	889	53
Johnson Controls International plc	6,940	245
Kansas City Southern	777	85
L3 Technologies, Inc.	585	122
Lockheed Martin Corp.(2)	1,888	638
Masco Corp.	2,369	96
Nielsen Holdings plc	2,497	79
Norfolk Southern Corp.	2,171	295
Northrop Grumman Corp.	1,311	458
PACCAR, Inc.	2,669	177
Parker-Hannifin Corp.	1,021	175
Pentair plc	1,230	84
Quanta Services, Inc.(1)	1,144	39
Raytheon Co.(2)	2,189	472
Republic Services, Inc.	1,698	112
Robert Half International, Inc.	971	56
Robinson (C.H.) Worldwide, Inc.	1,037	97
Rockwell Automation, Inc.	992	173
Rockwell Collins, Inc.	1,252	169
Roper Technologies, Inc.	764	214
Snap-on, Inc.	426	63
Southwest Airlines Co.	4,124	236

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Industrials—continued
Stanley Black & Decker, Inc.	1,147	$176
Stericycle, Inc.(1)	640	37
Textron, Inc.	2,030	120
TransDigm Group, Inc.	364	112
Union Pacific Corp.(2)	5,946	799
United Continental Holdings, Inc.(1)	1,882	131
United Parcel Service, Inc. Class B(2)	5,132	537
United Rentals, Inc.(1)	629	109
United Technologies Corp.(2)	5,598	704
Verisk Analytics, Inc.(1)	1,162	121
W.W. Grainger, Inc.	398	112
Waste Management, Inc.	3,027	255
Xylem, Inc.	1,341	103

		17,359

Information Technology—24.9%
Accenture plc Class A(2)	4,608	707
Activision Blizzard, Inc.	5,761	389
Adobe Systems, Inc.(1)	3,684	796
Advanced Micro Devices, Inc.(1)	6,191	62
Akamai Technologies, Inc.(1)	1,255	89
Alliance Data Systems Corp.	365	78
Alphabet, Inc. Class A(1)(2)	2,237	2,320
Alphabet, Inc. Class C(1)(2)	2,265	2,337
Amphenol Corp. Class A	2,290	197
Analog Devices, Inc.	2,778	253
ANSYS, Inc.(1)	636	100
Apple, Inc.(2)	38,333	6,432
Applied Materials, Inc.	8,035	447
Autodesk, Inc.(1)	1,645	207
Automatic Data Processing, Inc.	3,310	376
Broadcom Ltd.	2,991	705
CA, Inc.	2,362	80
Cadence Design Systems, Inc.(1)	2,107	77
Cisco Systems, Inc.(2)	37,013	1,587
Citrix Systems, Inc.(1)	1,067	99
Cognizant Technology Solutions Corp. Class A	4,389	353
Corning, Inc.	6,508	181
CSRA, Inc.	1,246	51
DXC Technology Co.	2,123	213
eBay, Inc.(1)	7,341	295
Electronic Arts, Inc.(1)	2,326	282
F5 Networks, Inc.(1)	472	68
Facebook, Inc. Class A(1)(2)	17,921	2,864
Fidelity National Information Services, Inc.	2,509	242
Fiserv, Inc.(1)	3,121	223
FLIR Systems, Inc.	1,051	53
Gartner, Inc.(1)	676	80
Global Payments, Inc.	1,195	133
Hewlett Packard Enterprise Co.	11,926	209
HP, Inc.	12,476	273
Intel Corp.(2)	34,926	1,819
International Business Machines Corp.(2)	6,393	981
Intuit, Inc.	1,819	315
IPG Photonics Corp.(1)	25	6
Juniper Networks, Inc.	2,822	69

	SHARES	VALUE
Information Technology—continued
KLA-Tencor Corp.	1,180	$129
Lam Research Corp.	1,208	245
Mastercard, Inc. Class A(2)	6,938	1,215
Microchip Technology, Inc.	1,758	161
Micron Technology, Inc.(1)	8,769	457
Microsoft Corp.(2)	58,290	5,320
Motorola Solutions, Inc.	1,218	128
NetApp, Inc.	2,044	126
NVIDIA Corp.	4,537	1,051
Oracle Corp.(2)	22,808	1,043
Paychex, Inc.	2,391	147
PayPal Holdings, Inc.(1)(2)	8,499	645
Qorvo, Inc.(1)	1,028	72
QUALCOMM, Inc.(2)	11,056	613
Red Hat, Inc.(1)	1,330	199
salesforce.com, Inc.(1)	5,165	601
Seagate Technology plc	2,203	129
Skyworks Solutions, Inc.	1,391	139
Symantec Corp.	4,670	121
Synopsys, Inc.(1)	1,123	93
TE Connectivity Ltd.	2,650	265
Texas Instruments, Inc.(2)	7,371	766
Total System Services, Inc.	1,260	109
VeriSign, Inc.(1)	626	74
Visa, Inc. Class A(2)	13,523	1,618
Western Digital Corp.	2,236	206
Western Union Co. (The)	3,464	67
Xerox Corp.	1,597	46
Xilinx, Inc.	1,881	136

		41,969

Materials—2.6%
Air Products & Chemicals, Inc.	1,478	235
Albemarle Corp.	760	70
Avery Dennison Corp.	601	64
Ball Corp.	2,368	94
CF Industries Holdings, Inc.	1,578	60
DowDuPont, Inc.(2)	15,911	1,014
Eastman Chemical Co.	972	103
Ecolab, Inc.	1,763	242
FMC Corp.	911	70
Freeport-McMoRan, Inc.(1)	9,176	161
International Flavors & Fragrances, Inc.	534	73
International Paper Co.	2,806	150
LyondellBasell Industries N.V. Class A	2,198	232
Martin Marietta Materials, Inc.	426	88
Monsanto Co.(2)	2,984	348
Mosaic Co. (The)	2,364	57
Newmont Mining Corp.	3,642	142
Nucor Corp.	2,136	130
Packaging Corp. of America	641	72
PPG Industries, Inc.	1,725	193
Praxair, Inc.	1,946	281
Sealed Air Corp.	1,225	52
Sherwin-Williams Co. (The)	557	218
Vulcan Materials Co.	900	103
WestRock Co.	1,722	111

		4,363

	SHARES	VALUE
Real Estate—2.5%
Alexandria Real Estate Equities, Inc.	684	$85
American Tower Corp.	2,896	421
Apartment Investment & Management Co. Class A	1,062	43
AvalonBay Communities, Inc.	936	154
Boston Properties, Inc.	1,045	129
CBRE Group, Inc. Class A(1)	2,042	96
Crown Castle International Corp.	2,773	304
Digital Realty Trust, Inc.	1,392	147
Duke Realty Corp.	2,407	64
Equinix, Inc.	532	223
Equity Residential	2,485	153
Essex Property Trust, Inc.	446	107
Extra Space Storage, Inc.	852	75
Federal Realty Investment Trust	494	57
GGP, Inc.	4,233	87
HCP, Inc.	3,170	74
Host Hotels & Resorts, Inc.	5,027	94
Iron Mountain, Inc.	1,913	63
Kimco Realty Corp.	2,891	42
Macerich Co. (The)	732	41
Mid-America Apartment Communities, Inc.	766	70
Prologis, Inc.	3,604	227
Public Storage	1,014	203
Realty Income Corp.	1,906	99
Regency Centers Corp.	1,004	59
SBA Communications, Corp.(1)	795	136
Simon Property Group, Inc.(2)	2,108	325
SL Green Realty Corp.	630	61
UDR, Inc.	1,805	64
Ventas, Inc.	2,406	119
Vornado Realty Trust	1,164	78
Welltower, Inc.	2,506	136
Weyerhaeuser Co.	5,116	179

		4,215

Telecommunication Services—1.9%
AT&T, Inc.(2)	45,812	1,633
CenturyLink, Inc.	7,331	120
Verizon Communications, Inc.(2)	30,018	1,436

		3,189

Utilities—2.6%
AES Corp.	4,463	51
Alliant Energy Corp.	1,557	64
Ameren Corp.	1,632	92
American Electric Power Co., Inc.	3,301	226
American Water Works Co., Inc.	1,201	99
CenterPoint Energy, Inc.	2,905	80
CMS Energy Corp.	1,900	86
Consolidated Edison, Inc.	2,088	163
Dominion Energy, Inc.	4,341	293
DTE Energy Co.	1,211	126
Duke Energy Corp.(2)	4,722	366
Edison International	2,193	140
Entergy Corp.	1,211	95

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Utilities—continued
Eversource Energy	2,133	$126
Exelon Corp.(2)	6,472	252
FirstEnergy Corp.	3,003	102
NextEra Energy, Inc.(2)	3,195	522
NiSource, Inc.	2,268	54
NRG Energy, Inc.	2,014	62
PG&E Corp.	3,461	152
Pinnacle West Capital Corp.	751	60
PPL Corp.	4,607	130
Public Service Enterprise Group, Inc.	3,413	171
SCANA Corp.	961	36
Sempra Energy	1,699	189
Southern Co. (The)(2)	6,773	303
WEC Energy Group, Inc.	2,124	133
Xcel Energy, Inc.	3,418	155

		4,328
TOTAL COMMON STOCKS (Identified Cost $145,229)		163,347

EXCHANGE-TRADED FUND(3)—1.7%
PowerShares S&P 500® High Beta Portfolio ETF	69,232	2,942
TOTAL EXCHANGE-TRADED FUND (Identified Cost $2,812)		2,942
TOTAL LONG-TERM INVESTMENTS—98.8%
(Identified Cost $148,041)		166,289

SHARES		VALUE
SHORT-TERM INVESTMENTS—0.8%

Purchased Options—0.0%
(see open purchased options contracts table below)
TOTAL PURCHASED OPTIONS—0.0% (Premiums Paid $193)		$29

Money Market Mutual Fund(3)—0.8%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)	1,236,257	1,236
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,429)		1,265
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.6%
(Identified Cost $149,470)		167,554

WRITTEN OPTIONS—(0.1)%
(see open written options contracts table below)
TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $314)		(137)
TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—99.5% (Identified Cost $149,156)		167,417
Other assets and liabilities, net—0.5%		898

NET ASSETS—100.0%		$168,315

Abbreviation:

ETF	Exchange-Traded Fund.

Footnote Legend:

(1)	Non-income producing.
(2)	All or a portion of the security is segregated as collateral for written options.
(3)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.

Open Purchased Options contracts as of March 31, 2018, were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option
S&P 500® Index	236	$68,676	$2,910	4/2/18	$0
Put Options
S&P 500® Index	236	58,528	2,480	4/2/18	6
S&P 500® Index	233	58,250	2,500	4/4/18	23

Total Purchased Options					$29

Open Written Options contracts as of March 31, 2018, were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Option
S&P 500® Index	236	$66,906	$2,835	4/2/18	$0
Put Options
S&P 500® Index	236	60,298	2,555	4/2/18	(9)
S&P 500® Index	233	59,998	2,575	4/4/18	(128)

Total Written Options					$(137)

Footnote Legend:

(1)	Strike price not reported in thousands.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Quoted Prices
Equity Securities:
Common Stocks	$163,347	$—	$—
Exchange-Traded Funds	2,942	2,942	—
Purchased Options	29	29	0
Short-Term Investments	1,236	1,236	—

Total Investments before Written Options	$167,554	$167,554	$0

Liabilities:
Equity Securities:
Written Options	$(137)	$(137)	$0

Total Investments net of Written Options	$167,417	$167,417	$0

The purchased options and written options contracts that have been valued at zero on the open purchased options contracts and the open written options contracts tables are considered to be Level 2 investments in this table.

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

For information regarding the abbreviation, see the Key Investment Terms starting on page 5.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.8%
U.S. Treasury Note
1.875%, 2/28/22	$615		$600
2.375%, 1/31/23	290		288
1.625%, 2/15/26	285		263
2.250%, 8/15/27	75		72
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,240)			1,223

FOREIGN GOVERNMENT SECURITIES—4.1%
Argentine Republic
7.500%, 4/22/26	305		326
6.875%, 1/26/27	150		153
5.875%, 1/11/28	80		75
Series NY, 8.280%, 12/31/33	294		322
6.875%, 1/11/48	50		46
Bolivarian Republic of Venezuela
RegS, 8.250%, 10/13/24(4)(10)	40		12
RegS, 7.650%, 4/21/25(4)(10)	320		97
9.375%, 1/13/34(10)	130		45
Dominican Republic
144A, 6.875%, 1/29/26(3)	100		111
144A, 5.950%, 1/25/27(3)	140		146
Federative Republic of Brazil
12.500%, 1/5/22	475	BRL	168
Treasury Note Series F, 10.000%, 1/1/23	570	BRL	185
Treasury Note Series F, 10.000%, 1/1/25	175	BRL	56
Treasury Note Series F, 10.000%, 1/1/25	230	BRL	74
5.625%, 1/7/41	140		137
Kingdom of Bahrain 144A, 7.000%, 10/12/28(3)	200		193
Kingdom of Morocco 144A, 5.500%, 12/11/42(3)	200		213
Provincia de Buenos Aires
144A, 9.125%, 3/16/24(3)	150		167
144A, 7.875%, 6/15/27(3)	235		244
Republic of Chile 5.500%, 8/5/20	95,000	CLP	164
Republic of Colombia
4.375%, 3/21/23	527,000	COP	177
9.850%, 6/28/27	377,000	COP	170
Republic of Costa Rica 144A, 7.000%, 4/4/44(3)	200		206
Republic of Ecuador 144A, 8.875%, 10/23/27(3)	200		204
Republic of Indonesia FR70 8.375%, 3/15/24	2,177,000	IDR	173
Republic of South Africa
Series 2023, 7.750%, 2/28/23	1,400	ZAR	120
4.875%, 4/14/26	200		199
4.300%, 10/12/28	200		187
Republic of Turkey
4.875%, 10/9/26	270		254
4.875%, 4/16/43	200		162
Russian Federation
Series 6216, 6.700%, 5/15/19	11,210	RUB	197
Series 6215, 7.000%, 8/16/23	11,700	RUB	209
Sultanate of Oman
144A, 5.375%, 3/8/27(3)	230		224
144A, 5.625%, 1/17/28(3)	200		195

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Ukraine
144A, 7.750%, 9/1/23(3)	$120		$124
144A, 7.750%, 9/1/26(3)	260		266
United Mexican States
Series M, 6.500%, 6/9/22	1,091	MXN	58
4.750%, 3/8/44	70		68
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $6,273)			6,127

MORTGAGE-BACKED SECURITIES—4.7%

Agency—0.7%
Federal Home Loan Mortgage Corp. Pool #G08702 3.500%, 4/1/46	201		201
Federal National Mortgage Association
Pool #AX2491, 4.000%, 10/1/44	180		185
Pool #MA2471, 3.500%, 12/1/45	132		133
Pool #MA2542, 3.000%, 2/1/46	60		59
Pool #MA3058, 4.000%, 7/1/47	238		245
Pool #MA3088, 4.000%, 8/1/47	183		188

			1,011

Non-Agency—4.0%
American Homes 4 Rent Trust
2014-SFR2, C 144A, 4.705%, 10/17/36(3)	180		189
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	205		217
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	137		139
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (5.850% minus 1 month LIBOR) 4.748%, 6/25/33(2)	107		106
AMSR Trust 2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 4.208%, 11/17/33(2)(3)	145		146
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	23		23
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 4.984%, 7/25/35(2)	128		132
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	115		118
Bayview Opportunity Master Fund IIIb Trust 2017-RN2, A1 144A, 3.475%, 4/28/32(2)(3)	23		23
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	120		124
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	100		102
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	100		103
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	110		115

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	$87	$87
2018-RP1, A1 144A, 2.996%, 9/25/64(2)(3)	249	247
Colony American Finance Ltd. 2015-1, A 144A, 2.896%, 10/15/47(3)	92	92
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 3.927%, 12/17/33(2)(3)	145	145
COLT Mortgage Loan Trust Funding LLC 2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	101	101
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	37	35
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A, 3.798%, 4/25/44(2)(3)	48	48
Deephaven Residential Mortgage Trust
2017-1A, A2 144A, 2.928%, 12/26/46(2)(3)	55	54
2018-1A, A1 144A, 2.976%, 12/25/57(2)(3)	125	125
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A, 3.382%, 12/15/34(2)(3)	130	130
Galton Funding Mortgage Trust 2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	145	145
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	43	43
Home Equity Loan Trust 2003-HS3, AI4 5.550%, 9/25/33(2)	9	9
JPMorgan Chase Mortgage Trust 2014-1, 2A12 144A, 3.500%, 1/25/44(2)(3)	104	103
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	96	96
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	187	187
2011-C4, A4 144A, 4.388%, 7/15/46(3)	120	124
2017-5, A1 144A, 3.184%, 10/26/48(2)(3)	210	209
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	92	91
MASTR Alternative Loan Trust
2005-5, 2A3, 5.500%, 7/25/25	82	78
2005-2, 2A1, 6.000%, 1/25/35	81	83
MASTR Specialized Loan Trust 2005-3, A2 144A, 5.704%, 11/25/35(2)(3)	38	38
New Residential Mortgage Loan Trust
2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	45	45
2017-2A, A3 144A, 4.000%, 3/25/57(2)(3)	77	78
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A, 3.000%, 7/25/57(2)(3)	143	142
One Market Plaza Trust 2017-1MKT, A 144A, 3.614%, 2/10/32(3)	110	111
Progress Residential Trust 2018-SFR1, B 144A, 3.484%, 3/17/35(3)	220	220

	PAR VALUE	VALUE
Non-Agency—continued
Resecuritization Pass-Through Trust 2005-8R, A5 6.000%, 10/25/34	$47	$48
Residential Asset Mortgage Products Trust 2005-SL2, A4 7.500%, 2/25/32	60	56
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	103	106
RETL 2018-RVP, C144A, (1 month LIBOR + 2.050%) 3.827%, 3/15/33(2)(3)	55	55
Sequoia Mortgage Trust 2013-8, B1 3.533%, 6/25/43(2)	97	95
Towd Point Mortgage Trust
2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	115	115
2015-3, A1B 144A, 3.000%, 3/25/54(2)(3)	99	98
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	100	102
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	100	101
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	345	340
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A, 3.500%, 3/25/47(2)(3)	85	85
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A, 3.375%, 10/25/47(2)(3)	223	222
Verus Securitization Trust 2018-1, A1 144A, 2.929%, 2/25/48(2)(3)	97	97
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	165	163

		6,086
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $7,113)		7,097

ASSET-BACKED SECURITIES—2.2%

Automobiles—1.4%
American Credit Acceptance Receivables Trust 2018-1, C 144A, 3.550%, 4/10/24(3)	160	160
Capital Auto Receivables Asset Trust 2017-1, D 144A, 3.150%, 2/20/25(3)	135	134
Carnow Auto Receivables Trust 2016-1A, D 144A, 7.340%, 11/15/21(3)	140	142
Chrysler Capital Auto Receivables Trust 2016-BA, D 144A, 3.510%, 9/15/23(3)	135	134
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	165	164
DT Auto Owner Trust 2018-1A, C144A, 3.470%, 12/15/23(3)	145	145
Exeter Automobile Receivables Trust
2015-2A, C 144A, 3.900%, 3/15/21(3)	175	176
2014-3A, D 144A, 5.690%, 4/15/21(3)	165	169
Flagship Credit Auto Trust
2015-1, D 144A, 5.260%, 7/15/21(3)	200	205
2014-1, E 144A, 5.710%, 8/16/21(3)	130	132

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles—continued
GLS Auto Receivables Trust
2017-1A, B 144A, 2.980%, 12/15/21(3)	$105	$104
2017-1A, C 144A, 3.500%, 7/15/22(3)	155	154
2018-1A, B 144A, 3.520%, 8/15/23(3)	155	154
Skopos Auto Receivables Trust 2018-1A, B 144A, 3.930%, 5/16/22(3)	165	165

		2,138

Other—0.8%
Aqua Finance Trust 2017-A, A 144A, 3.720%, 11/15/35(3)	143	141
CLUB Credit Trust 2017-P1, B 144A, 3.560%, 9/15/23(3)	110	109
DB Master Finance LLC 2017-1A, A2I 144A, 3.629%, 11/20/47(3)	135	134
Drug Royalty III LP 1 2016-1A, A 144A, 3.979%, 4/15/27(3)	149	148
HOA Funding LLC 2014-1A, A2 144A, 4.846%, 8/20/44(3)	153	150
NextGear Floorplan Master Owner Trust 2018-1A, A2144A, 3.220%, 2/15/23(3)	145	145
Prosper Marketplace Issuance Trust
2017-1A, B 144A, 3.650%, 6/15/23(3)	137	137
2017-2A, B 144A, 3.480%, 9/15/23(3)	110	110
TGIF Funding LLC 2017-1A, A2 144A, 6.202%, 4/30/47(3)	138	139

		1,213
TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,349)		3,351

CORPORATE BONDS AND NOTES—20.0%

Consumer Discretionary—2.5%
American Axle & Manufacturing, Inc. 6.250%, 3/15/26	10	10
Beazer Homes USA, Inc. 5.875%, 10/15/27	135	125
Caesars Resort Collection LLC 144A, 5.250%, 10/15/25(3)	135	129
Cequel Communications Holdings I LLC 144A, 7.500%, 4/1/28(3)	200	204
Charter Communications Operating LLC 4.908%, 7/23/25	135	138
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	90	90
CSC Holdings LLC 5.250%, 6/1/24	175	166
Discovery Communications LLC 3.950%, 3/20/28	130	125
DISH DBS Corp. 7.750%, 7/1/26	75	71
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A, 10.500%, 2/15/23(3)	55	56
Ford Motor Credit Co., LLC 4.389%, 1/8/26	200	199
Gateway Casinos & Entertainment Ltd. 144A, 8.250%, 3/1/24(3)	115	122

	PAR VALUE	VALUE
Consumer Discretionary—continued
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	$80	$77
Horton (D.R.), Inc. 4.750%, 2/15/23	85	89
iHeartCommunications, Inc. 9.000%, 12/15/19(10)	70	55
L Brands, Inc. 6.875%, 11/1/35	116	113
Lear Corp. 3.800%, 9/15/27	160	154
Lennar Corp.
144A, 5.250%, 6/1/26(3)	80	79
144A, 5.000%, 6/15/27(3)	85	83
144A, 4.750%, 11/29/27(3)	130	124
Live Nation Entertainment, Inc. 144A, 5.625%, 3/15/26(3)	105	106
M/I Homes, Inc. 5.625%, 8/1/25	110	107
McGraw-Hill Global Education Holdings LLC 144A, 7.875%, 5/15/24(3)	115	110
MDC Holdings, Inc. 5.500%, 1/15/24	100	102
Meredith Corp. 144A, 6.875%, 2/1/26(3)	80	82
Neiman Marcus Group Ltd. 144A, 8.000%, 10/15/21(3)	95	60
PetSmart, Inc. 144A, 8.875%, 6/1/25(3)	75	43
QVC, Inc. 5.125%, 7/2/22	135	139
Scientific Games International, Inc. 6.625%, 5/15/21	110	113
TRI Pointe Group, Inc. 5.875%, 6/15/24	85	86
Viking Cruises Ltd. 144A, 5.875%, 9/15/27(3)	135	128
Vista Outdoor, Inc. 5.875%, 10/1/23	140	131
Weekley Homes LLC 144A, 6.625%, 8/15/25(3)	135	133
William Lyon Homes, Inc. 144A, 6.000%, 9/1/23(3)	170	170
Wyndham Worldwide Corp. 4.500%, 4/1/27	135	134

		3,853

Consumer Staples—0.8%
BAT Capital Corp. 144A, 3.557%, 8/15/27(3)	110	105
Cumberland Farms, Inc. 144A, 6.750%, 5/1/25(3)	70	73
CVS Health Corp. 4.300%, 3/25/28	165	166
ESAL GmbH 144A, 6.250%, 2/5/23(3)	200	191
Kronos Acquisition Holdings, Inc. 144A, 9.000%, 8/15/23(3)	85	81
MARB BondCo plc 144A, 7.000%, 3/15/24(3)	200	188
Rite Aid Corp. 144A, 6.125%, 4/1/23(3)	55	55
Safeway, Inc. 7.250%, 2/1/31	95	77

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—continued
Sigma Finance Netherlands BV 144A, 4.875%, 3/27/28(3)	$200	$200
Tops Holding LLC 144A, 8.000%, 6/15/22(10)	120	55

		1,191

Energy—4.6%
Alliance Resource Operating Partners LP 144A, 7.500%, 5/1/25(3)	110	115
Alta Mesa Holdings LP 7.875%, 12/15/24	85	88
American Midstream Partners LP 144A, 8.500%, 12/15/21(3)	70	71
Anadarko Finance Co. Series B 7.500%, 5/1/31	45	57
Anadarko Petroleum Corp. 6.600%, 3/15/46	85	107
Berry Petroleum Co., LLC 144A, 7.000%, 2/15/26(3)	30	30
Blue Racer Midstream LLC 144A, 6.125%, 11/15/22(3)	70	71
Bristow Group, Inc. 144A, 8.750%, 3/1/23(3)	35	35
Callon Petroleum Co. 6.125%, 10/1/24	133	136
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	120	120
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	145	160
Chesapeake Energy Corp. 144A, 8.000%, 6/15/27(3)	135	129
Continental Resources, Inc. 4.500%, 4/15/23	60	61
Crestwood Midstream Partners LP 5.750%, 4/1/25	70	69
Denbury Resources, Inc. 144A, 9.250%, 3/31/22(3)	28	29
Ecopetrol S.A. 5.375%, 6/26/26	190	198
Encana Corp. 8.125%, 9/15/30	65	85
Energy Transfer Equity LP
4.250%, 3/15/23	35	34
5.875%, 1/15/24	75	77
Energy Transfer Partners LP
5.875%, 3/1/22	75	80
5.000%, 10/1/22	45	47
EP Energy LLC
6.375%, 6/15/23	90	46
144A, 8.000%, 11/29/24(3)	95	95
FTS International, Inc. 6.250%, 5/1/22	90	90
Gazprom OAO 144A, 4.950%, 2/6/28(3)(5)	200	198
Geopark Ltd. 144A, 6.500%, 9/21/24(3)	200	201
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	99
HollyFrontier Corp. 5.875%, 4/1/26	155	167
KazMunayGas National Co. JSC 144A, 4.750%, 4/19/27(3)	200	200

	PAR VALUE	VALUE
Energy—continued
Kinder Morgan, Inc. 7.750%, 1/15/32	$205	$262
MPLX LP 4.000%, 3/15/28	86	85
Nabors Industries, Inc. 5.500%, 1/15/23	110	108
NuStar Logistics LP 5.625%, 4/28/27	85	82
Odebrecht Offshore Drilling Finance Ltd.
144A, 6.720%, 12/1/22(3)	53	51
PIK Interest Capitalization, 144A, 7.720%, 12/1/26(3)(8)	160	46
Odebrecht Oil & Gas Finance Ltd. 144A, 0.000%, 12/31/49(3)	25	1
Parker Drilling Co. 7.500%, 8/1/20	190	173
Petrobras Global Finance BV
144A, 5.299%, 1/27/25(3)	242	239
7.375%, 1/17/27	325	352
144A, 5.999%, 1/27/28(3)	70	69
Petroleos de Venezuela S.A. 144A, 6.000%, 5/16/24(3)(10)	255	69
Petroleos Mexicanos
6.500%, 3/13/27	470	502
6.500%, 6/2/41	195	194
Range Resources Corp. 4.875%, 5/15/25	165	153
RSP Permian, Inc. 5.250%, 1/15/25	130	134
Sanchez Energy Corp. 144A, 7.250%, 2/15/23(3)	75	75
SESI LLC 144A, 7.750%, 9/15/24(3)	100	103
Seven Generations Energy Ltd. 144A, 5.375%, 9/30/25(3)	135	129
SM Energy Co. 5.625%, 6/1/25	50	47
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	200	217
Sunoco LP
144A, 5.500%, 2/15/26(3)	40	39
144A, 5.875%, 3/15/28(3)	25	24
TransMontaigne Partners LP 6.125%, 2/15/26	75	75
Transocean, Inc.
144A, 9.000%, 7/15/23(3)	75	80
6.800%, 3/15/38	45	35
Ultra Resources, Inc.
144A, 6.875%, 4/15/22(3)	6	5
144A, 7.125%, 4/15/25(3)	30	25
USA Compression Partners LP 144A, 6.875%, 4/1/26(3)	145	147
Valero Energy Partners LP 4.500%, 3/15/28	140	141
Vine Oil & Gas LP 144A, 8.750%, 4/15/23(3)	105	98
Weatherford International Ltd. 9.875%, 2/15/24	45	41
YPF S.A.
144A, 8.500%, 3/23/21(3)	73	80
144A, 8.750%, 4/4/24(3)	10	11
144A, 6.950%, 7/21/27(3)	145	146

		6,933

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Financials—4.2%
Acrisure LLC 144A, 7.000%, 11/15/25(3)	$135		$130
AerCap Ireland Capital DAC 3.650%, 7/21/27	150		140
Allstate Corp. (The) Series B 5.750%(7)	125		131
Ares Capital Corp.
3.625%, 1/19/22	90		89
3.500%, 2/10/23	55		53
Athene Holding Ltd. 4.125%, 1/12/28	130		125
Australia & New Zealand Banking Group Ltd. 144A, 4.400%, 5/19/26(3)	200		201
Aviation Capital Group LLC 144A, 3.500%, 11/1/27(3)	145		136
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A, 5.125%, 1/18/33(3)	200		192
Banco de Bogota S.A. 144A, 6.250%, 5/12/26(3)	200		210
Banco Internacional del Peru SAA Interbank 144A, 6.625%, 3/19/29(3)	65		71
Bank of America Corp. 4.200%, 8/26/24	167		169
Bank of Montreal 3.803%, 12/15/32	28		27
Bonos del Banco Central de Chile 4.500%, 6/1/20	40,000	CLP	69
Brighthouse Financial, Inc. 144A, 3.700%, 6/22/27(3)	170		158
BrightSphere Investment Group plc 4.800%, 7/27/26	150		151
Capital One Financial Corp. 3.750%, 7/28/26	135		128
Compass Bank 3.875%, 4/10/25	250		245
Drawbridge Special Opportunities Fund LP 144A, 5.000%, 8/1/21(3)	250		253
FS Investment Corp. 4.750%, 5/15/22	130		131
GrupoSura Finance S.A. 144A, 5.500%, 4/29/26(3)	200		212
ICAHN Enterprises LP 6.375%, 12/15/25	160		161
ING Groep N.V. 6.000%(6)(7)	200		205
Jefferies Group LLC 4.850%, 1/15/27	40		41
JPMorgan Chase & Co.
3.300%, 4/1/26	135		130
2.950%, 10/1/26	80		75
Kazakhstan Temir Zholy Finance BV 144A, 6.950%, 7/10/42(3)	200		224
Kazakhstan Temir Zholy National Co. JSC 144A, 4.850%, 11/17/27(3)	205		204
Leucadia National Corp. 5.500%, 10/18/23	70		72
Navient Corp.
7.250%, 9/25/23	35		37
6.750%, 6/25/25	90		91
PNC Financial Services Group, Inc. (The) Series O 6.750%, 12/31/49	85		92
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A, 4.630%, 9/26/22(3)(5)	240		250

	PAR VALUE	VALUE
Financials—continued
Prudential Financial, Inc.
5.875%, 9/15/42	$100	$105
5.625%, 6/15/43(7)	75	79
Santander Holdings USA, Inc. 4.400%, 7/13/27	135	134
Sberbank of Russia 144A, 5.500%, 2/26/24(3)(5)	200	202
Springleaf Finance Corp. 6.875%, 3/15/25	80	80
Synchrony Financial 3.950%, 12/1/27	115	109
Teachers Insurance & Annuity Association of America 144A, 4.375%, 9/15/54(3)	150	146
Toronto-Dominion Bank (The) 3.625%, 9/15/31	60	57
Turkiye Vakiflar Bankasi TAO 144A, 5.625%, 5/30/22(3)	200	196
Voya Financial, Inc. 5.650%, 5/15/53	155	158
Wells Fargo & Co. 3.550%, 9/29/25	135	132
Series S, 5.900%, 8/15/27	310	319

		6,320

Health Care—1.1%
Anthem, Inc. 3.650%, 12/1/27	35	34
Avantor, Inc. 144A, 6.000%, 10/1/24(3)	60	60
Becton Dickinson & Co. 3.700%, 6/6/27	170	164
Charles River Laboratories International, Inc. 144A, 5.500%, 4/1/26(3)	105	107
Community Health Systems, Inc. 6.250%, 3/31/23	20	18
Concordia International Corp. 144A, 9.000%, 4/1/22(3)	35	32
DJO Finco, Inc. 144A, 8.125%, 6/15/21(3)	55	55
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A, 7.625%, 5/15/22(3)(8)	80	80
Endo Dac 144A, 6.000%, 7/15/23(3)	140	106
Envision Healthcare Corp. 144A, 6.250%, 12/1/24(3)	30	31
HCA, Inc. 5.250%, 6/15/26	55	56
MPH Acquisition Holdings LLC 144A, 7.125%, 6/1/24(3)	120	124
Polaris Intermediate Corp. PIK Interest Capitalization, 144A, 8.500%, 12/1/22(3)(8)	10	10
Surgery Center Holdings, Inc. 144A, 8.875%, 4/15/21(3)	115	120
144A, 6.750%, 7/1/25(3)	20	19
Tenet Healthcare Corp. 144A, 5.125%, 5/1/25(3)	35	34
144A, 7.000%, 8/1/25(3)	115	113
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	85	68

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(3)	$5	$5
144A, 5.625%, 12/1/21(3)	5	5
144A, 6.500%, 3/15/22(3)	10	10
144A, 7.250%, 7/15/22(3)	105	105
144A, 5.875%, 5/15/23(3)	30	26
144A, 7.000%, 3/15/24(3)	15	16
144A, 5.500%, 11/1/25(3)	80	78
144A, 9.000%, 12/15/25(3)	20	20
144A, 9.250%, 4/1/26(3)	75	75
West Street Merger Sub, Inc. 144A, 6.375%, 9/1/25(3)	80	76

		1,647

Industrials—1.5%
Alfa SAB de CV 144A, 5.250%, 3/25/24(3)	200	208
Ashtead Capital, Inc. 144A, 4.375%, 8/15/27(3)	200	190
Bombardier, Inc. 144A, 6.125%, 1/15/23(3)	135	135
CNH Industrial N.V. 4.500%, 8/15/23	112	114
3.850%, 11/15/27	58	56
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	48	49
DP World Ltd. 144A, 6.850%, 7/2/37(3)	100	121
Embraer Netherlands Finance BV 5.400%, 2/1/27	65	69
Latam Finance Ltd. 144A, 6.875%, 4/11/24(3)	200	209
Masco Corp. 5.950%, 3/15/22	99	107
Navistar International Corp. 144A, 6.625%, 11/1/25(3)	135	135
New Enterprise Stone & Lime Co., Inc. 144A, 10.125%, 4/1/22(3)	10	11
6.250%, 3/15/26(3)	70	70
Owens Corning 3.400%, 8/15/26	150	144
Pitney Bowes, Inc. 4.125%, 5/15/22	157	148
Standard Industries, Inc. 144A, 6.000%, 10/15/25(3)	95	97
Titan Acquisition Ltd. 144A, 7.750%, 4/15/26(3)	85	85
TransDigm, Inc.
6.500%, 7/15/24	70	72
6.500%, 5/15/25	50	51
US Airways 2012-1 Class B Pass Through Trust 8.000%, 10/1/19	136	144
Wrangler Buyer Corp. 144A, 6.000%, 10/1/25(3)	89	87

		2,302

Information Technology—1.1%
Arrow Electronics, Inc. 3.875%, 1/12/28	135	131
Blackboard, Inc. 144A, 9.750%, 10/15/21(3)	53	45
Broadcom Corp.
3.000%, 1/15/22	45	44
3.625%, 1/15/24	165	162
3.125%, 1/15/25	90	85

	PAR VALUE	VALUE
Information Technology—continued
Citrix Systems, Inc. 4.500%, 12/1/27	$125	$124
Dell International LLC
144A, 5.450%, 6/15/23(3)	30	32
144A, 8.100%, 7/15/36(3)	60	73
Everi Payments, Inc. 144A, 7.500%, 12/15/25(3)	35	35
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	80	83
Jabil, Inc. 3.950%, 1/12/28	130	126
Rackspace Hosting, Inc. 144A, 8.625%, 11/15/24(3)	65	64
Radiate Holdco LLC
144A, 6.875%, 2/15/23(3)	20	19
144A, 6.625%, 2/15/25(3)	165	153
VeriSign, Inc. 4.750%, 7/15/27	145	139
ViaSat, Inc. 144A, 5.625%, 9/15/25(3)	140	135
VMware, Inc. 3.900%, 8/21/27	93	88
Western Digital Corp. 4.750%, 2/15/26	155	155

		1,693

Materials—1.9%
AK Steel Corp. 7.500%, 7/15/23	80	84
Alpek SAB de C.V. 144A, 5.375%, 8/8/23(3)	260	268
Anglo American Capital plc 144A, 4.000%, 9/11/27(3)	200	192
BHP Billiton Finance USA Ltd. 144A, 6.750%(3)(6)(7)	205	230
BlueScope Steel Finance Ltd. 144A, 6.500%, 5/15/21(3)	85	88
CPG Merger Sub LLC 144A, 8.000%, 10/1/21(3)	90	91
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	124	120
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 3/15/23(3)	105	104
Glencore Funding LLC 144A, 4.000%, 3/27/27(3)	165	159
GTL Trade Finance, Inc. 144A, 5.893%, 4/29/24(3)	150	160
Hexion Inc. 6.625%, 4/15/20	90	84
James Hardie International Finance DAC 144A, 5.000%, 1/15/28(3)	200	194
Kraton Polymers LLC 144A, 7.000%, 4/15/25(3)	125	129
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24(3)	60	57
144A, 5.000%, 5/1/25(3)	130	125
Platform Specialty Products Corp. 144A, 5.875%, 12/1/25(3)	105	103
PQ Corp. 144A, 5.750%, 12/15/25(3)	45	45
Rusal Capital DAC 144A, 5.125%, 2/2/22(3)	200	197

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
Teck Resources Ltd. 144A, 8.500%, 6/1/24(3)	$40		$44
United States Steel Corp. 6.250%, 3/15/26	145		145
Vale Overseas Ltd. 6.250%, 8/10/26	85		95
Yamana Gold, Inc. 144A, 4.625%, 12/15/27(3)	135		133

			2,847

Real Estate—0.6%
EPR Properties
4.750%, 12/15/26	145		145
4.500%, 6/1/27	75		73
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	70		68
Hospitality Properties Trust
4.950%, 2/15/27	140		142
4.375%, 2/15/30	40		38
LifeStorage LP 3.875%, 12/15/27	50		48
MPT Operating Partnership LP
5.500%, 5/1/24	90		92
5.000%, 10/15/27	65		64
Physicians Realty LP 4.300%, 3/15/27	140		139
Select Income REIT 4.500%, 2/1/25	165		163

			972

Telecommunication Services—1.3%
America Movil SAB de C.V. 6.450%, 12/5/22	2,000	MXN	102
AT&T, Inc.
3.400%, 8/14/24	109		109
4.250%, 3/1/27	85		86
3.900%, 8/14/27	120		121
5.250%, 3/1/37	30		32
4.800%, 6/15/44	110		107
5.650%, 2/15/47	55		59
Consolidated Communications, Inc. 6.500%, 10/1/22	134		120
Digicel Group Ltd. 144A, 8.250%, 9/30/20(3)	200		172
Frontier Communications Corp.
8.500%, 4/15/20	55		55
7.125%, 1/15/23	130		88
144A, 8.500%, 4/1/26(3)	55		53
GTH Finance BV 144A, 7.250%, 4/26/23(3)	200		217
Level 3 Financing, Inc. 5.375%, 1/15/24	130		127
Qwest Corp. 7.250%, 9/15/25	80		86
Sprint Corp. 7.625%, 3/1/26	55		54
Telenet Finance Luxembourg Notes S.a.r.l. 144A, 5.500%, 3/1/28(3)	200		191
West Corp. 144A, 8.500%, 10/15/25(3)	45		44
Windstream Services LLC
144A, 6.375%, 8/1/23(3)	100		57
144A, 8.625%, 10/31/25(3)	70		65

			1,945

	PAR VALUE	VALUE
Utilites—0.4%
Dynegy, Inc. 7.375%, 11/1/22	$130	$137
Eskom Holdings SOC Ltd. 144A, 7.125%, 2/11/25(3)	200	204
Ferrellgas Partners LP
8.625%, 6/15/20	25	23
6.750%, 6/15/23	135	123
TerraForm Power Operating LLC 144A, 5.000%, 1/31/28(3)	110	104

		591
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $30,799)		30,294

LEVERAGED LOANS(2)—3.3%

Aerospace—0.1%
TransDigm, Inc. Tranche F, (3 month LIBOR + 2.750%) 4.839%, 6/9/23	109	109

Chemicals—0.1%
IPS Acquisition LLC First Lien, (1 month LIBOR + 3.250%) 5.127%, 11/7/24	15	15
KMG Chemicals, Inc., (1 month LIBOR + 2.750%) 4.627%, 6/15/24	15	16
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 3.500%) 5.802%, 2/14/24	65	65
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 3.250%) 5.127%, 8/25/23	104	105
PQ Corp. Tranche B-1, (3 month LIBOR + 2.500%) 4.291%, 2/8/25	5	5

		206

Consumer Durables—0.1%
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.880%, 9/29/24	90	91

Consumer Non-Durables—0.1%
Coty, Inc. Tranche B, (3 month LIBOR + 2.250%) 0.000%, 3/28/25(9)	45	45
Galleria Co. Tranche B, (1 month LIBOR + 3.000%) 4.688%, 9/29/23	44	44
HLF Financing S.a r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.377%, 2/15/23	37	37
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 7.052%, 6/30/24	60	60

		186

Energy—0.3%
California Resources Corp., (1 month LIBOR + 10.375%) 12.229%, 12/31/21	80	90
Chesapeake Energy Corp. Tranche A, (3 month LIBOR + 7.500%) 9.444%, 8/23/21	24	26
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 5.127%, 10/30/24	80	80

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Seadrill Operating LP, (3 month LIBOR + 6.000%) 8.302%, 2/21/21	$65	$54
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 5.850%, 9/27/24	80	80
Ultra Resources, Inc., (1 month LIBOR + 3.000%) 4.765%, 4/12/24	75	74

		404

Financial—0.2%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 7.877%, 8/4/25	127	131
Ditech Holding Corp. Tranche B, (1 month LIBOR + 6.000%) 7.877%, 6/30/22	102	99
Genworth Holdings, Inc., (1 month LIBOR + 4.500%) 6.202%, 3/7/23	10	10

		240

Food / Tobacco—0.1%
CFSP Acquisition Corp.
(3 month LIBOR + 0.5000%) 0.5000% 3/1/25(14)	3	3
(3 month LIBOR + 3.000%) 4.822%, 3/14/25	12	12
CHG PPC Parent LLC First Lien,
(3 month LIBOR + 2.750%) 0.000%, 3/21/25(9)	10	10
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.377%, 10/10/23	52	52
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.678%, 10/30/22	39	39

		116

Food and Drug—0.1%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.627%, 8/25/21	117	116

Forest Prod / Containers—0.0%
Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.490%, 12/7/24	38	36
Spectrum Holdings III Corp.
(3 month LIBOR + 1.000%) 1.000% 3/1/25(14)	4	4
(1 month LIBOR + 3.250%) 5.127%, 1/31/25	41	41

		81

Gaming / Leisure—0.2%
Everi Payments, Inc. Tranche B, (2 month LIBOR + 3.500%) 5.494%, 5/9/24	35	35
Gateway Casinos & Entertainment Ltd., (1 month LIBOR + 3.000%) 4.750%, 3/13/25	35	35
Playa Resorts Holding B.V., (3 month LIBOR + 3.250%) 5.000%, 4/29/24	89	90
Scientific Games International, Inc. Tranche B-5, (2 month LIBOR + 2.750%) 4.686%, 8/14/24	5	5

	PAR VALUE	VALUE
Gaming / Leisure—continued
Seminole Tribe of Florida Tranche B, (1 month LIBOR + 2.000%) 3.877%, 7/8/24	$85	$85
UFC Holdings, LLC First Lien, (1 month LIBOR + 3.250%) 5.130%, 8/18/23	77	77
Wyndham Hotels & Resorts, Inc. Tranche B, (3 month LIBOR + 1.750%) 0.000%, 3/28/25(9)	25	25

		352

Healthcare—0.1%
21st Century Oncology, Inc. Tranche B, (3 month LIBOR + 6.125%) 7.855%, 1/16/23	31	29
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.880%, 12/1/23	8	9
PharMerica Corp. Second Lien, (1 month LIBOR + 7.750%) 9.461%, 12/5/25	10	10
Prospect Medical Holdings, Inc. Tranche B-1, (1 month LIBOR + 5.500%) 7.188%, 2/22/24	55	55
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 6.552%, 12/30/22	54	54

		157

Housing—0.1%
84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 7.122%, 10/25/23	77	77
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.880%, 3/24/25	39	40
CPG International LLC, (3 month LIBOR + 3.750%) 5.593%, 5/5/24	89	90

		207

Information Technology—0.3%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 7.000%) 9.302%, 9/19/25	15	16
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 6.734%, 6/30/21	30	28
Intralinks, Inc. First Lien, (1 month LIBOR + 4.000%) 5.880%, 11/14/24	40	40
Kronos, Inc. Second Lien, (3 month LIBOR + 8.250%) 10.023%, 11/1/24	38	39
Presidio Holdings, Inc. Tranche B, (3 month LIBOR + 2.750%) 4.536%, 2/2/24	84	84
SS&C Technologies Holdings, Inc.
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(9)	162	163
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(9)	58	58
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 6.802%, 1/27/23	52	52

		480

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Manufacturing—0.2%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.250%) 5.127%, 8/18/24	$15	$15
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.358%, 8/17/22	152	104
Filtration Group Corp., (3 month LIBOR + 3.000%) 0.000%, 3/29/25(9)	40	40
Pro Mach Group, Inc. First Lien, (3 month LIBOR + 3.000%) 5.035%, 3/7/25	10	10
U.S. Farathane LLC Tranche B-4, (3 month LIBOR + 3.500%) 5.802%, 12/23/21	88	88

		257

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.377%, 2/28/25	95	95
Meredith Corp., (1 month LIBOR + 3.000%) 4.877%, 1/31/25	80	80

		175

Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.627%, 1/31/25	55	54
Securus Technologies Holdings, Inc.
First Lien, (1 month LIBOR + 4.500%) 6.377%, 11/1/24	110	111
Second Lien, (1 month LIBOR + 8.250%) 10.127%, 11/1/25	60	61
West Corp.
Tranche B-1, (3 month LIBOR + 3.500%) 0.000%, 10/10/24(9)	50	50
Tranche B, (1 month LIBOR + 4.000%) 5.877%, 10/10/24	34	34

		310

Metals / Minerals—0.1%
Contura Energy, Inc., (1 month LIBOR + 5.000%) 6.880%, 3/18/24	82	82
Graftech International Ltd., (1 month LIBOR + 3.500%) 5.240%, 2/12/25	85	85

		167

Retail—0.1%
BJ’s Wholesale Club, Inc. Second Lien, (1 month LIBOR + 7.500%) 9.191%, 2/3/25	75	75
Neiman Marcus Group Ltd. LLC, (1 month LIBOR + 3.250%) 4.941%, 10/25/20	95	82

		157

Service—0.5%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 5.022%, 7/23/21	75	73
Second Lien, (3 month LIBOR + 6.500%) 8.267%, 7/25/22	93	89

	PAR VALUE		VALUE
Service—continued
Delek US Holdings, Inc., (3 month LIBOR + 2.500%) 0.000%, 3/14/25(9)	$20		$20
Hoya Midco LLC First Lien, (1 month LIBOR + 3.500%) 5.377%, 6/30/24	40		40
Laureate Education, Inc. 2024, (1 month LIBOR + 3.500%) 5.377%, 4/26/24	75		75
NAB Holdings, LLC 2018 Refinancing, (3 month LIBOR + 3.000%) 5.302%, 7/1/24	50		50
PAE Holding Corp. First Lien, (2 month LIBOR + 5.500%) 7.494%, 10/20/22	48		48
Pearl Intermediate Parent LLC
(3 month LIBOR + 1.000%) 1.000% 3/125(14)	19		19
First Lien, (1 month LIBOR + 2.750%) 4.527%, 2/14/25	66		65
Red Ventures, LLC First Lien, (1 month LIBOR + 4.000%) 5.877%, 11/8/24	80		80
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.734%, 2/28/22	210		211
TKC Holdings, Inc. First Lien, (3 month LIBOR + 4.250%) 6.030%, 2/1/23	89		90

			860

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.210%, 11/6/24	110		110

Utility—0.2%
APLP Holdings LP, (1 month LIBOR + 3.500%) 5.377%, 4/13/23	109		110
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 5.877%, 4/15/24	69		68
Vistra Operations Co. LLC (1 month LIBOR + 2.500%) 4.377%, 8/4/23	63		64
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	12		12

			254
TOTAL LEVERAGED LOANS (Identified Cost $5,046)			5,035

	SHARES
PREFERRED STOCKS—1.0%

Financials—0.9%
JPMorgan Chase & Co. Series V, 5.000%	80	(11)	81
JPMorgan Chase & Co. Series Z, 5.300%	160	(11)	164
Huntington Bancshares, Inc. Series E 5.700%	175	(11)	176
KeyCorp Series D, 5.000%	145	(11)	143
MetLife, Inc. Series D 5.875%	75	(11)	76
M&T Bank Corp. Series F, 5.125%	170	(11)	170
PNC Financial Services Group, Inc. (The) Series R, 4.850%	155	(11)	155
Series S, 5.000%	145	(11)	144

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES		VALUE
Financials—continued
Zions Bancorp 6.950%	6,400		$180

			1,289

Industrials—0.1%
General Electric Co. Series D, 5.000%	227	(11)	225
TOTAL PREFERRED STOCKS (Identified Cost $1,488)			1,514

COMMON STOCKS—61.4%

Consumer Discretionary—12.9%
Amazon.com, Inc.(1)	2,920		4,226
Booking Holdings, Inc.(1)	510		1,061
Ctrip.com International Ltd. ADR(1)	36,602		1,706
Home Depot, Inc. (The)	7,840		1,397
Las Vegas Sands Corp.	29,080		2,091
McDonald’s Corp.	5,870		918
MercadoLibre, Inc.	2,140		763
Netflix, Inc.(1)	9,290		2,744
NIKE, Inc. Class B	20,090		1,335
Ross Stores, Inc.	15,990		1,247
Sony Corp. Sponsored ADR	16,053		776
Starbucks Corp.	22,450		1,300

			19,564

Consumer Staples—3.3%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	6,863		628
Marine Harvest ASA Sponsored ADR	31,000		623
Monster Beverage Corp.(1)	40,170		2,298
Philip Morris International, Inc.	14,620		1,453

			5,002

Energy—3.0%
Cabot Oil & Gas Corp.	42,790		1,026
CGG SA(1)	59,190		117
Core Laboratories N.V.	6,620		716
Frontera Energy Corp.(1)	920		26
Pioneer Natural Resources Co.	5,960		1,024
Statoil ASA Sponsored ADR	36,603		866
TechnipFMC plc	24,016		707

			4,482

Financials—7.8%
Bank of America Corp.	78,320		2,349
BOC Hong Kong Holdings Ltd. Sponsored ADR	6,641		641
CaixaBank S.A. ADR	433,313		689
Charles Schwab Corp. (The)	19,830		1,036
China Construction Bank Corp. ADR	38,355		801
Credit Agricole S.A. ADR	82,845		674
DBS Group Holdings Ltd. Sponsored ADR	11,858		1,008
ING Groep N.V. Sponsored ADR	41,219		698
MarketAxess Holdings, Inc.	4,440		965
Nomura Holdings, Inc. Sponsored ADR	121,412		710
ORIX Corp. Sponsored ADR	8,955		805
SEI Investments Co.	9,520		713
UBS Group AG Registered Shares(1)	41,083		726

			11,815

	SHARES	VALUE
Health Care—5.1%
Allergan plc	4,716	$794
BioMarin Pharmaceutical, Inc.(1)	10,480	850
Bluebird Bio, Inc.(1)	3,500	598
Danaher Corp.	10,740	1,051
HealthEquity, Inc.(1)	19,070	1,154
ICON plc(1)	4,040	477
Illumina, Inc.(1)	4,950	1,170
Zoetis, Inc.	19,220	1,605

		7,699

Industrials—6.1%
Airbus SE ADR	27,595	796
Ashtead Group plc ADR	7,566	836
Caterpillar, Inc.	8,800	1,297
CoStar Group, Inc.(1)	3,130	1,135
easyJet plc Sponsored ADR	35,220	791
Golden Ocean Group Ltd.	66,764	531
Kansas City Southern	9,220	1,013
Nidec Corp. Sponsored ADR	21,812	841
Rockwell Automation, Inc.	3,430	597
Roper Technologies, Inc.	5,020	1,409

		9,246

Information Technology—19.2%
Accenture plc Class A	7,260	1,114
Activision Blizzard, Inc.	17,850	1,204
Alibaba Group Holding Ltd. Sponsored ADR(1)	23,300	4,277
Alphabet, Inc. Class A(1)	730	757
Amphenol Corp. Class A	22,550	1,942
Arista Networks, Inc.(1)	2,520	643
Broadcom Ltd.	2,697	636
Check Point Software Technologies Ltd.(1)	5,850	581
Facebook, Inc. Class A(1)	22,550	3,603
Gartner, Inc.(1)	5,750	676
Hitachi Ltd. ADR	11,120	813
NVIDIA Corp.	11,600	2,686
Paycom Software, Inc.(1)	14,270	1,532
SAP SE Sponsored ADR	5,172	544
Tencent Holdings Ltd. ADR	34,900	1,860
Visa, Inc. Class A	22,630	2,707
Workday, Inc. Class A(1)	13,050	1,659
Yandex N.V. Class A(1)	48,100	1,898

		29,132

Materials—2.9%
Anhui Conch Cement Co., Ltd. ADR	35,067	964
Ecolab, Inc.	10,190	1,397
Glencore plc ADR(1)	75,340	751
HeidelbergCement AG ADR	32,490	638
Toray Industries, Inc. ADR	34,973	665

		4,415

Real Estate—0.4%
LendLease Group Sponsored ADR	44,764	603

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	31,866	515

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Utilities—0.4%
Veolia Environnement S.A. ADR	23,003	$547
TOTAL COMMON STOCKS (Identified Cost $69,904)		93,020

EXCHANGE-TRADED FUND(12)—0.4%
PowerShares Senior Loan Portfolio ETF	25,000	578
TOTAL EXCHANGE-TRADED FUND (Identified Cost $577)		578

AFFILIATED MUTUAL FUND(12)—0.8%
Virtus Newfleet Credit Opportunities Fund Class R6	132,261	1,276
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,322)		1,276
TOTAL LONG-TERM INVESTMENTS—98.7%
(Identified Cost $127,111)		149,515	(15)

SHORT-TERM INVESTMENT—1.9%

Money Market Mutual Fund(12)—1.9%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)	2,894,402	2,894
TOTAL SHORT-TERM INVESTMENT (Identified Cost $2,894)		2,894
TOTAL INVESTMENTS—100.6% (Identified Cost $130,005)		152,409
Other assets and liabilities, net—(0.6)%		(944)

NET ASSETS—100.0%		$151,465

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
ZAR	South African Rand

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $25,026 or 16.5% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	100% of the income received was in cash.
(9)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Value shown as par value.
(12)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.
(13)	Interest may be forfeited.
(14)	Represents unfunded portion of security and commitment fee earned on this portion.
(15)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

Country Weightings†
United States	67%
China	6
Japan	3
France	2
Russia	2
Netherlands	2
United Kingdom	2
Other	16
Total	100%
† % of total investments as of March 31, 2018.

For information regarding the abbreviations, see the Key Investment Terms starting on page 5.

See Notes to Financial Statements

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$3,351	$—	$3,351
Corporate Bonds and Notes	30,294	—	30,294
Foreign Government Securities	6,127	—	6,127
Leveraged Loans	5,035	—	5,035
Mortgage-Backed Securities	7,097	—	7,097
U.S. Government Securities	1,223	—	1,223
Equity Securities:
Affiliated Mutual Fund	1,276	1,276	—
Common Stocks	93,020	93,020	—
Exchange-Traded Fund	578	578	—
Preferred Stocks	1,514	180	1,334
Short-Term Investment	2,894	2,894	—

Total Investments	$152,409	$97,948	$54,461

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

	KAR Capital Growth Fund		KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund		KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
Assets
Investment in unaffiliated securities at value(1)	$521,306		$37,007		$148,020		$113,122		$1,152,889
Foreign currency at value(2)	—		92		—		—		—
Cash	256		23		11		14		—
Receivables
Investment securities sold	2,819		—		—		617		2,796
Fund shares sold	118		1		397		152		6,438
Dividends and interest	305		244		74		80		46
Tax reclaims	—		8		—		—		—
Prepaid expenses	52		27		63		46		115
Prepaid trustee retainer	7		—	(3)	2		1		18
Other assets	27		2		7		6		54

Total assets	524,890		37,404		148,574		114,038		1,162,356

Liabilities
Cash overdraft	—		—		—		—		—	(3)
Payables
Fund shares repurchased	106		146		228		74		555
Investment securities purchased	2,791		—		—		611		14,094
Investment advisory fees	320		18		77		78		697
Distribution and service fees	119		10		25		26		95
Administration fees	53		3		15		11		113
Transfer agent and sub-transfer agent fees and expenses	210		24		27		42		130
Trustees’ fees and expenses	—	(3)	—	(3)	—	(3)	—	(3)	—	(3)
Professional fees	7		8		10		10		3
Trustee deferred compensation plan	27		2		7		6		54
Other accrued expenses	34		4		5		8		35

Total liabilities	3,667		215		394		866		15,776

Net Assets	$521,223		$37,189		$148,180		$113,172		$1,146,580

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$259,286		$38,573		$117,128		$59,023		$832,654
Accumulated undistributed net investment income (loss)	(1,307)		606		(175)		(414)		1,770
Accumulated undistributed net realized gain (loss)	25,614		(2,924)		803		3,947		21,109
Net unrealized appreciation (depreciation) on investments	237,630		934		30,424		50,616		291,047

Net Assets	$521,223		$37,189		$148,180		$113,172		$1,146,580

Net Assets:
Class A	$486,704		$26,755		$26,831		$96,396		$119,107
Class C	$14,016		$5,509		$23,136		$5,846		$84,809
Class I	$15,146		$4,925		$98,117		$10,829		$871,688
Class R6	$5,357		$—		$96		$101		$70,976
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	28,654,115		1,866,789		866,548		3,107,010		3,649,901
Class C	1,052,572		395,264		794,532		235,809		3,062,495
Class I	862,192		343,168		3,121,932		338,793		25,422,694
Class R6	304,814		—		3,051		3,151		2,063,019
Net Asset Value and Redemption Price Per Share:
Class A	$16.99		$14.33		$30.96		$31.03		$32.63
Class C	$13.32		$13.94		$29.12		$24.79		$27.69
Class I	$17.57		$14.35		$31.43		$31.96		$34.29
Class R6	$17.57		$—		$31.43		$31.96		$34.40
Offering Price Per Share NAV/(1–5.75%):
Class A	$18.03		$15.20		$32.85		$32.92		$34.62

(1) Investments in unaffiliated securities at cost	$283,676		$36,073		$117,596		$62,506		$861,842
(2) Foreign currency at cost	$—		$92		$—		$—		$—
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund			KAR Small-Mid Cap Core Fund		Rampart Enhanced Core Equity Fund		Tactical Allocation Fund

Assets
Investment in unaffiliated securities at value(1)	$2,521,727			$479,456		$2,865		$167,554		$151,133
Investment in affiliated securities at value(2)	—			—		—		—		1,276
Cash	—	(4)		—		78		—		53
Foreign currency, at value(3)	—	(4)		—		—		—		—
Deposits with broker	—			—		—		—	(4)	—
Receivables
Investment securities sold	—			1,177		—		1,100		462
Fund shares sold	25,389			4,113		—		24		3
Receivable from adviser	—			—		5		—		—
Dividends and interest	572			489		—	(4)	158		643
Tax reclaims	—			—		—		—	(4)	4
Prepaid expenses	235			65		—	(4)	46		25
Prepaid trustee retainer	42			7		—	(4)	2		2
Other assets	119			24		—	(4)	9		8

Total assets	2,548,084			485,331		2,948		168,893		153,609

Liabilities
Cash overdraft	—			—		—		81		—
Foreign Currency overdraft	—			—	(4)	—		—		2
Written options at value(5)	—			—		—		137		—
Payables
Fund shares repurchased	1,713			441		—		50		58
Investment securities purchased	13,169			2,281		—		56		1,853
Investment advisory fees	1,697			285		—		99		90
Distribution and service fees	206			43		—	(4)	47		35
Administration fees	250			46		—	(4)	15		16
Transfer agent and sub-transfer agent fees and expenses	296			87		—	(4)	62		51
Trustees’ fees and expenses	—	(4)		—	(4)	—	(4)	—	(4)	— (4)
Professional fees	—			6		—	(4)	7		15
Trustee deferred compensation plan	119			24		—	(4)	9		8
Other accrued expenses	74			26		3		15		16

Total liabilities	17,524			3,239		3		578		2,144

Net Assets	$2,530,560			$482,092		$2,945		$168,315		$151,465

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$1,940,906			$355,136		$3,005		$161,363		$126,426
Accumulated undistributed net investment income (loss)	(2,969)			2,622		(2)		540		(166)
Accumulated undistributed net realized gain (loss)	40,987			4,023		(6)		(11,849)		2,801
Net unrealized appreciation (depreciation) on investments	551,636			120,311		(52)		18,084		22,404
Net unrealized appreciation (depreciation) on written options	—			—		—		177		—

Net Assets	$2,530,560			$482,092		$2,945		$168,315		$151,465

Net Assets:
Class A	$387,067			$85,666		$98		$110,184		$147,564
Class C	$154,512			$29,275		$98		$30,324		$3,901
Class I	$1,983,100			$350,259		$103		$21,256		$—
Class R6	$5,881			$16,892		$2,646		$6,551		$—
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	13,112,696			4,652,827		10,000		5,900,293		15,721,112
Class C	5,778,120			1,624,775		10,000		1,820,170		404,363
Class I	65,998,095			18,999,071		10,517		1,140,891		—
Class R6	195,693			915,749		270,000		351,517		—
Net Asset Value and Redemption Price Per Share:
Class A	$29.52			$18.41		$9.80		$18.67		$9.39
Class C	$26.74			$18.02		$9.79		$16.66		$9.65
Class I	$30.05			$18.44		$9.80		$18.63		$—
Class R6	$30.05			$18.45		$9.80		$18.63		$—
Offering Price Per Share NAV/(1–5.75%):
Class A	$31.32			$19.53		$10.40		$19.81		$9.96

(1) Investments in unaffiliated securities at cost	$1,970,091			$359,145		$2,917		$149,470		$128,683
(2) Investments in affiliated securities at cost	$—			$—		$—		$—		$1,322
(3) Foreign currency at cost	$—	(4)	$	(—	)(4)	$—		$—		$—
(4) Amount is less than $500.
(5) Written options premiums received	$—			$—		$—		$314		$(2)

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	KAR Capital Growth Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund
Investment Income
Dividends	$1,888	$1,024	$594	$313	$6,657
Interest	— (1)	—	—	—	—
Foreign taxes withheld	(8)	(54)	(7)	(2)	(19)

Total investment income	1,880	970	587	311	6,638

Expenses
Investment advisory fees	1,772	193	524	407	3,266
Distribution and service fees Class A	594	50	34	113	135
Distribution and service fees, Class C	71	30	103	26	348
Administration fees	241	23	62	48	422
Sub-administration fees	33	3	9	7	57
Transfer agent fees and expenses	278	29	34	55	195
Sub-transfer agent fees and expenses, Class A	83	8	12	16	42
Sub-transfer agent fees and expenses, Class C	5	2	9	3	27
Sub-transfer agent fees and expenses, Class I	5	3	40	2	219
Interest expenses	—	1	—	—	—
Registration fees	30	26	32	27	46
Printing fees and expenses	26	4	8	6	35
Custodian fees	3	8	1	2	3
Professional fees	14	10	11	10	13
Trustees’ fees and expenses	19	2	4	4	24
Miscellaneous expenses	14	2	3	3	13

Total expenses	3,188	394	886	729	4,845
Less expenses reimbursed and/or waived by investment adviser	— (1)	(33)	(128)	(5)	—
Low balance account fees	(21)	(1)	— (1)	(3)	— (1)

Net expenses	3,167	360	758	721	4,845

Net investment income (loss)	(1,287)	610	(171)	(410)	1,793

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	26,461	1,598	2,373	4,127	21,719
Foreign currency transactions	—	(5)	—	—	(46)
Net change in unrealized appreciation (depreciation) from:
Unaffiliated investments	24,740	(2,308)	10,421	13,173	96,774
Foreign currency transactions	—	— (1)	—	—	—

Net realized and unrealized gain (loss) on investments	51,201	(715)	12,794	17,300	118,447

Net increase (decrease) in net assets resulting from operations	$49,914	$(105)	$12,623	$16,890	$120,240

(1) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF OPERATIONS (Unaudited) (Continued)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund(1)		Rampart Enhanced Core Equity Fund	Tactical Allocation Fund
Investment Income
Dividends	$8,535	$5,241	$1		$1,752	$439
Dividends from affiliated fund	—	—	—		—	38
Interest	—	—	—		—	1,365
Foreign taxes withheld	—	(27)	—		— (1)	(17)

Total investment income	8,535	5,214	1		1,752	1,825

Expenses
Investment advisory fees	7,876	1,625	2		699	524
Distribution and service fees Class A	403	110	—	(2)	152	182
Distribution and service fees, Class C	597	149	—	(2)	162	20
Administration fees	913	220	—	(2)	87	71
Sub-administration fees	122	30	—	(2)	12	13
Transfer agent fees and expenses	443	124	—	(2)	77	70
Sub-transfer agent fees and expenses, Class A	147	46	—		32	27
Sub-transfer agent fees and expenses, Class C	54	10	—		10	2
Sub-transfer agent fees and expenses, Class I	646	133	—		10	—
Registration fees	89	52	5		28	19
Printing fees and expenses	81	25	—	(2)	10	8
Custodian fees	5	2	—	(2)	3	10
Professional fees	17	13	3		8	14
Trustees’ fees and expenses	51	16	—	(2)	8	6
Miscellaneous expenses	21	10	—	(2)	5	6

Total expenses	11,465	2,565	10		1,303	972
Less expenses reimbursed and/or waived by investment adviser	—	—	(7)		(104)	(5)
Low balance account fees	(3)	(1)	—		(2)	(4)

Net expenses	11,462	2,564	3		1,197	963

Net investment income (loss)	(2,927)	2,650	(2)		555	862

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	44,012	4,049	(6)		5,052	3,022
Written options	—	—	—		(16,439)	—
Foreign currency transactions	(146)	—	—		—	— (2)
Net change in unrealized appreciation (depreciation) from:
Affiliated investments	—	—	—		—	(19)
Unaffiliated investments	231,538	507	(52)		8,255	4,412
Written options	—	—	—		(63)	—
Foreign currency transactions	—	—	—		—	— (2)

Net realized and unrealized gain (loss) on investments	275,404	4,556	(58)		(3,195)	7,415

Net increase (decrease) in net assets resulting from operations	$272,477	$7,206	$(60)		(2,640)	$8,277

(1) Inception date March 7, 2018.

(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	KAR Capital Growth Fund			KAR Global Quality Dividend Fund
	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$(1,287)	$(961)	$(1,557)	$610	$1,042	$786
Net realized gain (loss)	26,461	26,076	37,319	1,593	966	18,741
Net change in unrealized appreciation (depreciation)	24,740	41,631	12,779	(2,308)	479	(12,232)

Increase (decrease) in net assets resulting from operations	49,914	66,746	48,541	(105)	2,487	7,295

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	—	—	(698)	(702)	(462)
Class C	—	—	—	(88)	(52)	—
Class I	—	—	—	(88)	(126)	(73)
Net Realized Gains:
Class A	(23,456)	(4,395)	(31,380)	(4,311)	(2,728)	—
Class B	—	—	(68)	—	—	—
Class C	(887)	(170)	(1,402)	(618)	(413)	—
Class I	(664)	(114)	(670)	(528)	(417)	—

Dividends and distributions to shareholders	(25,007)	(4,679)	(33,520)	(6,331)	(4,438)	(535)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	16,474	(14,052)	(13,975)	(12,345)	(999)	(8,659)
Class B	—	—	(1,437)	—	—	—
Class C	(526)	(1,139)	(6,689)	135	(626)	(2,075)
Class I	1,471	719	1,623	(984)	(321)	(98)
Class R6	5,659	—	—	—	—	—

Increase (decrease) in net assets from share transactions	23,078	(14,472)	(20,478)	(13,194)	(1,946)	(10,832)

Net increase (decrease) in net assets	47,985	47,595	(5,457)	(19,630)	(3,897)	(4,072)

Net Assets
Beginning of period	473,238	425,643	431,100	56,819	60,716	64,788

End of period	$521,223	$473,238	$425,643	$37,189	$56,819	$60,716

Accumulated undistributed net investment income (loss) at end of period	$(1,307)	$(20)	$(118)	$606	$870	$711

(1) The Fund changed its fiscal year end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Mid-Cap Core Fund			KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$(171)	$(161)	$(181)	$(410)	$(421)	$(636)
Net realized gain (loss)	2,373	(1,087)	369	4,127	5,473	2,053
Net change in unrealized appreciation (depreciation)	10,421	9,658	7,696	13,173	6,593	9,805

Increase (decrease) in net assets resulting from operations	12,623	8,410	7,884	16,890	11,645	11,222

Dividends and Distributions to Shareholders:
Net Realized Gains:
Class A	—	(81)	—	(4,734)	(402)	(1,177)
Class B	—	—	—	—	—	(3)
Class C	—	(56)	—	(334)	(29)	(100)
Class I	—	(196)	—	(242)	(20)	(50)

Dividends and distributions to shareholders	—	(333)	—	(5,310)	(451)	(1,330)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	(2,204)	3,725	(3,230)	1,082	(5,804)	(4,977)
Class B	—	—	—	—	—	(349)
Class C	3,396	2,347	6,343	357	(990)	(466)
Class I	20,202	14,098	39,940	5,751	32	501
Class R6	100	—	—	100	—	—

Increase (decrease) in net assets from share transactions	21,494	20,170	43,053	7,290	(6,762)	(5,291)

Net increase (decrease) in net assets	34,117	28,247	50,937	18,870	4,432	4,601

Net Assets
Beginning of period	114,063	85,816	34,879	94,302	89,870	85,269

End of period	$148,180	$114,063	$85,816	$113,172	$94,302	$89,870

Accumulated undistributed net investment income (loss) at end of period	$(175)	$(4)	$(64)	$(414)	$(4)	$(128)

(1) The Fund changed its fiscal year end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Small-Cap Core Fund			KAR Small-Cap Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$1,793	$(949)	$(882)	$(2,927)	$(3,445)	$(2,732)
Net realized gain (loss)	21,673	977	13,272	43,866	(179)	(530)
Net change in unrealized appreciation (depreciation)	96,774	82,548	58,696	231,538	192,974	89,239

Increase (decrease) in net assets resulting from operations	120,240	82,576	71,086	272,477	189,350	85,977

Dividends and Distributions to Shareholders:
Net Realized Gains:
Class A	(148)	(33)	(3,619)	—	(4)	(3,423)
Class C	(110)	(29)	(2,464)	—	(1)	(815)
Class I	(781)	(183)	(14,391)	—	(11)	(3,649)
Class R6	(71)	(16)	(1,436)	—	—	—

Dividends and distributions to shareholders	(1,110)	(261)	(21,910)	—	(16)	(7,887)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	24,340	7,469	669	76,466	39,060	66,312
Class C	18,669	4,421	9,088	44,029	21,772	32,713
Class I	310,540	76,745	115,257	687,487	461,883	348,597
Class R6	18,506	7,704	7,139	5,830	—	—

Increase (decrease) in net assets from share transactions	372,055	96,339	132,153	813,812	522,715	447,622

Net increase (decrease) in net assets	491,185	178,655	181,329	1,086,289	712,049	525,712

Net Assets
Beginning of period	655,395	476,740	295,411	1,444,271	732,222	206,510

End of period	$1,146,580	$655,395	$476,740	$2,530,560	$1,444,271	$732,222

Accumulated undistributed net investment income (loss) at end of period	$1,770	$(23)	$(17)	$(2,969)	$(42)	$(1,112)

(1) The Fund changed its fiscal year end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Small-Cap Value Fund			KAR Small-Mid Cap Core Fund
	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	From inception March 7, 2018 to March 31, 2018 (Unaudited)
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$2,650	$776	$4,329	$(2)
Net realized gain (loss)	4,049	7,206	22,843	(6)
Net change in unrealized appreciation (depreciation)	507	25,088	35,164	(52)

Increase (decrease) in net assets resulting from operations	7,206	33,070	62,336	(60)

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(23)	(85)	(1,269)	—
Class C	—	—	(219)	—
Class I	(314)	(607)	(3,715)	—
Class R6	(16)	(12)	(1)	—
Net Realized Gains:
Class A	(1,379)	(3,083)	(5,493)	—
Class C	(474)	(1,062)	(1,848)	—
Class I	(5,128)	(9,201)	(12,527)	—
Class R6	(220)	(143)	(2)	—

Dividends and distributions to shareholders	(7,554)	(14,193)	(25,074)	—

Change in Net Assets From Capital Transactions (See Note 6)
Class A	(1,750)	(5,537)	8,100	100
Class C	(422)	(823)	2,713	100
Class I	50,302	44,299	73,702	105
Class R6	6,692	9,553	103	2,700

Increase (decrease) in net assets from share transactions	54,822	47,492	84,618	3,005

Net increase (decrease) in net assets	54,474	66,369	121,880	2,945

Net Assets
Beginning of period	427,618	361,249	239,369	—

End of period	$482,092	$427,618	$361,249	$2,945

Accumulated undistributed net investment income (loss) at end of period	$2,622	$325	$253	$(2)
(1) The Fund changed its fiscal year end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Rampart Enhanced Core Equity Fund			Tactical Allocation Fund
	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets Resulting From Operations
Net investment income (loss)	$555	$452	$1,073	$862	$1,295	$2,835
Net realized gain (loss)	(11,387)	13,531	23,880	3,022	1,582	11,061
Net change in unrealized appreciation (depreciation)	8,192	1,571	(1,318)	4,393	9,870	(1,016)

Increase (decrease) in net assets resulting from operations	(2,640)	15,554	23,635	8,277	12,747	12,880

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(323)	(334)	(1,189)	(871)	(1,295)	(2,473)
Class B	—	—	—	—	—	(1)
Class C	—	(33)	(23)	(7)	(20)	(43)
Class I	(128)	(75)	(299)	—	—	—
Net Realized Gains:
Class A	(7,666)	(9,614)	(2,709)	(1,113)	(274)	(11,015)
Class B	—	—	—	—	—	(10)
Class C	(2,242)	(3,015)	(981)	(30)	(8)	(349)
Class I	(2,098)	(1,784)	(465)	—	—	—

Dividends and distributions to shareholders	(12,457)	(14,855)	(5,666)	(2,021)	(1,597)	(13,891)

Change in Net Assets From Capital Transactions (See Note 6)
Class A	(525)	6,623	524	(1,002)	(5,732)	(9,161)
Class B	—	—	—	—	—	(208)
Class C	429	(4,434)	(3,110)	(324)	(649)	(1,069)
Class I	(9,457)	11,030	6,999	—	—	—
Class R6	7,325	—	—	—	—	—

Increase (decrease) in net assets from share transactions	(2,228)	13,219	4,413	(1,326)	(6,381)	(10,438)

Net increase (decrease) in net assets	(17,325)	13,918	22,382	4,930	4,769	(11,449)

Net Assets
Beginning of period	185,640	171,722	149,340	146,535	141,766	153,215

End of period	$168,315	$185,640	$171,722	$151,465	$146,535	$141,766

Accumulated undistributed net investment income (loss) at end of period	$540	$436	$426	$(166)	$(150)	$(9)

(1) The Fund changed its fiscal year end to September 30 during the period.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(10)		Ratio of Gross Expenses to Average Net Assets(3)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover Rate(4)
KAR Capital Growth Fund
Class A
10/1/17 to 3/31/18(17)	$16.18	(0.04)	1.71	1.67	—	(0.86)	(0.86)	0.81	$16.99	10.51%		$486,704	1.24	%(12)	1.25%	(0.50)%		10%
4/1/17 to 9/30/17(16)	14.10	(0.03)	2.27	2.24	—	(0.16)	(0.16)	2.08	16.18	15.93		446,720	1.30	(12)	1.30	(0.40)		13
4/1/16 to 3/31/17	13.66	(0.05)	1.64	1.59	—	(1.15)	(1.15)	0.44	14.10	12.34	(14)	402,118	1.33	(9)(12)(14)	1.34	(0.40	)(14)	21
4/1/15 to 3/31/16	14.23	(0.05)	0.13	0.08	—	(0.65)	(0.65)	(0.57)	13.66	0.39		401,617	1.30	(12)	1.30	(0.32)		20
4/1/14 to 3/31/15	12.41	(0.03)	2.40	2.37	—	(0.55)	(0.55)	1.82	14.23	19.29		433,635	1.28	(12)	1.28	(0.22)		28
4/1/13 to 3/31/14	10.45	(0.01)	2.00	1.99	(0.03)	—	(0.03)	1.96	12.41	19.11		399,131	1.28	(12)	1.28	(0.11)		26
4/1/12 to 3/31/13	10.05	0.03	0.37	0.40	—	—	—	0.40	10.45	3.98		373,069	1.34	(12)	1.34	0.31		20

Class C
10/1/17 to 3/31/18(17)	$12.91	(0.09)	1.36	1.27	—	(0.86)	(0.86)	0.41	$13.32	10.06%		$14,016	2.01	%(12)	2.02%	(1.28)%		10%
4/1/17 to 9/30/17(16)	11.32	(0.07)	1.82	1.75	—	(0.16)	(0.16)	1.59	12.91	15.51		14,052	2.08	(12)	2.08	(1.18)		13
4/1/16 to 3/31/17	11.27	(0.13)	1.33	1.20	—	(1.15)	(1.15)	0.05	11.32	11.47	(14)	13,345	2.08	(9)(12)(14)	2.09	(1.16	)(14)	21
4/1/15 to 3/31/16	11.93	(0.12)	0.11	(0.01)	—	(0.65)	(0.65)	(0.66)	11.27	(0.31)		19,832	2.05	(12)	2.06	(1.07)		20
4/1/14 to 3/31/15	10.57	(0.11)	2.02	1.91	—	(0.55)	(0.55)	1.36	11.93	18.28		11,999	2.02	(12)	2.02	(0.97)		28
4/1/13 to 3/31/14	8.94	(0.08)	1.71	1.63	—	—	—	1.63	10.57	18.23		6,329	2.03	(12)	2.03	(0.86)		26
4/1/12 to 3/31/13	8.66	(0.04)	0.32	0.28	—	—	—	0.28	8.94	3.23		5,993	2.09	(12)	2.09	(0.44)		20

Class I
10/1/17 to 3/31/18(17)	$16.69	(0.02)	1.76	1.74	—	(0.86)	(0.86)	0.88	$17.57	10.67%		$15,146	0.99	%(12)	1.00%	(0.28)%		10%
4/1/17 to 9/30/17(16)	14.52	(0.01)	2.34	2.33	—	(0.16)	(0.16)	2.17	16.69	16.09		12,466	1.08	(12)	1.08	(0.18)		13
4/1/16 to 3/31/17	14.00	(0.01)	1.68	1.67	—	(1.15)	(1.15)	0.52	14.52	12.61	(14)	10,180	1.08	(9)(12)(14)	1.09	(0.15	)(14)	21
4/1/15 to 3/31/16	14.53	(0.01)	0.13	0.12	—	(0.65)	(0.65)	(0.53)	14.00	0.66		8,227	1.05	(12)	1.05	(0.07)		20
4/1/14 to 3/31/15	12.64	— (5)	2.44	2.44	—	(0.55)	(0.55)	1.89	14.53	19.50		8,595	1.02	(12)	1.02	0.03		28
4/1/13 to 3/31/14	10.64	0.02	2.04	2.06	(0.06)	—	(0.06)	2.00	12.64	19.45		5,532	1.03	(12)	1.03	0.14		26
4/1/12 to 3/31/13	10.21	0.06	0.37	0.43	—	—	—	0.43	10.64	4.21		5,650	1.09	(12)	1.09	0.57		20

Class R6
1/30/18(7) to 3/31/18(17)	$18.46	— (5)	(0.89)	(0.89)	—	—	—	(0.89)	$17.57	(4.82)%		$5,357	0.90	%(8)	0.93%	0.07%		10	%(18)
KAR Global Quality
Dividend Fund
Class A
10/1/17 to 3/31/18(17)	$16.20	0.18	(0.18)	0.00	(0.26)	(1.61)	(1.87)	(1.87)	$14.33	(0.29)%		$26,755	1.35%		1.48%	2.34%		21%
4/1/17 to 9/30/17(16)	16.81	0.30	0.41	0.71	(0.27)	(1.05)	(1.32)	(0.61)	16.20	4.31	(4)	44,188	1.35		1.56	3.65		13
4/1/16 to 3/31/17	15.09	0.20	1.66	1.86	(0.14)	—	(0.14)	1.72	16.81	12.42		46,670	1.36	(9)	1.48	1.29		119
4/1/15 to 3/31/16	15.40	0.14	(0.37)	(0.23)	(0.08)	—	(0.08)	(0.31)	15.09	(1.53)		50,081	1.35		1.44	0.94		25
4/1/14 to 3/31/15	13.93	0.10	1.49	1.59	(0.12)	—	(0.12)	1.47	15.40	11.45		55,215	1.35		1.42	0.71		56
4/1/13 to 3/31/14	11.96	0.10	1.98	2.08	(0.11)	—	(0.11)	1.97	13.93	17.50		49,275	1.35		1.43	0.81		23
4/1/12 to 3/31/13	10.76	0.13	1.18	1.31	(0.11)	—	(0.11)	1.20	11.96	12.36		48,193	1.35		1.47	1.19		32

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(10)		Ratio of Gross Expenses to Average Net Assets(3)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
KAR Global Quality
Dividend Fund (Continued)
Class C
10/1/17 to 3/31/18(17)	$15.82	0.15	(0.19)	(0.04)	(0.23)	(1.61)	(1.84)	(1.88)	$13.94	(0.58)%	$5,509	2.09%		2.23%	2.02%	21%
4/1/17 to 9/30/17(16)	16.38	0.23	0.39	0.62	(0.13)	(1.05)	(1.18)	(0.56)	15.82	3.86	6,107	2.10		2.33	2.87	13
4/1/16 to 3/31/17	14.68	0.08	1.62	1.70	—	—	—	1.70	16.38	11.58	6,950	2.11	(9)	2.23	0.54	119
4/1/15 to 3/31/16	15.03	0.01	(0.35)	(0.34)	(0.01)	—	(0.01)	(0.35)	14.68	(2.26)	8,211	2.10		2.18	0.10	25
4/1/14 to 3/31/15	13.67	0.01	1.43	1.44	(0.08)	—	(0.08)	1.36	15.03	10.64	20,383	2.10		2.16	0.07	56
4/1/13 to 3/31/14	11.77	0.01	1.94	1.95	(0.05)	—	(0.05)	1.90	13.67	16.56	3,803	2.10		2.18	0.05	23
4/1/12 to 3/31/13	10.60	0.04	1.18	1.22	(0.05)	—	(0.05)	1.17	11.77	11.57	3,452	2.10		2.23	0.42	32

Class I
10/1/17 to 3/31/18(17)	$16.20	0.23	(0.20)	0.03	(0.27)	(1.61)	(1.88)	(1.85)	$14.35	(0.11)%	$4,925	1.10%		1.25%	2.99%	21%
4/1/17 to 9/30/17(16)	16.84	0.29	0.44	0.73	(0.32)	(1.05)	(1.37)	(0.64)	16.20	4.41	6,524	1.10		1.33	3.53	13
4/1/16 to 3/31/17	15.12	0.25	1.65	1.90	(0.18)	—	(0.18)	1.72	16.84	12.66	7,096	1.11	(9)	1.23	1.59	119
4/1/15 to 3/31/16	15.40	0.17	(0.35)	(0.18)	(0.10)	—	(0.10)	(0.28)	15.12	(1.21)	6,496	1.10		1.18	1.15	25
4/1/14 to 3/31/15	13.93	0.14	1.49	1.63	(0.16)	—	(0.16)	1.47	15.40	11.72	9,776	1.10		1.17	0.96	56
4/1/13 to 3/31/14	11.97	0.13	1.97	2.10	(0.14)	—	(0.14)	1.96	13.93	17.70	9,546	1.10		1.18	0.99	23
4/1/12 to 3/31/13	10.76	0.20	1.15	1.35	(0.14)	—	(0.14)	1.21	11.97	12.73	30,360	1.10		1.12	1.73	32
KAR Mid-Cap Core Fund
Class A
10/1/17 to 3/31/18(17)	$27.95	(0.05)	3.06	3.01	—	—	—	3.01	$30.96	10.77%	$26,831	1.20%		1.40%	(0.30)%	12%
4/1/17 to 9/30/17(16)	25.80	(0.05)	2.29	2.24	—	(0.09)	(0.09)	2.15	27.95	8.70	26,238	1.20		1.49	(0.35)	11
4/1/16 to 3/31/17	22.60	(0.08)	3.28	3.20	—	—	—	3.20	25.80	14.16	20,615	1.26	(8)(9)	1.55	(0.32)	28
4/1/15 to 3/31/16	23.00	(0.06)	(0.20)	(0.26)	—	(0.14)	(0.14)	(0.40)	22.60	(1.14)	20,639	1.35		1.64	(0.27)	21
4/1/14 to 3/31/15	19.80	(0.07)	4.47	4.40	—	(1.20)	(1.20)	3.20	23.00	22.75	13,080	1.35		2.46	(0.34)	26
4/1/13 to 3/31/14	17.49	(0.06)	2.68	2.62	—	(0.31)	(0.31)	2.31	19.80	15.17	3,027	1.35		3.08	(0.31)	30
4/1/12 to 3/31/13	15.80	0.19	1.86	2.05	(0.25)	(0.11)	(0.36)	1.69	17.49	13.21	1,691	1.35		3.92	1.20	62

Class C
10/1/17 to 3/31/18(17)	$26.38	(0.15)	2.89	2.74	—	—	—	2.74	$29.12	10.39%	$23,136	1.95%		2.15%	(1.06)%	12%
4/1/17 to 9/30/17(16)	24.45	(0.14)	2.16	2.02	—	(0.09)	(0.09)	1.93	26.38	8.28	17,870	1.95		2.25	(1.10)	11
4/1/16 to 3/31/17	21.57	(0.24)	3.12	2.88	—	—	—	2.88	24.45	13.35	14,279	2.00	(8)(9)	2.28	(1.04)	28
4/1/15 to 3/31/16	22.12	(0.22)	(0.19)	(0.41)	—	(0.14)	(0.14)	(0.55)	21.57	(1.91)	6,670	2.10		2.38	(1.03)	21
4/1/14 to 3/31/15	19.23	(0.23)	4.32	4.09	—	(1.20)	(1.20)	2.89	22.12	21.84	4,363	2.10		2.83	(1.10)	26
4/1/13 to 3/31/14	17.12	(0.18)	2.60	2.42	—	(0.31)	(0.31)	2.11	19.23	14.32	209	2.10		3.84	(1.01)	30
4/1/12 to 3/31/13	15.50	0.06	1.83	1.89	(0.16)	(0.11)	(0.27)	1.62	17.12	12.42	226	2.10		4.70	0.36	62

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(10)		Ratio of Gross Expenses to Average Net Assets(3)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover Rate(4)
KAR Mid-Cap Core
Fund (Continued)
Class I
10/1/17 to 3/31/18(17)	$28.34	(0.01)	3.10	3.09	—	—	—	3.09	$31.43	10.94%		$98,117	0.95%		1.14%	(0.05)%		12%
4/1/17 to 9/30/17(16)	26.12	(0.01)	2.32	2.31	—	(0.09)	(0.09)	2.22	28.34	8.82		69,955	0.95		1.25	(0.10)		11
4/1/16 to 3/31/17	22.82	(0.01)	3.31	3.30	—	—	—	3.30	26.12	14.46		50,922	0.99	(8)(9)	1.26	(0.02)		28
4/1/15 to 3/31/16	23.17	(0.01)	(0.20)	(0.21)	—	(0.14)	(0.14)	(0.35)	22.82	(0.92)		7,570	1.10		1.38	(0.03)		21
4/1/14 to 3/31/15	19.89	(0.03)	4.51	4.48	—	(1.20)	(1.20)	3.28	23.17	23.05		4,804	1.10		2.17	(0.16)		26
4/1/13 to 3/31/14	17.52	(0.01)	2.69	2.68	—	(0.31)	(0.31)	2.37	19.89	15.48		1,178	1.10		2.85	(0.08)		30
4/1/12 to 3/31/13	15.84	0.25	1.84	2.09	(0.30)	(0.11)	(0.41)	1.68	17.52	13.50		1,316	1.10		3.65	1.56		62

Class R6
1/30/18(7) to 3/31/18(17)	$32.78	— (5)	(1.35)	(1.35)	—	—	—	(1.35)	$31.43	(4.12)%		$96	0.87%		1.05%	(0.06)%		12	%(18)
KAR Mid-Cap Growth Fund
Class A
10/1/17 to 3/31/18(17)	$27.74	(0.12)	4.97	4.85	—	(1.56)	(1.56)	3.29	$31.03	18.13%		$96,396	1.39%		1.41%	(0.79)%		12%
4/1/17 to 9/30/17(16)	24.56	(0.12)	3.43	3.31	—	(0.13)	(0.13)	3.18	27.74	13.48		84,912	1.40		1.49	(0.88)		12
4/1/16 to 3/31/17	21.92	(0.16)	3.15	2.99	—	(0.35)	(0.35)	2.64	24.56	13.81	(14)	80,648	1.41	(9)(14)	1.52	(0.75	)(14)	20
4/1/15 to 3/31/16	22.80	(0.18)	(0.36)	(0.54)	—	(0.34)	(0.34)	(0.88)	21.92	(2.51)		76,660	1.39		1.49	(0.84)		26
4/1/14 to 3/31/15	21.30	(0.15)	2.34	2.19	—	(0.69)	(0.69)	1.50	22.80	10.50		83,158	1.43	(8)	1.46	(0.71)		27
4/1/13 to 3/31/14	19.02	(0.15)	2.43	2.28	—	—	—	2.28	21.30	11.99		81,016	1.45		1.44	(0.74)		32
4/1/12 to 3/31/13	17.44	(0.08)	1.66	1.58	—	—	—	1.58	19.02	9.06		79,561	1.45		1.51	(0.49)		35

Class C
10/1/17 to 3/31/18(17)	$22.54	(0.18)	3.99	3.81	—	(1.56)	(1.56)	2.25	$24.79	17.73%		$5,846	2.14%		2.22%	(1.53)%		12%
4/1/17 to 9/30/17(16)	20.06	(0.17)	2.78	2.61	—	(0.13)	(0.13)	2.48	22.54	13.01		4,971	2.15		2.28	(1.63)		12
4/1/16 to 3/31/17	18.09	(0.27)	2.59	2.32	—	(0.35)	(0.35)	1.97	20.06	13.03	(14)	5,350	2.16	(9)(14)	2.27	(1.50	)(14)	20
4/1/15 to 3/31/16	19.02	(0.29)	(0.30)	(0.59)	—	(0.34)	(0.34)	(0.93)	18.09	(3.23)		5,319	2.14		2.24	(1.60)		26
4/1/14 to 3/31/15	18.01	(0.26)	1.96	1.70	—	(0.69)	(0.69)	1.01	19.02	9.68		5,976	2.18	(8)	2.21	(1.46)		27
4/1/13 to 3/31/14	16.21	(0.26)	2.06	1.80	—	—	—	1.80	18.01	11.10		5,233	2.20		2.19	(1.49)		32
4/1/12 to 3/31/13	14.97	(0.18)	1.42	1.24	—	—	—	1.24	16.21	8.28		4,850	2.20		2.26	(1.24)		35

Class I
10/1/17 to 3/31/18(17)	$28.49	(0.07)	5.10	5.03	—	(1.56)	(1.56)	3.47	$31.96	18.32%		$10,829	1.14%		1.17%	(0.45)%		12%
4/1/17 to 9/30/17(16)	25.20	(0.09)	3.51	3.42	—	(0.13)	(0.13)	3.29	28.49	13.58		4,419	1.15		1.27	(0.63)		12
4/1/16 to 3/31/17	22.42	(0.11)	3.24	3.13	—	(0.35)	(0.35)	2.78	25.20	14.13	(14)	3,872	1.16	(9)(14)	1.27	(0.50	)(14)	20
4/1/15 to 3/31/16	23.26	(0.13)	(0.37)	(0.50)	—	(0.34)	(0.34)	(0.84)	22.42	(2.24)		2,961	1.14		1.24	(0.60)		26
4/1/14 to 3/31/15	21.66	(0.10)	2.39	2.29	—	(0.69)	(0.69)	1.60	23.26	10.79		3,288	1.18	(8)	1.21	(0.46)		27
4/1/13 to 3/31/14	19.30	(0.10)	2.46	2.36	—	—	—	2.36	21.66	12.23		2,324	1.20		1.19	(0.49)		32
4/1/12 to 3/31/13	17.65	(0.04)	1.69	1.65	—	—	—	1.65	19.30	9.35		1,932	1.20		1.26	(0.24)		35

Class R6
1/30/18(7) to 3/31/18(17)	$31.74	(0.01)	0.23	0.22	—	—	—	0.22	$31.96	0.69%		$101	1.06	%(8)	1.08%	(0.28)%		12	%(18)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(10)		Ratio of Gross Expenses to Average Net Assets(3)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover Rate(4)
KAR Small-Cap Core Fund
Class A
10/1/17 to 3/31/18(17)	$28.05	0.04	4.58	4.62	—	(0.04)	(0.04)	4.58	$32.63	16.49%		$119,107	1.27%		1.27%	0.26%		8%
4/1/17 to 9/30/17(16)	24.21	(0.06)	3.91	3.85	—	(0.01)	(0.01)	3.84	28.05	15.92		79,752	1.33		1.33	(0.49)		2
4/1/16 to 3/31/17	21.39	(0.07)	4.26	4.19	—	(1.37)	(1.37)	2.82	24.21	20.26	(14)	62,122	1.37	(9)(14)	1.37	(0.31	)(14)	24
4/1/15 to 3/31/16	25.65	(0.05)	0.01	(0.04)	(0.05)	(4.17)	(4.22)	(4.26)	21.39	0.02		53,722	1.37		1.37	(0.21)		33
4/1/14 to 3/31/15	24.19	0.03	3.07	3.10	—	(1.64)	(1.64)	1.46	25.65	13.28		67,696	1.34		1.34	0.12		28
4/1/13 to 3/31/14	21.41	(0.02)	2.84	2.82	(0.03)	(0.01)	(0.04)	2.78	24.19	13.17		162,302	1.39		1.39	(0.09)		31
4/1/12 to 3/31/13	20.07	0.10	1.75	1.85	(0.18)	(0.33)	(0.51)	1.34	21.41	9.64		143,293	1.37		1.37	0.52		15	(11)

Class C
10/1/17 to 3/31/18(17)	$23.90	(0.07)	3.90	3.83	—	(0.04)	(0.04)	3.79	$27.69	16.05%		$84,809	2.01%		2.01%	(0.50)%		8%
4/1/17 to 9/30/17(16)	20.71	(0.14)	3.34	3.20	—	(0.01)	(0.01)	3.19	23.90	15.47		56,526	2.08		2.08	(1.23)		2
4/1/16 to 3/31/17	18.61	(0.21)	3.68	3.47	—	(1.37)	(1.37)	2.10	20.71	19.39	(14)	44,789	2.12	(9)(14)	2.12	(1.10	)(14)	24
4/1/15 to 3/31/16	22.98	(0.19)	(0.01)	(0.20)	—	(4.17)	(4.17)	(4.37)	18.61	(0.73)		31,711	2.12		2.12	(0.95)		33
4/1/14 to 3/31/15	21.99	(0.11)	2.74	2.63	—	(1.64)	(1.64)	0.99	22.98	12.44		33,735	2.09		2.09	(0.50)		28
4/1/13 to 3/31/14	19.58	(0.18)	2.60	2.42	— (5)	(0.01)	(0.01)	2.41	21.99	12.35		33,437	2.14		2.14	(0.84)		31
4/1/12 to 3/31/13	18.38	(0.04)	1.61	1.57	(0.04)	(0.33)	(0.37)	1.20	19.58	8.84		27,641	2.12		2.12	(0.23)		15	(11)

Class I
10/1/17 to 3/31/18(17)	$29.44	0.09	4.80	4.89	—	(0.04)	(0.04)	4.85	$34.29	16.63%		$871,688	1.00%		1.00%	0.52%		8%
4/1/17 to 9/30/17(16)	25.37	(0.03)	4.11	4.08	—	(0.01)	(0.01)	4.07	29.44	16.10		474,552	1.08		1.08	(0.23)		2
4/1/16 to 3/31/17	22.30	(0.03)	4.47	4.44	—	(1.37)	(1.37)	3.07	25.37	20.57	(14)	338,491	1.12	(9)(14)	1.12	(0.11	)(14)	24
4/1/15 to 3/31/16	26.58	0.01	0.01	0.02	(0.13)	(4.17)	(4.30)	(4.28)	22.30	0.28		189,167	1.12		1.12	0.04		33
4/1/14 to 3/31/15	24.95	0.13	3.14	3.27	—	(1.64)	(1.64)	1.63	26.58	13.57		248,933	1.08		1.08	0.53		28
4/1/13 to 3/31/14	22.04	0.04	2.92	2.96	(0.04)	(0.01)	(0.05)	2.91	24.95	13.44		242,400	1.14		1.14	0.19		31
4/1/12 to 3/31/13	20.65	0.13	1.83	1.96	(0.24)	(0.33)	(0.57)	1.39	22.04	9.92		164,483	1.12		1.12	0.63		15	(11)

Class R6
10/1/17 to 3/31/18(17)	$29.52	0.09	4.83	4.92	—	(0.04)	(0.04)	4.88	$34.40	16.69%		$70,976	0.93%		0.93%	0.57%		8%
4/1/17 to 9/30/17(16)	25.44	(0.02)	4.11	4.09	—	(0.01)	(0.01)	4.08	29.52	16.14		44,565	0.99		0.99	(0.14)		2
4/1/16 to 3/31/17	22.33	— (5)	4.48	4.48	—	(1.37)	(1.37)	3.11	25.44	20.68	(14)	31,338	1.01	(9)(14)	1.01	0.01	(14)	24
4/1/15 to 3/31/16	26.59	0.07	(0.01)	0.06	(0.15)	(4.17)	(4.32)	(4.26)	22.33	0.41		20,811	1.01		1.02	0.33		33
11/12/14(7) to 3/31/15	25.99	0.12	1.36	1.48	—	(0.88)	(0.88)	0.60	26.59	5.83	(4)	106	0.97	(3)	0.97 (3)	1.18	(3)	28	(13)
KAR Small-Cap Growth
Fund
Class A
10/1/17 to 3/31/18(17)	$25.43	(0.06)	4.15	4.09	—	—	—	4.09	$29.52	16.08%		$387,067	1.37	%(12)	1.37%	(0.46)%		10%
4/1/17 to 9/30/17(16)	21.12	(0.09)	4.40	4.31	— (5)	—	— (5)	4.31	25.43	20.41		263,281	1.50	(6)	1.46	(0.81)		1
4/1/16 to 3/31/17	17.67	(0.14)	4.14	4.00	—	(0.55)	(0.55)	3.45	21.12	23.25	(14)	184,302	1.50	(9)(14)	1.51	(0.73	)(14)	21
4/1/15 to 3/31/16	17.54	(0.10)	0.73	0.63	—	(0.50)	(0.50)	0.13	17.67	3.69		88,715	1.49		1.53	(0.59)		27
4/1/14 to 3/31/15	16.97	(0.13)	2.46	2.33	—	(1.76)	(1.76)	0.57	17.54	14.56		83,611	1.50		1.57	(0.76)		27
4/1/13 to 3/31/14	14.92	(0.15)	2.68	2.53	—	(0.48)	(0.48)	2.05	16.97	17.15		94,902	1.50		1.56	(0.93)		23
4/1/12 to 3/31/13	12.95	(0.03)	2.00	1.97	—	—	—	1.97	14.92	15.21		70,107	1.61	(8)	1.67	(0.24)		24

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(10)		Ratio of Gross Expenses to Average Net Assets(3)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover Rate(4)
KAR Small-Cap Growth
Fund (Continued)
Class C
10/1/17 to 3/31/18(17)	$23.13	(0.15)	3.76	3.61	—	—	—	3.61	$26.74	15.66%		$154,512	2.11	%(12)	2.11%	(1.20)%		10%
4/1/17 to 9/30/17(16)	19.28	(0.17)	4.02	3.85	— (5)	—	— (5)	3.85	23.13	19.97		93,560	2.25	(6)	2.21	(1.56)		1
4/1/16 to 3/31/17	16.30	(0.26)	3.79	3.53	—	(0.55)	(0.55)	2.98	19.28	22.30	(14)	58,327	2.26	(9)(14)	2.26	(1.49	)(14)	21
4/1/15 to 3/31/16	16.33	(0.21)	0.68	0.47	—	(0.50)	(0.50)	(0.03)	16.30	2.97		19,525	2.25		2.28	(1.34)		27
4/1/14 to 3/31/15	16.03	(0.24)	2.30	2.06	—	(1.76)	(1.76)	0.30	16.33	13.68		15,594	2.25		2.32	(1.51)		27
4/1/13 to 3/31/14	14.22	(0.26)	2.55	2.29	—	(0.48)	(0.48)	1.81	16.03	16.29		13,298	2.25		2.31	(1.68)		23
4/1/12 to 3/31/13	12.44	(0.12)	1.90	1.78	—	—	—	1.78	14.22	14.31		7,555	2.36	(8)	2.42	(0.96)		24
Class I
10/1/17 to 3/31/18(17)	$25.86	(0.03)	4.22	4.19	—	—	—	4.19	$30.05	16.25%		$1,983,100	1.11	%(12)	1.11%	(0.20)%		10%
4/1/17 to 9/30/17(16)	21.45	(0.07)	4.48	4.41	— (5)	—	— (5)	4.41	25.86	20.56		1,087,430	1.25	(6)	1.21	(0.55)		1
4/1/16 to 3/31/17	17.89	(0.10)	4.21	4.11	—	(0.55)	(0.55)	3.56	21.45	23.59	(14)	489,593	1.26	(9)(14)	1.26	(0.50	)(14)	21
4/1/15 to 3/31/16	17.70	(0.05)	0.74	0.69	—	(0.50)	(0.50)	0.19	17.89	4.00		98,270	1.25		1.29	(0.31)		27
4/1/14 to 3/31/15	17.08	(0.08)	2.46	2.38	—	(1.76)	(1.76)	0.62	17.70	14.83		35,058	1.25		1.32	(0.47)		27
4/1/13 to 3/31/14	14.98	(0.11)	2.69	2.58	—	(0.48)	(0.48)	2.10	17.08	17.42		20,685	1.25		1.30	(0.68)		23
4/1/12 to 3/31/13	12.96	(0.01)	2.03	2.02	—	—	—	2.02	14.98	15.59		10,026	1.36	(8)	1.42	(0.04)		24

Class R6
1/30/18(7) to 3/31/18(17)	$29.81	— (5)	0.24	0.24	—	—	—	0.24	$30.05	0.81%		$5,881	1.03	%(12)	1.03%	(0.05)%		10	%(18)
KAR Small-Cap Value
Fund
Class A
10/1/17 to 3/31/18(17)	$18.41	0.09	0.21	0.30	(0.01)	(0.29)	(0.30)	0.00	$18.41	1.64%		$85,666	1.28	%(12)	1.28%	0.94%		6%
4/1/17 to 9/30/17(16)	17.61	0.03	1.44	1.47	(0.02)	(0.65)	(0.67)	0.80	18.41	8.56		87,399	1.32	(12)	1.32	0.29		10
4/1/16 to 3/31/17	15.67	0.22	3.16	3.38	(0.26)	(1.18)	(1.44)	1.94	17.61	22.86		89,050	1.32	(9)(12)	1.32	1.35		22
4/1/15 to 3/31/16	16.61	0.07	0.07	0.14	(0.10)	(0.98)	(1.08)	(0.94)	15.67	0.94		71,280	1.30	(12)	1.30	0.49		15
4/1/14 to 3/31/15	16.74	0.09	1.38	1.47	(0.03)	(1.57)	(1.60)	(0.13)	16.61	9.33		74,738	1.28	(6)	1.28	0.54		24
4/1/13 to 3/31/14	13.91	0.04	2.84	2.88	(0.05)	—	(0.05)	2.83	16.74	20.78		137,496	1.32	(6)	1.32	0.24		24
4/1/12 to 3/31/13	13.22	0.16	0.78	0.94	(0.25)	—	(0.25)	0.69	13.91	7.37		118,376	1.42	(6)	1.34	1.29		16	(11)

Class C
10/1/17 to 3/31/18(17)	$18.08	0.02	0.21	0.23	—	(0.29)	(0.29)	(0.06)	$18.02	1.31%		$29,275	1.99	%(12)	1.99%	0.24%		6%
4/1/17 to 9/30/17(16)	17.35	(0.04)	1.42	1.38	—	(0.65)	(0.65)	0.73	18.08	8.17		29,795	2.06	(12)	2.06	(0.45)		10
4/1/16 to 3/31/17	15.45	0.10	3.11	3.21	(0.13)	(1.18)	(1.31)	1.90	17.35	21.95		29,416	2.07	(9)(12)	2.07	0.65		22
4/1/15 to 3/31/16	16.41	(0.04)	0.06	0.02	—	(0.98)	(0.98)	(0.96)	15.45	0.17		23,602	2.05	(12)	2.05	(0.26)		15
4/1/14 to 3/31/15	16.65	(0.02)	1.35	1.33	—	(1.57)	(1.57)	(0.24)	16.41	8.49		25,634	2.03	(6)	2.03	(0.12)		24
4/1/13 to 3/31/14	13.89	(0.08)	2.84	2.76	—	—	—	2.76	16.65	19.87		27,132	2.07	(6)	2.07	(0.52)		24
4/1/12 to 3/31/13	13.20	0.07	0.77	0.84	(0.15)	—	(0.15)	0.69	13.89	6.57		23,793	2.17	(6)	2.09	0.56		16	(11)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(10)	Ratio of Gross Expenses to Average Net Assets(3)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(4)
KAR Small-Cap Value
Fund (Continued)
Class I
10/1/17 to 3/31/18(17)	$18.41	0.12	0.22	0.34	(0.02)	(0.29)	(0.31)	0.03	$18.44	1.82%	$350,259	0.99	%(12)	0.99%	1.26%	6%
4/1/17 to 9/30/17(16)	17.62	0.05	1.43	1.48	(0.04)	(0.65)	(0.69)	0.79	18.41	8.72	300,259	1.07	(12)	1.07	0.55	10
4/1/16 to 3/31/17	15.69	0.26	3.17	3.43	(0.32)	(1.18)	(1.50)	1.93	17.62	23.20	242,661	1.07	(9)(12)	1.07	1.63	22
4/1/15 to 3/31/16	16.64	0.11	0.07	0.18	(0.15)	(0.98)	(1.13)	(0.95)	15.69	1.17	144,487	1.05	(12)	1.05	0.74	15
4/1/14 to 3/31/15	16.77	0.16	1.35	1.51	(0.07)	(1.57)	(1.64)	(0.13)	16.64	9.59	163,082	1.03	(6)	1.03	0.97	24
4/1/13 to 3/31/14	13.92	0.08	2.84	2.92	(0.07)	—	(0.07)	2.85	16.77	21.06	104,149	1.07	(6)	1.07	0.49	24
4/1/12 to 3/31/13	13.23	0.15	0.82	0.97	(0.28)	—	(0.28)	0.69	13.92	7.64	91,502	1.17	(6)	1.10	1.19	16	(11)

Class R6
10/1/17 to 3/31/18(17)	$18.42	0.13	0.21	0.34	(0.02)	(0.29)	(0.31)	0.03	$18.45	1.84%	$16,892	0.91	%(12)	0.91%	1.43%	6%
4/1/17 to 9/30/17(16)	17.63	0.05	1.44	1.49	(0.05)	(0.65)	(0.70)	0.79	18.42	8.78	10,165	0.99	(12)	0.99	0.52	10
11/3/16(7) to 3/31/17	14.90	0.05	3.15	3.20	(0.22)	(0.25)	(0.47)	2.73	17.63	21.58	122	0.98	(12)	0.98	0.68	22	(15)
KAR Small-Mid Cap
Core Fund
Class A
3/7/18(7) to 3/31/18(17)	$10.00	(0.01)	(0.19)	(0.20)	—	—	—	(0.20)	$9.80	(2.00)%	$98	1.30%	4.82%	(0.93)%	3%

Class C
3/7/18(7) to 3/31/18(17)	$10.00	(0.03)	(0.18)	(0.21)	—	—	—	(0.21)	$9.79	(2.10)%	$98	2.05%	5.57%	(1.67)%	3%

Class I
3/7/18(7) to 3/31/18(17)	$10.00	(0.01)	(0.19)	(0.20)	—	—	—	(0.20)	$9.80	(2.00)%	$103	1.05%	4.60%	(0.67)%	3%

Class R6
3/7/18(7) to 3/31/18(17)	$10.00	(0.01)	(0.19)	(0.20)	—	—	—	(0.20)	$9.80	(2.00)%	$2,646	0.97%	4.57%	(0.60)%	3%
Rampart Enhanced
Core Equity Fund
Class A
10/1/17 to 3/31/18(17)	$20.26	0.07	(0.29)	(0.22)	(0.06)	(1.31)	(1.37)	(1.59)	$18.67	(1.69)%	$110,184	1.20%	1.31%	0.68%	10%
4/1/17 to 9/30/17(16)	20.27	0.06	1.72	1.78	(0.06)	(1.73)	(1.79)	(0.01)	20.26	9.26	120,445	1.23	(8)	1.39	0.63	110
4/1/16 to 3/31/17	18.14	0.15	2.68	2.83	(0.22)	(0.48)	(0.70)	2.13	20.27	15.85	(14)	113,442	1.26	(9)(14)	1.40	0.81	(14)	496
4/1/15 to 3/31/16	20.97	0.14	0.56	0.70	(0.15)	(3.38)	(3.53)	(2.83)	18.14	4.02	101,113	1.25	1.38	0.74	312
4/1/14 to 3/31/15	21.94	0.17	1.84	2.01	(0.08)	(2.90)	(2.98)	(0.97)	20.97	9.75	116,725	1.25	1.36	0.82	345
4/1/13 to 3/31/14	19.51	0.14	4.02	4.16	(0.10)	(1.63)	(1.73)	2.43	21.94	21.84	111,074	1.25	1.39	0.66	283
4/1/12 to 3/31/13	17.93	0.09	1.53	1.62	(0.04)	—	(0.04)	1.58	19.51	9.12	100,976	1.25	1.44	0.52	65

Class C
10/1/17 to 3/31/18(17)	$18.23	(0.01)	(0.25)	(0.26)	—	(1.31)	(1.31)	(1.57)	$16.66	(2.06)%	$30,324	1.95%	2.07%	(0.06)%	10%
4/1/17 to 9/30/17(16)	18.44	(0.02)	1.56	1.54	(0.02)	(1.73)	(1.75)	(0.21)	18.23	8.85	32,710	1.98	(8)	2.15	(0.17)	110
4/1/16 to 3/31/17	16.48	0.01	2.44	2.45	(0.01)	(0.48)	(0.49)	1.96	18.44	15.01	(14)	37,269	2.00	(9)(14)	2.15	0.04	(14)	496
4/1/15 to 3/31/16	19.42	—	(5)	0.51	0.51	(0.07)	(3.38)	(3.45)	(2.94)	16.48	3.27	36,236	2.00	2.13	0.01	312
4/1/14 to 3/31/15	20.60	0.01	1.72	1.73	(0.01)	(2.90)	(2.91)	(1.18)	19.42	8.91	37,312	2.00	2.12	0.06	345
4/1/13 to 3/31/14	18.46	(0.02)	3.81	3.79	(0.02)	(1.63)	(1.65)	2.14	20.60	20.93	27,930	2.00	2.14	(0.09)	283
4/1/12 to 3/31/13	17.05	(0.04)	1.45	1.41	—	—	—	1.41	18.46	8.27	24,782	2.00	2.19	(0.23)	65

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(4)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(10)		Ratio of Gross Expenses to Average Net Assets(3)(10)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)		Portfolio Turnover Rate(4)
Rampart Enhanced
Core Equity Fund (Continued)
Class I
10/1/17 to 3/31/18(17)	$20.22	0.09	(0.29)	(0.20)	(0.08)	(1.31)	(1.39)	(1.59)	$18.63	(1.58)%		$21,256	0.95%		1.05%	0.89%		10%
4/1/17 to 9/30/17(16)	20.22	0.09	1.71	1.80	(0.07)	(1.73)	(1.80)	—	20.22	9.41		32,485	0.98	(8)	1.15	0.91		110
4/1/16 to 3/31/17	18.13	0.21	2.66	2.87	(0.30)	(0.48)	(0.78)	2.09	20.22	16.16	(14)	21,011	1.01	(9)(14)	1.15	1.13	(14)	496
4/1/15 to 3/31/16	20.96	0.21	0.53	0.74	(0.19)	(3.38)	(3.57)	(2.83)	18.13	4.25		11,991	1.00		1.13	1.13		312
4/1/14 to 3/31/15	21.90	0.22	1.85	2.07	(0.11)	(2.90)	(3.01)	(0.94)	20.96	10.06		8,969	1.00		1.11	1.05		345
4/1/13 to 3/31/14	19.48	0.19	4.01	4.20	(0.15)	(1.63)	(1.78)	2.42	21.90	22.12		11,291	1.00		1.14	0.90		283
4/1/12 to 3/31/13	17.91	0.14	1.51	1.65	(0.08)	—	(0.08)	1.57	19.48	9.28		11,589	1.00		1.17	0.78		65

Class R6
1/30/18(7) to 3/31/18(17)	$20.70	0.04	(2.11)	(2.07)	—	—	—	(2.07)	$18.63	(10.00)%		$6,551	0.90%		0.99%	1.40%		10	%(18)
Tactical Allocation
Fund
Class A
10/1/17 to 3/31/18(17)	$9.00	0.05	0.47	0.52	(0.06)	(0.07)	(0.13)	0.39	$9.39	5.78%		$147,564	1.27%		1.28%	1.17%		23%
4/1/17 to 9/30/17(16)	8.33	0.08	0.69	0.77	(0.08)	(0.02)	(0.10)	0.67	9.00	9.25		142,481	1.38		1.38	1.81		26
4/1/16 to 3/31/17	8.44	0.17	0.56	0.73	(0.15)	(0.69)	(0.84)	(0.11)	8.33	9.20	(14)	137,388	1.37	(9)(14)	1.38	1.86	(14)	104
4/1/15 to 3/31/16	9.75	0.20	(0.88)	(0.68)	(0.17)	(0.46)	(0.63)	(1.31)	8.44	(7.36)		147,546	1.32		1.33	2.25		81
4/1/14 to 3/31/15	10.06	0.21	0.15	0.36	(0.20)	(0.47)	(0.67)	(0.31)	9.75	3.60		180,435	1.30		1.30	2.09		69
4/1/13 to 3/31/14	9.88	0.22	1.13	1.35	(0.21)	(0.96)	(1.17)	0.18	10.06	14.84		195,509	1.29		1.29	2.22		61
4/1/12 to 3/31/13	9.47	0.21	0.53	0.74	(0.22)	(0.11)	(0.33)	0.41	9.88	8.00		186,662	1.30		1.30	2.26		94

Class C
10/1/17 to 3/31/18(17)	$9.24	0.02	0.48	0.50	(0.02)	(0.07)	(0.09)	0.41	$9.65	5.43%		$3,901	2.04%		2.05%	0.39%		23%
4/1/17 to 9/30/17(16)	8.55	0.05	0.70	0.75	(0.04)	(0.02)	(0.06)	0.69	9.24	8.80		4,054	2.14		2.15	1.05		26
4/1/16 to 3/31/17	8.64	0.11	0.57	0.68	(0.08)	(0.69)	(0.77)	(0.09)	8.55	8.37	(14)	4,378	2.11	(9)(14)	2.13	1.13	(14)	104
4/1/15 to 3/31/16	9.96	0.14	(0.90)	(0.76)	(0.10)	(0.46)	(0.56)	(1.32)	8.64	(8.02)		5,460	2.07		2.08	1.51		81
4/1/14 to 3/31/15	10.27	0.13	0.16	0.29	(0.13)	(0.47)	(0.60)	(0.31)	9.96	2.81		6,328	2.04		2.04	1.29		69
4/1/13 to 3/31/14	10.07	0.15	1.15	1.30	(0.14)	(0.96)	(1.10)	0.20	10.27	13.90		3,785	2.04		2.04	1.46		61
4/1/12 to 3/31/13	9.65	0.15	0.53	0.68	(0.15)	(0.11)	(0.26)	0.42	10.07	7.17		3,021	2.05		2.05	1.51		94

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend:

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Annualized for periods less than one year.
(4)	Not annualized for periods less than one year.
(5)	Amount is less than $0.005 per share.
(6)	See Note 4D in the Notes to Financial Statements for information on recapture of expenses previously waived.
(7)	Inception date.
(8)	Represents a blended ratio.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Each Fund will also indirectly bear their prorated share of expenses of the underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(11)	Portfolio turnover calculation excludes security transactions distributed as a result of a redemption-in-kind.
(12)	The Fund is currently under its expense limitation.
(13)	Portfolio turnover is representative of the Fund for the entire year ended March 31, 2015.
(14)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If it was included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:

	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	0.06%	0.05%	0.06%	N/A
KAR Mid-Cap Growth Fund	0.05%	0.05%	0.05%	N/A
KAR Small-Cap Core Fund*	—	—	—	—
KAR Small-Cap Growth Fund*	—	—	—	N/A
Rampart Enhanced Core Equity Fund*	—	—	—	N/A
Tactical Allocation Fund	0.08%	0.08%	N/A	N/A

*	Amount is less than 0.005%

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:

	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	0.06%	0.06%	0.06%	N/A
KAR Mid-Cap Growth Fund	0.05%	0.05%	0.05%	N/A
KAR Small-Cap Core Fund*	—	—	—	—
KAR Small-Cap Growth Fund*	—	—	—	N/A
Rampart Enhanced Core Equity Fund*	—	—	—	N/A
Tactical Allocation Fund	0.08%	0.08%	N/A	N/A

*	Amount is less than 0.005%.

(15)	Portfolio turnover is representative of the Fund for the entire year ended March 31, 2017.
(16)	The Fund changed its fiscal period end to September 30 during the period.
(17)	Unaudited.
(18)	Portfolio turnover is representative of the Fund for the six months ended March 31, 2018.

See Notes to Financial Statements

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2018

Note	1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective September 21, 2017 the Funds changed their fiscal year end from March 31 to September 30.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which 10 (the “Funds”) are reported in this semiannual report. Each Fund has a distinct investment objective outlined below.

Fund	Each Fund Seeks to Provide
KAR Capital Growth Fund	Long-term capital growth.
KAR Global Quality Dividend Fund	Long-term capital appreciation and current income.
KAR Mid-Cap Core Fund	Long-term capital appreciation.
KAR Mid-Cap Growth Fund	Capital appreciation.
KAR Small-Cap Core Fund	Long-term capital appreciation, with dividend income a secondary consideration.
KAR Small-Cap Growth Fund	Long-term capital appreciation.
KAR Small-Cap Value Fund	Long-term capital appreciation.
KAR Small-Mid Cap Core Fund	Long-term capital appreciation with dividend income a secondary consideration.
Rampart Enhanced Core Equity Fund	Capital appreciation and current income.
Tactical Allocation Fund	Capital appreciation and income.

There	is no guarantee that the Funds will achieve their objectives.

All of the Funds offer Class A shares and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares. All Funds with the exception of KAR Global Quality Dividend Fund and Tactical Allocation Fund offer class R6 shares. Effective March 6, 2017, all Class B shares were converted to Class A shares. Prior to March 6, 2017, Class B shares could be purchased by existing shareholders through qualifying transactions.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.

Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457, profit-sharing, money purchase pension and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.

The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Low balance account fees” in each Fund’s Statements of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

Note	2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the NYSE, generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer- supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal period-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

D.	Distributions to Shareholders

Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear each Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	When-Issued and Forward Commitments (Delayed Delivery)

Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). Delayed delivery enables a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.

H.	Leveraged Loans

Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As of March 31, 2018, the Tactical Allocation Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitment
CFSP Acquisition Corp.	$3
Pearl Intermediate Parent LLC	19
Spectrum Holdings III Corp.	4

I.	Securities Lending

Each Fund is permitted to loan securities from its portfolio to qualifying brokers, dealers and other financial institutions deemed creditworthy and receive, as collateral, cash or United States government securities including agency securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities expected to increase the current income of the Fund lending its securities. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. During the period ended March 31, 2018, the Funds did not loan securities.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note	3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in unaffiliated securities at value” in the Statements of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) from unaffiliated investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) from written options” in the Statements of Operations.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) from unaffiliated investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Rampart Enhanced Core Equity Fund invested in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

The following is a summary of the Rampart Enhanced Core Equity Fund’s options contracts as categorized equity risk, presented in the financial statements as of March 31, 2018:

Statements of Assets and Liabilities
Rampart Enhanced Core Equity Fund
Assets: Purchased options at value	$29 (1)
Liabilities: Written options at value	(137)

Net asset (liability) balance	$(108)

Statements of Operations
Rampart Enhanced Core Equity Fund
Net realized gain (loss) on purchased options	$3,708 (2)
Net realized gain (loss) on written options	(16,439)
Net change in unrealized appreciation (depreciation) from purchased options	12 (3)
Net change in unrealized appreciation (depreciation) from written options	(63)

Total net realized and unrealized gain (loss) on purchased and written options	$(12,782)

(1)	Amount included in Investment in unaffiliated securities at value.
(2)	Amount included in Net realized gain (loss) from unaffiliated investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) from unaffiliated investments.

For the period ended March 31, 2018, the average daily premiums paid by the Rampart Enhanced Core Equity Fund for purchased options were $311 and the average daily premiums received for written options by the Rampart Enhanced Core Equity Fund were $(599).

Note	4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Trust. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

As compensation for its services to the Funds, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	Over $1 Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70
Rampart Enhanced Core Equity Fund	0.75	0.70	0.65
Tactical Allocation Fund	0.70	0.65	0.60

During the period covered by these financial statements, the Tactical Allocation Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $5. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in “Less expenses reimbursed and/or waived by investment adviser” in the Statements of Operations.

B.	Subadvisers

The subadvisers manage the investments of each Fund, for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:

Fund	Subadviser	Fund	Subadviser
KAR Capital Growth Fund	KAR(1)(3)	KAR Small-Cap Value Fund	KAR(1)(3)
KAR Global Quality Dividend Fund	KAR(1)(3)	KAR Small-Mid Cap Core Fund	KAR(1)(3)
KAR Mid-Cap Core Fund	KAR(1)(3)	Rampart Enhanced Core Equity Fund	Rampart Investment Management Company, LLC(3)
KAR Mid-Cap Growth Fund	KAR(1)(3)	Tactical Allocation Fund (Domestic Equity Portfolio)	KAR(1)(3)
KAR Small-Cap Core Fund	KAR(1)(3)	Tactical Allocation Fund (International Equity Portfolio)	DPIM(2)(3)
KAR Small-Cap Growth Fund	KAR(1)(3)	Tactical Allocation Fund (Fixed Income Portfolio)	Newfleet Asset Management, LLC(3)

(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”)
(2)	Duff & Phelps Investment Management Co. (“DPIM”)
(3)	An indirect, wholly-owned subsidiary of Virtus.

C.	Expense Limits and Fee Waivers

The Adviser has contractually agreed to limit certain Funds’ total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any), so that such expenses do not exceed the following percentages of the average annual daily net asset values for the following Funds.

	Class A		Class C		Class I		Class R6	Through Date
KAR Capital Growth Fund*	1.47	%‡	2.22	%‡	1.22	%‡	0.78%	3/31/19
KAR Global Quality Dividend Fund	1.35		2.10		1.10		—	3/31/19
KAR Mid-Cap Core Fund**	1.20		1.95		0.95		0.87	3/31/19
KAR Mid-Cap Growth Fund#	1.40		2.15		1.15		0.90	3/31/19
KAR Small-Cap Growth Fund‡**	1.50		2.25		1.25		1.18	3/31/19
KAR Small-Cap Value Fund‡	1.42		2.17		1.17		1.06	3/31/19
KAR Small-Mid Cap Core Fund	1.30		2.05		1.05		0.97	3/31/19
Rampart Enhanced Core Equity Fund**	1.20		1.95		0.95		0.91	3/31/19

‡	Each share class is currently below its expense cap.
*	Effective March 29, 2018 for Class R6. For the period of January 30, 2018 (inception of the class) to March 28, 2018 the expense cap for Class R6 was 1.19%.
#	Effective March 29, 2018 for Class R6. For the period of January 30, 2018 (inception of the class) to March 28, 2018, the expense cap for Class R6 was 1.11%.
**	Effective January 30, 2018 (inception date of Class) for Class R6.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

D.	Expense Recapture

For certain Funds, the Adviser may recapture operating expenses waived or reimbursed under these arrangements, within three years after the date in which such waiver or reimbursement occurred. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured as follows:

Fund	2018	2019	2020	2021		Total
KAR Capital Growth Fund
Class R6	$—	$—	$—	$—	(1)	$—	(1)
KAR Global Quality Dividend Fund
Class A	15	63	70	25		173
Class C	4	11	11	4		30
Class I	2	8	11	4		25
KAR Mid-Cap Core Fund
Class A	18	69	62	27		176
Class C	7	22	39	20		88
Class I	7	29	133	81		250
Class R6	—	—	—	—	(1)	—	(1)
KAR Mid-Cap Growth Fund
Class A	21	96	70	4		192
Class C	2	7	5	1		15
Class I	1	4	4	—		10
Class R6	—	—	—	—	(1)	—	(1)
KAR Small-Mid Cap Core Fund
Class A	—	—	—	—	(1)	—	(1)
Class C	—	—	—	—	(1)	—	(1)
Class I	—	—	—	—	(1)	—	(1)
Class R6	—	—	—	6		6
Rampart Enhanced Core Equity Fund
Class A	69	145	158	69		441
Class C	24	53	51	19		147
Class I	5	19	34	15		74
Class R6	—	—	—	1		1

(1)	Amount is less than $500.

E.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal period (the “period”) ended March 31, 2018, it retained net commissions of $232 for Class A shares and CDSC of $—(1), and $10 for Class A shares, and Class C shares, respectively.

(1)	Amount is less than $500.

In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; Class C shares 1.00%; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

F.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended March 31, 2018, the Funds incurred administration fees totaling $2,087 which are included in the Statements of Operations within the line item “Administration fees”.

For the period ended March 31, 2018, the Funds incurred transfer agent fees totaling $2,513 which are included in the Statements of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees and expenses”. A portion of these fees was paid to outside entities that also provide services to the Trust.

G.	Affiliated Shareholders

($ reported in thousands)

At March 31, 2018, Virtus and its affiliates and the retirement plans of Virtus and its affiliates held shares of certain Funds which may be redeemed at any time that aggregated to the following:

	Shares	Aggregate Net Asset Value
KAR Capital Growth Fund
Class A	14	$—	(1)
Class R6	299,398	5,260

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

	Shares	Aggregate Net Asset Value
KAR Mid-Cap Core Fund
Class R6	3,051	$96
KAR Mid-Cap Growth
Class R6	3,151	101
KAR Small-Cap Growth Fund
Class R6	131,675	3,957
KAR Small-Cap Value Fund
Class R6	313,854	5,791
KAR Small-Mid Cap Core Fund
Class A	10,000	98
Class C	10,000	98
Class I	10,000	98
Class R6	270,000	2,646
Rampart Enhanced Core Equity Fund
Class R6	351,517	6,549

(1)	Amount is less than $500.

H.	Investments in Affiliates

A summary of the Tactical Allocation Fund’s total long-term and short-term purchases and sales of the affiliated underlying fund during the period ended March 31, 2018, is as follows:

	Value, beginning of period	Purchases	Sales	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Affiliated Mutual Fund - 0.8%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$1,295	$—	$—	$—	$(19)	132,261	$1,276	$38	$—

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

I.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at March 31, 2018.

Note	5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and written options securities) during the period ended March 31, 2018, were as follows:

	Purchases	Sales
KAR Capital Growth Fund	$49,477	$58,636
KAR Global Quality Dividend Fund	10,314	29,130
KAR Mid-Cap Core Fund	40,806	14,627
KAR Mid-Cap Growth Fund	12,519	11,883
KAR Small-Cap Core Fund	415,453	62,867
KAR Small-Cap Growth Fund	805,958	165,101
KAR Small-Cap Value Fund	71,059	25,182
KAR Small-Mid Cap Core Fund	3,020	97
Rampart Enhanced Core Equity Fund	18,223	44,863
Tactical Allocation Fund	33,745	36,413

The Tactical Allocation Fund had purchases of $891, and sales of $809 of long-term U.S. Government and agency securities during the period ended March 31, 2018.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2018

Note	6. Capital Share Transactions

(reported in thousands)

Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

	KAR Capital Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)		Fiscal Period Ended September 30, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,164	$19,480	209	$3,179	403	$5,482
Conversion from Class B shares(2)	—	—	—	—	43	602
Reinvestment of distributions	1,328	21,556	263	4,031	2,208	28,727
Shares repurchased	(1,442)	(24,562)	(1,396)	(21,262)	(3,521)	(48,786)

Net Increase / (Decrease)	1,050	$16,474	(924)	$(14,052)	(867)	$(13,975)

Class B
Sale of shares	—	$—	—	$—	— (3)	$— (4)
Reinvestment of distributions	—	—	—	—	6	67
Shares repurchased	—	—	—	—	(78)	(902)
Conversion to Class A shares(2)	—	—	—	—	(54)	(602)

Net Increase / (Decrease)	—	$—	—	$—	(126)	$(1,437)

Class C
Sale of shares	48	$649	77	$918	88	$972
Reinvestment of distributions	64	817	12	152	109	1,140
Shares repurchased	(148)	(1,992)	(180)	(2,209)	(777)	(8,801)

Net Increase / (Decrease)	(36)	$(526)	(91)	$(1,139)	(580)	$(6,689)

Class I
Sale of shares	502	$8,572	120	$1,893	272	$3,894
Reinvestment of distributions	35	585	6	102	47	637
Shares repurchased	(422)	(7,686)	(81)	(1,276)	(206)	(2,908)

Net Increase / (Decrease)	115	$1,471	45	$719	113	$1,623

Class R6
Sale of shares	324	$5,979	—	$—	—	$—
Shares repurchased	(19)	(320)	—	—	—	—

Net Increase / (Decrease)	305	$5,659	—	$—	—	$—

	KAR Global Quality Dividend Fund
	Six Months Ended March 31, 2018 (Unaudited)		Fiscal Period Ended September 30, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	33	$493	44	$724	128	$1,985
Reinvestment of distributions	328	4,834	207	3,317	29	451
Shares repurchased	(1,222)	(17,672)	(298)	(5,040)	(700)	(11,095)

Net Increase / (Decrease)	(861)	$(12,345)	(47)	$(999)	(543)	$(8,659)

Class C
Sale of shares	14	$207	7	$116	59	$906
Reinvestment of distributions	43	618	26	403	—	—
Shares repurchased	(47)	(690)	(71)	(1,145)	(194)	(2,981)

Net Increase / (Decrease)	10	$135	(38)	$(626)	(135)	$(2,075)

Class I
Sale of shares	171	$2,776	38	$626	94	$1,535
Reinvestment of distributions	40	588	33	522	4	68
Shares repurchased	(271)	(4,348)	(89)	(1,469)	(107)	(1,701)

Net Increase / (Decrease)	(60)	$(984)	(18)	$(321)	(9)	$(98)

(1)	The Fund changed its fiscal year end to September 30 during the period.
(2)	See Note 1 in Notes to Financial Statements for more information.
(3)	Amount is less than 500 shares.
(4)	Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2018

	KAR Mid-Cap Core Fund
	Six Months Ended March 31, 2018 (Unaudited)		Fiscal Period Ended September 30, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	113	$3,456	209	$5,573	860	$20,379
Reinvestment of distributions	—	—	3	80	—	—
Shares repurchased	(185)	(5,660)	(72)	(1,928)	(974)	(23,609)

Net Increase / (Decrease)	(72)	$(2,204)	140	$3,725	(114)	$(3,230)

Class C
Sale of shares	172	$4,958	138	$3,470	409	$9,372
Reinvestment of distributions	—	—	2	56	—	—
Shares repurchased	(54)	(1,562)	(47)	(1,179)	(134)	(3,029)

Net Increase / (Decrease)	118	$3,396	93	$2,347	275	$6,343

Class I
Sale of shares	1,050	$32,414	968	$26,148	1,943	$47,890
Reinvestment of distributions	—	—	7	194	—	—
Shares repurchased	(397)	(12,212)	(456)	(12,244)	(325)	(7,950)

Net Increase / (Decrease)	653	$20,202	519	$14,098	1,618	$39,940

Class R6
Sale of shares	3	$100	—	$—	—	$—

Net Increase / (Decrease)	3	$100	—	$—	—	$—

	KAR Mid-Cap Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)		Fiscal Period Ended September 30, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	45	$1,311	55	$1,451	127	$2,897
Conversion from Class B shares(2)	—	—	—	—	6	156
Reinvestment of distributions	157	4,354	14	370	48	1,082
Shares repurchased	(156)	(4,583)	(291)	(7,625)	(396)	(9,112)

Net Increase / (Decrease)	46	$1,082	(222)	$(5,804)	(215)	$(4,977)

Class B
Sale of shares	—	$—	—	$—	—	$— (4)
Reinvestment of distributions	—	—	—	—	— (3)	3
Shares repurchased	—	—	—	—	(10)	(196)
Conversion to Class A shares(2)	—	—	—	—	(8)	(156)

Net Increase / (Decrease)	—	$—	—	$—	(18)	$(349)

Class C
Sale of shares	26	$638	15	$330	89	$1,704
Reinvestment of distributions	15	332	1	29	5	89
Shares repurchased	(26)	(613)	(63)	(1,349)	(121)	(2,259)

Net Increase / (Decrease)	15	$357	(47)	$(990)	(27)	$(466)

Class I
Sale of shares	183	$5,728	14	$389	47	$1,092
Reinvestment of distributions	8	227	1	19	2	47
Shares repurchased	(7)	(204)	(14)	(376)	(27)	(638)

Net Increase / (Decrease)	184	$5,751	1	$32	22	$501

Class R6
Sale of shares	3	$100	—	$—	—	$—

Net Increase / (Decrease)	3	$100	—	$—	—	$—

(1)	The Fund changed its fiscal year end to September 30 during the period.
(2)	See Note 1 in Notes to Financial Statement for more information.
(3)	Amount is less than 500 shares.
(4)	Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2018

	KAR Small-Cap Core Fund
	Six Months Ended March 31, 2018 (Unaudited)		Fiscal Period Ended September 30, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	1,520	$46,516	608	$16,037	1,507	$34,529
Reinvestment of distributions	4	131	1	30	153	3,396
Shares repurchased	(717)	(22,307)	(332)	(8,598)	(1,606)	(37,256)

Net Increase / (Decrease)	807	$24,340	277	$7,469	54	$669

Class C
Sale of shares	887	$23,659	420	$9,214	778	$15,284
Reinvestment of distributions	4	108	1	29	123	2,351
Shares repurchased	(194)	(5,098)	(220)	(4,822)	(442)	(8,547)

Net Increase / (Decrease)	697	$18,669	201	$4,421	459	$9,088

Class I
Sale of shares	11,432	$380,504	4,161	$114,129	7,980	$188,854
Reinvestment of distributions	21	670	6	167	571	13,259
Shares repurchased	(2,151)	(70,634)	(1,387)	(37,551)	(3,695)	(86,856)

Net Increase / (Decrease)	9,302	$310,540	2,780	$76,745	4,856	$115,257

Class R6
Sale of shares	633	$21,092	373	$10,312	446	$10,598
Reinvestment of distributions	2	71	1	16	62	1,435
Shares repurchased	(81)	(2,657)	(97)	(2,624)	(208)	(4,894)

Net Increase/ (Decrease)	554	$18,506	277	$7,704	300	$7,139

	KAR Small-Cap Growth Fund
	Six Months Ended March 31, 2018 (Unaudited)		Fiscal Period Ended September 30, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	4,598	$127,692	3,221	$75,203	9,213	$178,982
Reinvestment of distributions	—	—	— (2)	3	186	3,272
Shares repurchased	(1,837)	(51,226)	(1,594)	(36,146)	(5,694)	(115,942)

Net Increase / (Decrease)	2,761	$76,466	1,627	$39,060	3,705	$66,312

Class C
Sale of shares	2,076	$52,659	1,339	$28,543	2,108	$37,801
Reinvestment of distributions	—	—	— (2)	1	44	711
Shares repurchased	(344)	(8,630)	(319)	(6,772)	(325)	(5,799)

Net Increase / (Decrease)	1,732	$44,029	1,020	$21,772	1,827	$32,713

Class I
Sale of shares	31,162	$890,158	22,541	$539,222	22,582	$452,219
Reinvestment of distributions	—	—	— (2)	10	170	3,037
Shares repurchased	(7,223)	(202,671)	(3,312)	(77,349)	(5,416)	(106,659)

Net Increase / (Decrease)	23,939	$687,487	19,229	$461,883	17,336	$348,597

Class R6
Sale of shares	201	$5,990	—	$—	—	$—
Shares repurchased	(6)	(160)	—	—	—	—

Net Increase / (Decrease)	195	$5,830		$		$

(1)	The Fund changed its fiscal year end to September 30 during the period.
(2)	Amount is less than 500 shares.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2018

	KAR Small-Cap Value Fund
	Six Months Ended March 31, 2018 (Unaudited)		Fiscal Period Ended September 30, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	318	$5,993	318	$5,561	1,626	$26,711
Reinvestment of distributions	68	1,277	168	2,887	396	6,244
Shares repurchased	(481)	(9,020)	(794)	(13,985)	(1,515)	(24,855)

Net Increase / (Decrease)	(95)	$(1,750)	(308)	$(5,537)	507	$8,100

Class C
Sale of shares	99	$1,818	107	$1,853	417	$6,683
Reinvestment of distributions	25	464	61	1,032	123	1,918
Shares repurchased	(148)	(2,704)	(215)	(3,708)	(373)	(5,888)

Net Increase / (Decrease)	(24)	$(422)	(47)	$(823)	167	$2,713

Class I
Sale of shares	5,223	$98,153	4,212	$73,980	8,261	$134,255
Reinvestment of distributions	284	5,358	560	9,602	1,006	15,898
Shares repurchased	(2,815)	(53,209)	(2,237)	(39,283)	(4,704)	(76,451)

Net Increase / (Decrease)	2,692	$50,302	2,535	$44,299	4,563	$73,702

Class R6
Sale of Shares	453	$8,381	559	$9,803	7	$100
Reinvestment of distributions	13	236	9	155	— (2)	3
Shares repurchased	(102)	(1,925)	(23)	(405)	—	—

Net Increase / (Decrease)	364	$6,692	545	$9,553	7	$103

	KAR Small-Mid Cap Core Fund

	From inception March 7, 2018 to March 31, 2018 (Unaudited)
	SHARES	AMOUNT
Class A
Sale of shares	10	$100

Net Increase / (Decrease)	10	$100

Class C
Sale of shares	10	$100

Net Increase / (Decrease)	10	$100

Class I
Sale of shares	11	$105

Net Increase / (Decrease)	11	$105

Class R6
Sale of shares	270	$2,700

Net Increase / (Decrease)	270	$2,700

(1)	The Fund changed its fiscal year end to September 30 during the period.
(2)	Amount is less than 500 shares.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

MARCH 31, 2018

	Rampart Enhanced Core Equity Fund
	Six Months Ended March 31, 2018 (Unaudited)		Fiscal Period Ended September 30, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	133	$2,701	296	$6,015	750	$14,419
Reinvestment of distributions	362	7,382	477	9,158	191	3,644
Shares repurchased	(539)	(10,608)	(424)	(8,550)	(920)	(17,539)

Net Increase / (Decrease)	(44)	$(525)	349	$6,623	21	$524

Class C
Sale of shares	87	$1,558	43	$773	402	$6,824
Reinvestment of distributions	119	2,172	169	2,918	51	887
Shares repurchased	(181)	(3,301)	(438)	(8,125)	(630)	(10,821)

Net Increase / (Decrease)	25	$429	(226)	$(4,434)	(177)	$(3,110)

Class I
Sale of shares	172	$3,517	664	$13,051	671	$12,576
Reinvestment of distributions	104	2,108	90	1,722	38	713
Shares repurchased	(742)	(15,082)	(186)	(3,743)	(331)	(6,290)

Net Increase / (Decrease)	(466)	$(9,457)	568	$11,030	378	$6,999

Class R6
Sale of shares	365	$7,574	—	$—	—	$—
Shares repurchased	(14)	(250)	—	—	—	—

Net Increase / (Decrease)	351	$7,324	—	$—	—	$—

	Tactical Allocation Fund
	Six Months Ended March 31, 2018 (Unaudited)		Fiscal Period Ended September 30, 2017(1)		Year Ended March 31, 2017
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT

Class A
Sale of shares	453	$4,267	55	$472	131	$1,089
Conversion from Class B shares(2)	—	—	—	—	12	97
Reinvestment of distributions	194	1,790	161	1,411	1,531	12,254
Shares repurchased	(758)	(7,059)	(873)	(7,615)	(2,669)	(22,601)

Net Increase / (Decrease)	(111)	$(1,002)	(657)	$(5,732)	(995)	$(9,161)

Class B
Sale of shares	—	$—	—	$—	— (3)	$— (4)
Reinvestment of distributions	—	—	—	—	1	11
Shares repurchased	—	—	—	—	(13)	(122)
Conversion to Class A shares(2)	—	—	—	—	(12)	(97)

Net Increase / (Decrease)	—	$—	—	$—	(24)	$(208)

Class C
Sale of shares	14	$128	14	$127	63	$536
Reinvestment of distributions	4	35	3	26	45	367
Shares repurchased	(52)	(487)	(90)	(802)	(228)	(1,972)

Net Increase / (Decrease)	(34)	$(324)	(73)	$(649)	(120)	$(1,069)

(1)	The Fund changed its fiscal year end to September 30 during the period.
(2)	See Note 1 in Notes to Financial Statements for more information.
(3)	Amount is less than 500 shares.
(4)	Amount is less than $500.

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note	7. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Funds enter into contracts that provide a variety of indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk of loss to be remote.

Note	8. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

At March 31, 2018, the following Funds held securities issued by various companies in specific sectors as detailed below:

Fund	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	39%
KAR Capital Growth Fund	Consumer Discretionary	25
KAR Mid-Cap Growth Fund	Information Technology	37
KAR Small-Cap Core Fund	Industrials	30
KAR Small-Cap Core Fund	Information Technology	26
KAR Small-Cap Growth Fund	Information Technology	31
KAR Small-Mid Cap Core Fund	Industrials	33
Rampart Enhanced Core Equity Fund	Information Technology	25

Note	9. 10% Shareholders

At March 31, 2018, certain Funds had individual shareholder account(s), and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

	% of Shares Outstanding	Number of Accounts
KAR Mid-Cap Core Fund	37%	2
KAR Small-Cap Core Fund	15	1
KAR Small-Cap Growth Fund	26	2
KAR Small-Cap Value Fund	45	2
KAR Small-Mid Cap Core Fund	90	1	*

*	Account is affiliated.

Note	10. Federal Income Tax Information

($ reported in thousands)

At March 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$284,610	$238,826	$(2,130)	$236,696
KAR Global Quality Dividend Fund	36,073	2,891	(1,957)	934
KAR Mid-Cap Core Fund	118,085	30,544	(609)	29,935
KAR Mid-Cap Growth Fund	62,632	51,767	(1,277)	50,490
KAR Small-Cap Core Fund	862,128	301,281	(10,520)	290,761
KAR Small-Cap Growth Fund	1,970,091	566,795	(15,159)	551,636
KAR Small-Cap Value Fund	359,145	130,542	(10,231)	120,311
KAR Small-Mid Cap Core Fund	2,917	21	(73)	(52)
Rampart Enhanced Core Equity Fund – Investments (including Purchased Options)	151,883	20,678	(5,007)	15,671
Rampart Enhanced Core Equity Fund – Written Options	(314)	182	(5)	177
Tactical Allocation Fund	130,293	24,898	(2,782)	22,116

Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
KAR Mid-Cap Core Fund	$970	$150	$970	$150
KAR Small-Cap Growth Fund	2,841	—	2,841	—

VIRTUS EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryover may be subject to limits on use of losses.

Note	11. Borrowings

($ reported in thousands)

On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit. This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

From February 14, 2018 to February 19, 2018, the KAR Global Quality Dividend Fund made borrowings. The average daily borrowings under the agreement and the daily average interest rate was $2,967 and 2.84% respectively. No other Funds had borrowings during the period and no Fund had borrowings at March 31, 2018.

Note	12. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2018, the Funds did not hold any securities that were restricted.

Note	13. Regulatory Matters and Litigation

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note	14. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note	15. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”)(together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Contrarian Value Fund, Virtus KAR Capital Growth Fund (formerly known as Virtus Strategic Growth Fund), Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund (formerly knowns as Virtus Small-Cap Sustainable Growth Fund), Virtus KAR Small-Cap Value Fund (formerly known as Virtus Quality Small-Cap Fund), Virtus Rampart Enhanced Core Equity Fund and Virtus Tactical Allocation Fund (individually and collectively, the “Funds”) of the Trust. At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund(s) they manage. The Board noted the affiliation of certain of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Funds by VIA and each of the Subadvisers; (2) the performance of the Funds as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Funds’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Funds’ subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Funds’ respective investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Funds; (e) VIA’s supervision of the Funds’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Funds. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Funds’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Fund(s); (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Fund(s).

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Funds prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board evaluated each Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to a Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended June 30, 2017.

Virtus Contrarian Value Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus KAR Capital Growth Fund. The Board noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 5- and 10-year periods. The Board also noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1- and 3-year periods.

Virtus KAR Global Quality Dividend Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods.

Virtus KAR Mid-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 3- and 5-year periods and outperformed its benchmark for the 3-year period. The Board also noted that the Fund underperformed the median of its Performance Universe for the 1-year period and underperformed its benchmark for the 1- and 5-year periods.

Virtus KAR Mid-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1- and 3-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 5- and 10-year periods.

Virtus KAR Small-Cap Core Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods and outperformed its benchmark for the 3- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1- and 5-year periods.

Virtus KAR Small-Cap Growth Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus KAR Small-Cap Value Fund. The Board noted that the Fund outperformed the median of its Performance Universe and outperformed its benchmark for the 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed the median of its Performance Universe and underperformed its benchmark for the 1-year period.

Virtus Rampart Enhanced Core Equity Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 3-, 5- and 10- year periods and outperformed its benchmark for the 1-year period.

Virtus Tactical Allocation Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 3- and 5-year periods and outperformed the median of its Performance Universe for the 1- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-year period and underperformed its benchmark for the 3-, 5- and 10-year periods.

With respect to certain Funds, including Virtus KAR Mid-Cap Growth Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Capital Growth Fund, Virtus Rampart Enhanced Core Equity Fund and Virtus Tactical Allocation Fund, the Board also considered management’s discussion about the reasons for each Fund’s underperformance relative to its peer group or benchmark. With respect to Virtus Global Quality Dividend Fund, the Board considered that the Fund’s investment strategy had recently changed, so that the performance shown included that of a prior strategy. With respect to Virtus Tactical Allocation Fund, the Board also considered that the Fund had recently replaced one of the subadvisers, so that the longer-term performance shown included that of a prior subadviser. With respect to Virtus Contrarian Value Fund, the Board considered that there was a proposal out to shareholders that the Fund merge with and into Virtus Ceredex Mid-Cap Value Equity Fund, and as a result management anticipated that the proposed renewal would only be necessary for a short period prior to the expected merger. After reviewing these and related factors, the Board concluded that each Fund’s overall performance, or reasons for or plans discussed to address underperformance, was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that certain of the Funds had fee waivers and/or expense caps in place to limit the total expenses incurred by those Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

Virtus Contrarian Value Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus KAR Capital Growth Fund. The Board considered that the Fund’s net management fee and net total expenses were above the median of the Expense Group.

Virtus KAR Global Quality Dividend Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus KAR Mid-Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were below the median of the Expense Group.

Virtus KAR Mid-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus KAR Small-Cap Core Fund. The Board considered that the Fund’s net management fee and net total expenses were below the median of the Expense Group.

Virtus KAR Small-Cap Growth Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

Virtus KAR Small-Cap Value Fund. The Board considered that the Fund’s net management fee and net total expenses were equal to the median of the Expense Group.

Virtus Rampart Enhanced Core Equity Fund. The Board considered that the Fund’s net management fee after waivers was below the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group.

Virtus Tactical Allocation Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were above the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Funds and the other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Funds, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. In addition, with respect to Sasco Capital, Inc., the unaffiliated Subadviser, the Board relied on the ability of VIA to negotiate the Subadvisory Agreement and the fees thereunder at arm’s length. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Funds was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for several of the Funds included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for certain Funds. The Board also took into account management’s discussion of the Funds’ management fee and subadvisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also took into account the current size of the Fund(s). The Board concluded that no changes to the advisory fee structure of the Funds were necessary at this time. The Board noted that VIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Funds managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Funds was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the applicable Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while certain of the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund(s), other than the fee to be earned under the applicable Agreement(s). There may be certain indirect benefits gained, including to the extent that serving the Fund(s) could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

VIRTUS KAR SMALL-MID CAP CORE FUND (THE “FUND”)

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Fund, VIA and Kayne Anderson Rudnick Investment Management, LLC (“KAR” or the “Subadviser”). At an in-person meeting held on March 1, 2018, (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the establishment of the Agreements, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the approval of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) information regarding performance of representative accounts; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of funds with similar investment objective(s); (4) the projected profitability of VIA and its affiliates under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Fund); (6) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (7) possible conflicts of interest; and (8) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meeting information from VIA and the Subadviser, including a completed questionnaire concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund was proposed to be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the oversight of the Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s proposed process for supervising and managing the Fund’s subadviser(s), including (a) VIA’s ability to select and monitor subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s(s’) compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VIA and its affiliates to the Fund; (e) VIA’s expected supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA were expected to serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties with respect to other Virtus Mutual Funds through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services to be provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.

Investment Performance

Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. The Board reviewed and was satisfied with the comparative performance of representative accounts that was based upon the Fund’s proposed investment strategies.

Management Fees and Total Expenses

The Board considered the fees proposed for the Fund for advisory services as well as the expected total expense levels of the Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for the Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that the Fund was expected to have an expense cap in place to limit the total expenses incurred

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR

VIRTUS KAR SMALL-MID CAP CORE FUND (THE “FUND”)

BY THE BOARD OF TRUSTEES (Continued)

by the Fund and its shareholders. The Board also noted that the subadvisory fee for the Fund would be paid by VIA out of its advisory fee rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable.

The Board concluded that the proposed advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Projected Profitability

The Board also considered certain information relating to expected profitability that had been provided by VIA. In this regard, the Board considered information regarding the projected profitability of VIA for its management of the Fund, as well as the projected profitability of its affiliates for managing and providing other services to the Fund, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees to be paid to VIA and its affiliates, including the Subadviser, the Board considered any other benefits expected to be derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the projected profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.

In considering the expected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. The Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the expected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Fund’s assets grow. The Board noted that expense caps were expected to be implemented for the Fund. The Board noted that the management fee for the Fund included a breakpoint based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the projected size of the Fund. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Fund to compensate it for performing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other expected direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

Virtus KAR Capital Growth Fund

and Virtus KAR Mid-Cap Growth Fund,

each a series of Virtus Equity Trust

Supplement dated March 19, 2018 to the Summary Prospectuses

and the Virtus Equity Trust Statutory Prospectus,

dated March 6, 2018, each as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective March 29, 2018, the changes described below will be made to the respective fund’s prospectuses.

Virtus KAR Capital Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.31%	(c)
Total Annual Fund Operating Expenses	1.01%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.23%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.78%

(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.47% for Class A Shares, 2.22% for Class C Shares, 1.22% for Class I Shares, 0.78% for Class R6 Shares and 1.47% for Class T Shares through March 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$80	$299	$535	$1,215

Virtus KAR Mid-Cap Growth Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.40%	(c)
Total Annual Fund Operating Expenses	1.20%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.30%	)
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.90%

(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares, 0.90% for Class R6 Shares and 1.40% for Class T Shares through March 31, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table will be replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$92	$351	$631	$1,428

All Funds

In the first table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each of the funds will be replaced with the following.

	Class A Shares		Class C Shares		Class I Shares		Class R6 Shares	Class T Shares
Virtus KAR Capital Growth Fund	1.47%	(1)	2.22%	(1)	1.22%	(1)	0.78%	1.47%	(1)
Virtus KAR Mid-Cap Growth Fund	1.40%		2.15%		1.15%		0.90%	1.40%

(1)	Fund expenses currently below the capped level.

In the second table in the section “More Information About Fund Expenses” on page 133 of the statutory prospectus, the row corresponding to each of the funds will be replaced and a new footnote added as follows:

	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus KAR Capital Growth Fund	1.30%	2.08%	1.08%	1.01%	(1)(2)
Virtus KAR Mid-Cap Growth Fund	1.40%	2.15%	1.15%	1.11%	(1)(2)

(1)	Estimated based on then-existing share classes.
(2)	Reflects estimated expenses under prior expense limitation arrangements.

Investors should retain this supplement with the Prospectuses for future reference.

VET 8019/CapGr&MCGrNewR6ExpCaps (3/2018)

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874 Providence, RI 02940-8074

For more information about Virtus Mutual Funds,

please call your financial representative, contact us

at 1-800-243-1574 or Virtus.com.

8029	5-18

SEMIANNUAL REPORT VIRTUS EQUITY TRUST

March 31, 2018

Virtus Strategic Allocation Fund

Not FDIC Insured

No Bank Guarantee

May Lose Value

Virtus Strategic Allocation Fund

(“Strategic Allocation Fund”)

PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

The subadviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Strategic Allocation Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS

To My Fellow Shareholders of Virtus Mutual Funds:

I am pleased to present this semiannual report that reviews the performance of your fund for the six months ended March 31, 2018.

Economic growth and strong corporate earnings were driving forces in the U.S. during the period, capped off by the sweeping tax overhaul that was signed into law at year-end. The optimism carried over into the start of 2018. However, with growth heating up, inflation fears caused stock markets to plunge in early February, ushering in the return of volatility after being conspicuously absent throughout 2017. Concerns over a potential global trade war, sparked by tariff talk by the Trump administration, caused markets to remain unsettled. Meanwhile, persistent economic strength moved the Federal Reserve to hike its key interest rate in March from 1.50% to 1.75%, its highest level in nearly a decade.

For the six months ended March 31, 2018, U.S. large-cap stocks, as measured by the S&P 500® Index, returned 5.84%, outpacing small-cap stocks, which returned 3.25%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 8.96%, compared with the MSCI EAFE® Index (net), which returned 2.63%.

Demand for U.S. Treasuries remained strong, as foreign investors continued to favor their yield advantage and credit quality over many foreign government bonds. The yield on the 10-year Treasury was 2.74% at March 31, 2018, up from 2.33% at September 30, 2017. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, declined 1.08% for the six months. Non-investment grade bonds also lost ground but to a lesser extent, down 0.39%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, international, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.

On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 1-800-243-1574. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Mutual Funds

May 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

1

VIRTUS STRATEGIC ALLOCATION FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Strategic Allocation Fund (the “Fund”) you may incur two types of costs; (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses

The table below provides information about the Fund’s actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$1,000.00	$1,057.90	1.08%	$5.54
Class C	1,000.00	1,053.70	1.85	9.47

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows.

For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

2

VIRTUS STRATEGIC ALLOCATION FUND

DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)

FOR THE SIX-MONTH PERIOD OF OCTOBER 1, 2017 TO MARCH 31, 2018

Hypothetical Example for Comparison Purposes

The accompanying table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

	Beginning Account Value October 1, 2017	Ending Account Value March 31 2018	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$1,000.00	$1,019.55	1.08%	$5.44
Class C	1,000.00	1,015.71	1.85	9.30

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (182) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expense ratios would have been higher.

You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.

3

VIRTUS STRATEGIC ALLOCATION FUND

KEY INVESTMENT TERMS (Unaudited)

MARCH 31, 2018

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Exchange-Traded Funds (“ETF”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.

London Interbank Offered Rate (“LIBOR”)

A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

4

VIRTUS STRATEGIC ALLOCATION FUND

KEY INVESTMENT TERMS (Unaudited) (Continued)

MARCH 31, 2018

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

5

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

MARCH 31, 2018

($ reported in thousands)

Asset Allocations

The following table presents the asset allocations within certain sectors as a percentage of total investments as of March 31, 2018.
Common Stocks		61%
Information Technology	20%
Consumer Discretionary	12
Financials	8
All Other Sectors in Common Stocks	21
Corporate Bonds & Notes		20
Financials	6
Consumer Discretionary	2
Energy	2
All Other Sectors in Corporate Bonds and Notes	10
Mortgage-Backed Securities		7
Asset-Backed Securities		4
U.S. Government Securities		2
Leveraged Loans		2
Other (includes Short-Term investment)		4

Total		100%

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—2.3%
U.S. Treasury Bond 2.500%, 2/15/46	$7,525	$6,834
U.S. Treasury Note 1.125%, 2/28/19	2,110	2,091
1.625%, 2/15/26	2,065	1,904
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $10,729)		10,829
MUNICIPAL BONDS—1.0%
California—0.4%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	1,972

	PAR VALUE	VALUE
Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	$600	$597

New York—0.4%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	1,560	1,763

See Notes to Financial Statements

6

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Virginia—0.1%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	$640	$651
TOTAL MUNICIPAL BONDS (Identified Cost $5,037)		4,983
FOREIGN GOVERNMENT SECURITIES—0.9%
Argentine Republic 7.500%, 4/22/26	505	539
5.875%, 1/11/28	165	155
7.625%, 4/22/46	195	194
6.875%, 1/11/48	165	151
Dominican Republic 144A, 5.950%, 1/25/27(3)	565	591
Kingdom of Abu Dhabi 144A, 2.500%, 10/11/22(3)	505	486
Kingdom of Bahrain 144A, 7.000%, 10/12/28(3)	485	467
Republic of South Africa 4.665%, 1/17/24	435	437
4.300%, 10/12/28	445	416
Republic of Turkey 7.375%, 2/5/25	268	297
Sultanate of Oman 144A, 5.375%, 3/8/27(3)	240	234
144A, 5.625%, 1/17/28(3)	200	195
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $4,217)		4,162
MORTGAGE-BACKED SECURITIES—6.9%
Agency—1.9%
Federal Home Loan Mortgage Corp.
Pool #A46224, 5.000%, 7/1/35	144	156
Pool #G01980, 5.000%, 12/1/35	480	523
Pool #A62213, 6.000%, 6/1/37	224	254
Pool #G08628, 4.000%, 2/1/45	424	436
Pool #G08702, 3.500%, 4/1/46	648	650

	PAR VALUE	VALUE
Agency (continued)
Federal National Mortgage Association
Pool #776432, 4.000%, 7/1/19	$2	$2
Pool #254549, 6.000%, 12/1/32	37	41
Pool #735061, 6.000%, 11/1/34	292	328
Pool #880117, 5.500%, 4/1/36	4	4
Pool #938574, 5.500%, 9/1/36	155	170
Pool #310041, 6.500%, 5/1/37	229	259
Pool #909092, 6.000%, 9/1/37	14	15
Pool #972569, 5.000%, 3/1/38	172	186
Pool #909175, 5.500%, 4/1/38	149	165
Pool #929625, 5.500%, 6/1/38	178	196
Pool #909220, 6.000%, 8/1/38	77	87
Pool #931995, 5.000%, 9/1/39	196	212
Pool #931983, 5.500%, 9/1/39	1,110	1,213
Pool #AE2496, 4.500%, 9/1/40	413	440
Pool #AO8769, 3.500%, 8/1/42	617	623
Pool #AL3000, 3.500%, 12/1/42	635	640
Pool #MA2471, 3.500%, 12/1/45	139	140
Pool #MA2495, 3.500%, 1/1/46	708	710
Pool #AS6515, 4.000%, 1/1/46	361	371
Pool #AS8483, 3.000%, 12/1/46	841	820
Pool #AS9393, 4.000%, 4/1/47	635	652

		9,293

See Notes to Financial Statements

7

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—5.0%
American Homes 4 Rent Trust 2014-SFR2, C 144A, 4.705%, 10/17/36(3)	$615	$646
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	130	138
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	880	890
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 2003-AR3, M4, (5.850% minus 1 month LIBOR) 4.748%, 6/25/33(2)	381	378
AMSR Trust 2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 4.058%, 11/17/33(2)(3)	243	245
Angel Oak Mortgage Trust I LLC 2018-1, A1 144A, 3.258%, 4/27/48(2)(3)	390	390
Aventura Mall Trust 2013-AVM, C 144A, 3.743%, 12/5/32(2)(3)	580	585
Banc of America Funding Trust 2004-B, 2A1, 3.778%, 11/20/34(2)	148	150
2005-1, 1A1, 5.500%, 2/25/35	199	199
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	112	113
Bank of America (Merrill Lynch—Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 3.586%, 5/25/34(2)	377	376
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A, 3.218%, 4/14/33(3)	500	492
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	390	402

	PAR VALUE	VALUE
Non-Agency (continued)
2017-SPL5, B1 144A, 4.000%, 6/28/57(2)(3)	$100	$103
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	277	283
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	145	150
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	355	371
Caesars Palace Las Vegas Trust 2017-VICI, C 144A, 4.138%, 10/15/34(3)	270	275
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A, 2.996%, 9/25/64(2)(3)	928	921
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 3.927%, 12/17/33(2)(3)	485	485
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A, 3.074%, 5/27/47(2)(3)	104	104
2018-1, A1 144A, 2.930%, 2/25/48(2)(3)	326	326
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	131	122
Galton Funding Mortgage Trust 2017-1, A21 144A, 3.500%, 7/25/56(2)(3)	249	248
2018-1, A23 144A, 3.500%, 11/25/57(2)(3)	140	140
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	114	115
Hilton USA Trust 2016-SFP, B 144A, 3.323%, 11/5/35(3)	500	492
Jefferies Resecuritization Trust 2014-R1, 1A1 144A, 4.000%, 12/27/37(3)	27	27

See Notes to Financial Statements

8

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	$293	$297
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4 3.801%, 9/15/47	300	307
JPMorgan Chase Mortgage Trust 2004-A4, 2A1, 3.584%, 9/25/34(2)	320	325
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	349	349
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	370	369
2017-3, 2A2 144A, 2.500%, 8/25/47(2)(3)	238	231
2017-5, A1 144A, 3.184%, 10/26/48(2)(3)	698	694
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	239	237
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	172	163
MASTR Specialized Loan Trust 2005-3, A2 144A, 5.704%, 11/25/35(2)(3)	217	222
MetLife Securitization Trust 2017-1A, M1 144A, 3.640%, 4/25/55(2)(3)	100	101
Morgan Stanley—Bank of America (Merrill Lynch) Trust 2013-C13, AS, 4.266%, 11/15/46	275	284
2015-C22, AS, 3.561%, 4/15/48	835	820
Motel 6 Trust 2017-MTL6, A 144A, (1 month LIBOR + 0.920%) 2.697%, 8/15/34(2)(3)	622	624
New Residential Mortgage Loan Trust 2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	491	495

	PAR VALUE	VALUE
Non-Agency (continued)
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	$352	$355
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	174	175
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	427	442
2018-1A, A1A 144A, 4.000%, 12/25/57(2)(3)	252	258
NovaStar Mortgage Funding Trust Series 2004-4, M5, (1 month LIBOR + 1.725%) 3.597%, 3/25/35(2)	486	487
Oak Hill Advisors Residential Loan Trust 2017-NPL2, A1 144A, 3.000%, 7/25/57(2)(3)	376	373
One Market Plaza Trust 2017-1MKT, A 144A, 3.614%, 2/10/32(3)	360	363
Pretium Mortgage Credit Partners I LLC 2017-NPL5, A1 144A, 3.327%, 12/30/32(2)(3)	155	155
Progress Residential Trust 2018-SFR1, B 144A, 3.484%, 3/17/35(3)	760	759
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	357	366
RETL 2018-RVP, C144A, (1 month LIBOR + 2.050%) 3.827%, 3/15/33(2)(3)	470	473
Sequoia Mortgage Trust 2013-8, B1 3.533%, 6/25/43(2)	173	169
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	385	384
2016-1, A1B 144A, 2.750%, 2/25/55(2)(3)	98	98
2016-1, M1 144A, 3.500%, 2/25/55(2)(3)	160	160
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	480	483

See Notes to Financial Statements

9

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency (continued)
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	$1,245	$1,228
Vericrest Opportunity Loan Trust LVI LLC 2017-NPL3, A1 144A, 3.500%, 3/25/47(2)(3)	290	290
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A, 3.375%, 10/25/47(2)(3)	738	736
Verus Securitization Trust 2017-2A, A1 144A, 2.485%, 7/25/47(2)(3)	408	406
2018-1, A1 144A, 2.929%, 2/25/48(2)(3)	319	319
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	600	594

		23,757
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $32,829)		33,050
ASSET-BACKED SECURITIES—3.5%
Auto Floor Plan—0.2%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A, (1 month LIBOR + 1.750%) 3.622%, 9/27/21(2)(3)	780	783

Automobiles—2.0%
American Credit Acceptance Receivables Trust 2017-2, C 144A, 2.860%, 6/12/23(3)	445	442
AmeriCredit Automobile Receivables Trust 2014-1, D 2.540%, 6/8/20	705	705
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A, 2.990%, 6/20/22(3)	500	497

	PAR VALUE	VALUE
Automobiles (continued)
Capital Auto Receivables Asset Trust 2017-1, C 144A, 2.700%, 9/20/22(3)	$430	$424
CarMax Auto Owner Trust 2015-2, C 2.390%, 3/15/21	715	712
Centre Point Funding LLC 2012-2A, 1 144A, 2.610%, 8/20/21(3)	340	337
Drive Auto Receivables Trust 2015-DA, C 144A, 3.380%, 11/15/21(3)	421	423
2017-2, C, 2.750%, 9/15/23	525	522
DT Auto Owner Trust 2016-4A, C 144A, 2.740%, 10/17/22(3)	585	584
Exeter Automobile Receivables Trust 2015-2A, C 144A, 3.900%, 3/15/21(3)	615	620
2017-1A, B 144A, 3.000%, 12/15/21(3)	470	470
Flagship Credit Auto Trust 2017-3, C 144A, 2.910%, 9/15/23(3)	520	514
Foursight Capital Automobile Receivables Trust 2017-1, B 144A, 3.050%, 12/15/22(3)	420	413
GLS Auto Receivables Trust 2017-1A, B 144A, 2.980%, 12/15/21(3)	530	526
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A, 2.550%, 8/17/20(3)	470	469
OneMain Direct Auto Receivables Trust 2017-2A, C 144A, 2.820%, 7/15/24(3)	420	413
Prestige Auto Receivables Trust 2017-1A, C 144A, 2.810%, 1/17/23(3)	520	511
Tesla Auto Lease Trust 2018-A, A 144A, 2.320%, 12/20/19(3)	377	376

See Notes to Financial Statements

10

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Automobiles (continued)
Westlake Automobile Receivables Trust 2017-2A, C 144A, 2.590%, 12/15/22(3)	$525	$520

		9,478

Other—1.2%
AXIS Equipment Finance Receivables IV LLC 2018-1A, A2 144A, 3.240%, 12/20/23(3)	470	469
CCG Receivables Trust 2018-1, A2 144A, 2.500%, 6/16/25(3)	570	568
DB Master Finance LLC 2017-1A, A2I 144A, 3.629%, 11/20/47(3)	429	427
Dell Equipment Finance Trust 2017-2, A3 144A, 2.190%, 10/24/22(3)	395	391
Diamond Resorts Owner Trust 2017-1A, A 144A, 3.270%, 10/22/29(3)	340	333
Drug Royalty II LP 2 2014-1, A2 144A, 3.484%, 7/15/23(3)	240	239
Mariner Finance Issuance Trust 2017-AA, A 144A, 3.620%, 2/20/29(3)	450	452
MVW Owner Trust
2016-1A, A 144A, 2.250%, 12/20/33(3)	360	351
2017-1A, A 144A, 2.420%, 12/20/34(3)	483	471
OneMain Financial Issuance Trust 2018-1A, A 144A, 3.300%, 3/14/29(3)	470	471
Prosper Marketplace Issuance Trust 2017-2A, B 144A, 3.480%, 9/15/23(3)	440	439
SoFi Consumer Loan Program LLC 2016-3, A 144A, 3.050%, 12/26/25(3)	521	521
Taco Bell Funding LLC 2016-1A, A21 144A, 3.832%, 5/25/46(3)	464	467

	PAR VALUE	VALUE
Other (continued)
TGIF Funding LLC 2017-1A, A2 144A, 6.202%, 4/30/47(3)	$443	$445

		6,044

Student Loans—0.1%
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A, 2.770%, 8/25/42(3)	525	516
SoFi Professional Loan Program LLC 2015-A, A2 144A, 2.420%, 3/25/30(3)	147	146

		662
TOTAL ASSET-BACKED SECURITIES (Identified Cost $17,070)		16,967
CORPORATE BONDS AND NOTES—19.7%
Consumer Discretionary—2.0%
Altice France S.A. 144A, 7.375%, 5/1/26(3)	465	443
Beazer Homes USA, Inc. 6.750%, 3/15/25	350	347
Charter Communications Operating LLC 4.908%, 7/23/25	515	526
CSC Holdings LLC 144A, 5.375%, 2/1/28(3)	300	283
Discovery Communications LLC 3.950%, 3/20/28	490	470
Dollar General Corp. 4.125%, 5/1/28	548	553
Ford Motor Credit Co., LLC 5.750%, 2/1/21	535	566
Gateway Casinos & Entertainment Ltd. 144A, 8.250%, 3/1/24(3)	155	165
General Motors Financial Co., Inc.
4.200%, 3/1/21	275	280
3.450%, 4/10/22	100	99
Horton (D.R.), Inc. 4.750%, 2/15/23	550	577

See Notes to Financial Statements

11

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary (continued)
L Brands, Inc. 6.875%, 11/1/35	$187	$181
Lear Corp. 3.800%, 9/15/27	615	591
Lennar Corp.
144A, 5.250%, 6/1/26(3)	380	375
144A, 4.750%, 11/29/27(3)	340	326
Live Nation Entertainment, Inc. 144A, 5.625%, 3/15/26(3)	310	314
MDC Holdings, Inc. 5.500%, 1/15/24	390	396
Meredith Corp. 144A, 6.875%, 2/1/26(3)	125	128
PulteGroup, Inc. 6.375%, 5/15/33	320	335
QVC, Inc. 4.375%, 3/15/23	700	700
Scientific Games International, Inc. 6.625%, 5/15/21	295	302
Sirius XM Radio, Inc. 144A, 5.000%, 8/1/27(3)	365	343
TRI Pointe Group, Inc. 5.875%, 6/15/24	280	284
William Lyon Homes, Inc. 144A, 6.000%, 9/1/23(3)	395	394
Wyndham Worldwide Corp.
5.100%, 10/1/25	655	677
4.500%, 4/1/27	140	139

		9,794

Consumer Staples—0.7%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	435	432
Anheuser-Busch Inbev Worldwide, Inc. 4.000%, 4/13/28	270	273
CVS Health Corp.
2.875%, 6/1/26	760	700
4.300%, 3/25/28	409	412
Flowers Foods, Inc. 4.375%, 4/1/22	700	725
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	510	470

	PAR VALUE	VALUE
Consumer Staples (continued)
Safeway, Inc. 7.250%, 2/1/31	$335	$271
Tops Holding LLC 144A, 8.000%, 6/15/22(3)(10)	475	219

		3,502

Energy—1.9%
Andeavor Logistics LP 4.250%, 12/1/27	510	497
Bristow Group, Inc. 144A, 8.750%, 3/1/23(3)	65	66
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	280	293
Crestwood Midstream Partners LP 5.750%, 4/1/25	310	307
Enbridge Energy Partners LP
4.375%, 10/15/20	105	107
5.875%, 10/15/25	415	455
Energy Transfer Partners LP 4.200%, 4/15/27	220	212
EP Energy LLC 144A, 8.000%, 11/29/24(3)	175	176
Gazprom OAO 144A, 4.950%, 2/6/28(3)(5)	485	481
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	395	410
HollyFrontier Corp. 5.875%, 4/1/26	475	511
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	742
MPLX LP 4.875%, 12/1/24	915	959
NuStar Logistics LP 5.625%, 4/28/27	405	393
Parsley Energy LLC 144A, 5.625%, 10/15/27(3)	390	390
Petrobras Global Finance BV 7.375%, 1/17/27	575	623
Petroleos Mexicanos 6.500%, 3/13/27	490	523

See Notes to Financial Statements

12

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Energy (continued)
Range Resources Corp. 4.875%, 5/15/25	$340	$315
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	461
SM Energy Co. 5.625%, 6/1/25	100	95
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	455	493
Sunoco LP 144A, 5.500%, 2/15/26(3)	155	150
TransMontaigne Partners LP 6.125%, 2/15/26	165	165
Valero Energy Partners LP 4.500%, 3/15/28	450	452

		9,276

Financials—6.1%
AerCap Ireland Capital DAC 3.650%, 7/21/27	570	533
Allstate Corp. (The) Series B, 5.750%(6)(7)	530	555
Apollo Management Holdings LP 144A, 4.000%, 5/30/24(3)	690	693
Ares Capital Corp.
3.500%, 2/10/23	215	209
4.250%, 3/1/25	395	384
Ares Finance Co., LLC 144A, 4.000%, 10/8/24(3)	595	578
Athene Holding Ltd. 4.125%, 1/12/28	470	451
Aviation Capital Group LLC 144A, 3.500%, 11/1/27(3)	515	483
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A, 5.125%, 1/18/33(3)	340	326
Banco de Credito e Inversiones 144A, 3.500%, 10/12/27(3)	645	603
Banco Santander Chile 144A, 3.875%, 9/20/22(3)	430	433

	PAR VALUE	VALUE
Financials (continued)
Bank of America Corp.
144A, 3.004%, 12/20/23(3)	$712	$698
4.200%, 8/26/24	1,065	1,080
Bank of Montreal 3.803%, 12/15/32	803	761
BrightSphere Investment Group plc 4.800%, 7/27/26	585	587
Brookfield Finance LLC 4.000%, 4/1/24	671	676
Capital One Financial Corp.
4.200%, 10/29/25	630	624
3.750%, 7/28/26	580	552
Citigroup, Inc. 4.050%, 7/30/22	700	711
Compass Bank 3.875%, 4/10/25	705	689
Development Bank of Kazakhstan JSC 144A, 4.125%, 12/10/22(3)	640	638
Discover Financial Services 3.950%, 11/6/24	665	658
FS Investment Corp.
4.250%, 1/15/20	615	621
4.750%, 5/15/22	115	116
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	1,020	1,103
ICAHN Enterprises LP 6.375%, 12/15/25	335	337
Jefferies Group LLC
5.125%, 1/20/23	305	323
4.850%, 1/15/27	300	307
JPMorgan Chase & Co. 3.300%, 4/1/26	1,025	991
Kazakhstan Temir Zholy Finance BV 144A, 6.950%, 7/10/42(3)	480	537
Leucadia National Corp. 5.500%, 10/18/23	535	550
Liberty Mutual Group, Inc. 144A, 4.250%, 6/15/23(3)	690	704
Lincoln National Corp. 4.200%, 3/15/22	695	716
Macquarie Group Ltd. 144A, 6.250%, 1/14/21(3)	570	612

See Notes to Financial Statements

13

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Financials (continued)
Manulife Financial Corp. 4.150%, 3/4/26	$570	$578
Mizuho Financial Group, Inc. 3.549%, 3/5/23	200	199
Morgan Stanley 3.125%, 7/27/26	730	690
6.375%, 7/24/42	710	917
Navient Corp. 7.250%, 9/25/23	100	104
6.750%, 6/25/25	275	279
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A, 4.630%, 9/26/22(3)(5)	375	390
Prudential Financial, Inc. 5.625%(6)(7)	680	712
S&P Global, Inc. 4.000%, 6/15/25	480	490
Santander Holdings USA, Inc. 3.700%, 3/28/22	445	446
4.400%, 7/13/27	205	204
Societe Generale S.A. 144A, 4.750%, 11/24/25(3)	535	541
Springleaf Finance Corp. 6.875%, 3/15/25	185	186
Teachers Insurance & Annuity Association of America 144A, 4.375%, 9/15/54(3)	595	579
Trinity Acquisition plc 3.500%, 9/15/21	50	50
4.400%, 3/15/26	230	233
Turkiye Vakiflar Bankasi TAO 144A, 5.625%, 5/30/22(3)	445	437
UBS AG 7.625%, 8/17/22	500	561
Wells Fargo & Co. 3.069%, 1/24/23	240	236
(3 month LIBOR + 1.230%) 3.002%, 10/31/23(2)	40	41
3.550%, 9/29/25	375	368
Series S, 5.900%, 8/15/27	715	736

		28,816

	PAR VALUE	VALUE
Health Care—1.7%
Abbott Laboratories 3.400%, 11/30/23	$125	$124
3.750%, 11/30/26	730	726
AbbVie, Inc. 3.600%, 5/14/25	235	231
3.200%, 5/14/26	355	338
Allergan Sales LLC 144A, 4.875%, 2/15/21(3)	226	234
AmerisourceBergen Corp. 3.450%, 12/15/27	340	323
Anthem, Inc. 3.650%, 12/1/27	134	129
4.101%, 3/1/28	480	481
Becton Dickinson & Co.
(3 month LIBOR + 0.875%) 2.944%, 12/29/20(2)	125	125
3.363%, 6/6/24	113	109
3.700%, 6/6/27	645	622
Cardinal Health, Inc. 3.200%, 3/15/23	300	295
3.079%, 6/15/24	25	24
3.410%, 6/15/27	195	184
Community Health Systems, Inc. 6.250%, 3/31/23	225	207
Envision Healthcare Corp. 144A, 6.250%, 12/1/24(3)	85	88
Fresenius U.S. Finance II, Inc. 144A, 4.500%, 1/15/23(3)	120	123
HCA, Inc. 5.375%, 2/1/25	265	266
Mylan NV 3.150%, 6/15/21	160	158
3.950%, 6/15/26	400	388
Owens & Minor, Inc. 3.875%, 9/15/21	110	109
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	230	222
Surgery Center Holdings, Inc. 144A, 8.875%, 4/15/21(3)	295	308
Tenet Healthcare Corp. 4.500%, 4/1/21	200	198
144A, 4.625%, 7/15/24(3)	180	173

See Notes to Financial Statements

14

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Health Care (continued)
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	$215	$173
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(3)	60	60
144A, 6.500%, 3/15/22(3)	25	26
144A, 5.500%, 3/1/23(3)	155	135
144A, 7.000%, 3/15/24(3)	45	47
Zimmer Biomet Holdings, Inc.
(3 month LIBOR + 0.750%) 2.928%, 3/19/21(2)	565	566
3.550%, 4/1/25	725	703

		7,895

Industrials—0.9%
Ashtead Capital, Inc. 144A, 4.375%, 8/15/27(3)	350	332
Bombardier, Inc. 144A, 6.125%, 1/15/23(3)	265	264
CNH Industrial N.V. 4.500%, 8/15/23	426	434
3.850%, 11/15/27	225	218
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	168	170
Masco Corp. 5.950%, 3/15/22	291	315
4.450%, 4/1/25	220	225
Owens Corning 3.400%, 8/15/26	590	568
Penske Truck Leasing Co., LP 144A, 3.375%, 2/1/22(3)	225	224
Pitney Bowes, Inc. 4.125%, 5/15/22	499	472
Standard Industries, Inc. 144A, 6.000%, 10/15/25(3)	365	374
TransDigm, Inc. 6.000%, 7/15/22	275	280
6.500%, 5/15/25	140	141
USA Compression Partners LP 144A, 6.875%, 4/1/26(3)	260	264

		4,281

	PAR VALUE	VALUE
Information Technology—1.2%
Apple, Inc. 3.000%, 11/13/27	$340	$325
Arrow Electronics, Inc. 3.875%, 1/12/28	525	508
Broadcom Corp. 3.000%, 1/15/22	195	191
3.625%, 1/15/24	370	364
Citrix Systems, Inc. 4.500%, 12/1/27	455	450
Dell International LLC 144A, 6.020%, 6/15/26(3)	100	108
144A, 8.100%, 7/15/36(3)	210	255
Flex Ltd. 4.750%, 6/15/25	695	725
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	390	405
Jabil, Inc. 3.950%, 1/12/28	395	382
VeriSign, Inc. 4.750%, 7/15/27	395	378
Verisk Analytics, Inc. 4.000%, 6/15/25	685	689
VMware, Inc. 2.950%, 8/21/22	223	214
3.900%, 8/21/27	240	227
Western Digital Corp. 4.750%, 2/15/26	410	409

		5,630

Materials—1.5%
Anglo American Capital plc 144A, 4.000%, 9/11/27(3)	540	517
BHP Billiton Finance USA Ltd. 144A, 6.750%(3)(6)(7)	450	505
CRH America Finance, Inc. 144A, 3.400%, 5/9/27(3)	440	421
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 3/15/23(3)	245	243
Glencore Funding LLC 144A, 4.000%, 3/27/27(3)	520	502
GTL Trade Finance, Inc. 144A, 5.893%, 4/29/24(3)	305	325
INEOS Group Holdings S.A. 144A, 5.625%, 8/1/24(3)	495	501

See Notes to Financial Statements

15

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Materials (continued)
Inversiones CMPC S.A. 144A, 4.375%, 5/15/23(3)	$850	$867
NewMarket Corp. 4.100%, 12/15/22	759	778
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)	185	177
144A, 5.000%, 5/1/25(3)	250	240
OCP SA 144A, 5.625%, 4/25/24(3)	485	512
Rusal Capital DAC 144A, 5.125%, 2/2/22(3)	455	448
Teck Resources Ltd. 144A, 8.500%, 6/1/24(3)	105	117
United States Steel Corp. 6.250%, 3/15/26	375	374
Vulcan Materials Co. 3.900%, 4/1/27	520	511

		7,038

Real Estate—1.8%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	345	337
American Tower Corp. 3.000%, 6/15/23	231	223
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	161
Corporate Office Properties LP 3.600%, 5/15/23	715	700
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	603
EPR Properties 4.750%, 12/15/26	720	720
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	440	433
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	540	521
Hospitality Properties Trust 4.950%, 2/15/27	640	651
Kilroy Realty LP 4.375%, 10/1/25	640	648
LifeStorage LP 3.500%, 7/1/26	540	516

	PAR VALUE	VALUE
Real Estate (continued)
3.875%, 12/15/27	$200	$192
MPT Operating Partnership LP 6.375%, 3/1/24	55	58
5.500%, 5/1/24	275	281
5.000%, 10/15/27	200	196
National Retail Properties, Inc. 4.000%, 11/15/25	200	199
Physicians Realty LP 3.950%, 1/15/28	535	512
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	467
Select Income REIT 4.500%, 2/1/25	690	682
Welltower, Inc. 4.000%, 6/1/25	730	729

		8,829

Telecommunication Services—0.9%
AT&T, Inc. 3.900%, 8/14/27	230	231
144A, 4.100%, 2/15/28(3)	1,462	1,451
Consolidated Communications, Inc. 6.500%, 10/1/22	267	239
Frontier Communications Corp. 7.125%, 1/15/23	370	250
144A, 8.500%, 4/1/26(3)	175	170
Level 3 Financing, Inc. 5.375%, 1/15/24	330	322
Qwest Corp. 7.250%, 9/15/25	360	388
Telefonica Emisiones SAU 4.570%, 4/27/23	510	536
Telenet Finance Luxembourg Notes S.a.r.l. 144A, 5.500%, 3/1/28(3)	400	382
Verizon Communications, Inc. 4.125%, 3/16/27	525	531

		4,500

See Notes to Financial Statements

16

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—1.0%
American Electric Power Co., Inc. 3.200%, 11/13/27	$465	$443
Duke Energy Corp. 2.650%, 9/1/26	605	552
Eskom Holdings SOC Ltd. 144A, 7.125%, 2/11/25(3)	440	449
Exelon Corp. 3.497%, 6/1/22	725	718
FirstEnergy Transmission LLC 144A, 4.350%, 1/15/25(3)	735	756
PNM Resources, Inc. 3.250%, 3/9/21	420	419
Southern Power Co. 4.150%, 12/1/25	590	606
State Grid Overseas Investment 2014 Ltd. 144A, 4.125%, 5/7/24(3)	610	621
TerraForm Power Operating LLC 144A, 5.000%, 1/31/28(3)	290	275

		4,839
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $95,330)		94,400
LEVERAGED LOANS(2)—1.8%
Chemicals—0.0%
Tronox Blocked Borrower LLC First Lien, (3 month LIBOR + 3.000%) 5.302%, 9/23/24	20	20
Tronox Finance LLC First Lien, (3 month LIBOR + 3.000%) 5.302%, 9/23/24	45	45

		65

Consumer Durables—0.0%
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.880%, 9/29/24	144	146

	PAR VALUE	VALUE
Consumer Non-Durables—0.0%
HLF Financing S.a r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.377%, 2/15/23	$88	$89

Energy—0.1%
Ultra Resources, Inc., (1 month LIBOR + 3.000%) 4.765%, 4/12/24	290	287

Financial—0.0%
Genworth Holdings, Inc., (1 month LIBOR + 4.500%) 6.202%, 3/7/23	15	15

Food / Tobacco—0.1%
Aramark Intermediate HoldCo Corp. Tranche B-1, (1 month LIBOR + 2.000%) 3.877%, 3/11/25	170	171
CHG PPC Parent LLC First Lien, (3 month LIBOR + 2.750%) 0.000%, 3/23/25(8)	25	25
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.678%, 10/30/22	272	271

		467

Food and Drug—0.1%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.627%, 8/25/21	322	318

Gaming / Leisure—0.2%
Gateway Casinos & Entertainment Ltd., (1 month LIBOR + 3.000%) 4.750%, 3/13/25	85	86
GVC Holdings PLC, (3 month LIBOR + 2.500%) 0.000%, 3/15/24(8)	245	245

See Notes to Financial Statements

17

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Gaming / Leisure (continued)
Playa Resorts Holding B.V., (3 month LIBOR + 3.250%) 5.000%, 4/29/24	$219	$220
Scientific Games International, Inc. Tranche B-5, (2 month LIBOR + 2.750%) 4.686%, 8/14/24	5	5
Seminole Tribe of Florida Tranche B, (1 month LIBOR + 2.000%) 3.877%, 7/8/24	284	284
UFC Holdings, LLC First Lien, (1 month LIBOR + 3.250%) 5.130%, 8/18/23	238	239
Wyndham Hotels & Resorts, Inc. Tranche B, (3 month LIBOR + 1.750%) 0.000%, 3/29/25(8)	75	75

		1,154

Healthcare—0.2%
CHG Healthcare Services, Inc. 2017, First Lien, (3 month LIBOR + 3.000%) 4.772%, 6/7/23	278	280
Concentra, Inc. Tranche B-1, First Lien, (3 month LIBOR + 2.750%) 4.530%, 6/1/22	25	25
Endo Luxembourg Finance Co. S.a.r.l., (1 month LIBOR + 4.250%) 6.188%, 4/29/24	129	128
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.880%, 12/1/23	28	28
Parexel International Corp., (1 month LIBOR + 2.750%) 4.627%, 9/27/24	55	55
Quorum Health Corp., (1 month LIBOR + 6.750%) 8.627%, 4/29/22	214	218

		734

	PAR VALUE	VALUE
Housing—0.1%
Beacon Roofing Supply, Inc., (1 month LIBOR + 2.250%) 3.936%, 1/2/25	$295	$296
Capital Automotive LP Tranche B-2, First Lien, (1 month LIBOR + 2.500%) 4.380%, 3/25/24	386	388

		684

Information Technology—0.2%
Rackspace Hosting, Inc. Tranche B, First Lien, (3 month LIBOR + 3.000%) 4.787%, 11/3/23	393	391
SS&C Technologies Holdings, Inc.
Tranche B-3, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(8)	287	289
Tranche B-4, (3 month LIBOR + 2.500%) 0.000%, 2/28/25(8)	103	103

		783

Manufacturing—0.2%
Accudyne Industries Borrower S.C.A., (1 month LIBOR + 3.250%) 5.127%, 8/18/24	199	200
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 6.358%, 8/17/22	395	270
U.S. Farathane LLC Tranche B-4, (3 month LIBOR + 3.500%) 5.802%, 12/23/21	303	304
Zodiac Pool Solutions LLC
Tranche B-1, First Lien, (3 month LIBOR + 4.000%) 6.302%, 12/20/23	252	252
Tranche B, (3 month LIBOR + 2.250%) 0.000%, 3/7/25(8)	95	95

		1,121

See Notes to Financial Statements

18

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	PAR VALUE	VALUE
Media / Telecom - Broadcasting—0.0%
Sinclair Television Group, Inc. Tranche B, (3 month LIBOR + 2.500%) 0.000%, 12/12/24(8)	220	221

Media / Telecom - Cable/Wireless Video—0.0%
Telenet Financing USD LLC, (3 month LIBOR + 2.500%) 0.000%, 3/1/26(8)	10	10

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc., (1 month LIBOR + 2.500%) 4.377%, 2/28/25	195	195
Meredith Corp., (1 month LIBOR + 3.000%) 4.877%, 1/31/25	215	216

		411

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B, (1 month LIBOR + 2.750%) 4.627%, 1/31/25	$264	$260
Level 3 Financing, Inc. 2024, Tranche B, (1 month LIBOR + 2.250%) 4.111%, 2/22/24	350	350

		610

Media / Telecom - Wireless Communications—0.0%
Digicel International Finance Ltd. Tranche B, First Lien, (3 month LIBOR + 3.250%) 5.020%, 5/27/24	25	25

Service—0.2%
ASGN, Inc. Tranche B-2, (3 month LIBOR + 2.000%) 0.000%, 4/2/25(8)	80	80
Delek US Holdings, Inc., (3 month LIBOR + 2.500%) 0.000%, 3/14/25(8)	75	75
Red Ventures, LLC First Lien, (1 month LIBOR + 4.000%) 5.877%, 11/8/24	169	171

	PAR VALUE		VALUE
Service (continued)
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.734%, 2/28/22	$355		$356
TKC Holdings, Inc. First Lien, (3 month LIBOR + 4.250%) 6.030%, 2/1/23	203		205

			887

Transportation - Automotive—0.1%
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 5.210%, 11/6/24	225		226

Utility—0.1%
NRG Energy, Inc., (3 month LIBOR + 1.750%) 4.052%, 6/30/23	263		263
Vistra Operations Co. LLC
(1 month LIBOR + 2.500%) 4.377%, 8/4/23	168		169
Tranche C, (1 month LIBOR + 2.500%) 4.377%, 8/4/23	29		30

			462
TOTAL LEVERAGED LOANS (Identified Cost $8,781)			8,715

	SHARES
PREFERRED STOCKS—1.2%
Financials—0.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	525	(9)	538
Citigroup, Inc. Series T, 6.250%	303	(9)	320
Huntington Bancshares, Inc. Series E 5.700%(9)	480	(9)	482
JPMorgan Chase & Co. Series Z, 5.300%(11)	640	(9)	657
KeyCorp Series D, 5.000%(11)	490	(9)	483
M&T Bank Corp. Series F, 5.125%(11)	570	(9)	569

See Notes to Financial Statements

19

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES		VALUE
Financials (continued)
MetLife, Inc. Series D 5.875%	202	(9)	$205
PNC Financial Services Group, Inc. (The) Series R, 4.850%	570	(9)	571
Series S, 5.000%	570	(9)	567

			4,392

Industrials—0.3%
General Electric Co. Series D, 5.000%	1,488	(9)	1,473
TOTAL PREFERRED STOCKS (Identified Cost $5,724)			5,865
COMMON STOCKS—60.7%
Consumer Discretionary—12.5%
Amazon.com, Inc.(1)	9,340		13,518
Booking Holdings, Inc.(1)	1,650		3,433
Ctrip.com International Ltd. ADR(1)	115,007		5,362
Home Depot, Inc. (The)	24,950		4,447
Las Vegas Sands Corp.	91,880		6,606
McDonald’s Corp.	18,760		2,934
Netflix, Inc.(1)	29,700		8,772
NIKE, Inc. Class B	63,990		4,251
Ross Stores, Inc.	50,960		3,974
Sony Corp. Sponsored ADR	48,721		2,355
Starbucks Corp.	71,670		4,149

			59,801

Consumer Staples—3.3%
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	20,866		1,908
Marine Harvest ASA Sponsored ADR	94,341		1,897
Monster Beverage Corp.(1)	128,320		7,341
Philip Morris International, Inc.	46,110		4,583

			15,729

Energy—2.8%
Cabot Oil & Gas Corp.	137,290		3,292
Core Laboratories N.V.	21,280		2,303
Pioneer Natural Resources Co.	19,100		3,281

	SHARES	VALUE
Energy (continued)
Statoil ASA Sponsored ADR	111,114	$2,628
TechnipFMC plc	72,896	2,147

		13,651

Financials—7.6%
Bank of America Corp.	249,150	7,472
BOC Hong Kong Holdings Ltd. Sponsored ADR	20,261	1,955
CaixaBank S.A. ADR	1,316,560	2,093
Charles Schwab Corp. (The)	63,440	3,313
China Construction Bank Corp. ADR	117,033	2,446
Credit Agricole S.A. ADR	253,589	2,064
DBS Group Holdings Ltd. Sponsored ADR	35,991	3,060
ING Groep N.V. Sponsored ADR	124,395	2,106
MarketAxess Holdings, Inc.	14,210	3,090
Nomura Holdings, Inc. Sponsored ADR	362,540	2,121
ORIX Corp. Sponsored ADR	27,157	2,440
SEI Investments Co.	30,240	2,265
UBS Group AG Registered Shares(1)	124,786	2,204

		36,629

Health Care—4.8%
Allergan plc	14,074	2,369
BioMarin Pharmaceutical, Inc.(1)	19,235	1,559
Bluebird Bio, Inc.(1)	11,105	1,896
Danaher Corp.	34,340	3,362
HealthEquity, Inc.(1)	60,580	3,668
ICON plc(1)	12,349	1,459
Illumina, Inc.(1)	15,800	3,735
Zoetis, Inc.	61,530	5,138

		23,186

Industrials—6.0%
Airbus SE ADR	82,352	2,375
Ashtead Group plc ADR	22,958	2,538
Caterpillar, Inc.	28,300	4,171
CoStar Group, Inc.(1)	10,010	3,630
easyJet plc Sponsored ADR	107,069	2,404
Golden Ocean Group Ltd.	202,902	1,613
Kansas City Southern	29,430	3,233
Nidec Corp. Sponsored ADR	66,419	2,560

See Notes to Financial Statements

20

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

	SHARES	VALUE
Industrials (continued)
Rockwell Automation, Inc.	10,970	$1,911
Roper Technologies, Inc.	16,040	4,502

		28,937

Information Technology—19.8%
Accenture plc Class A	23,230	3,566
Activision Blizzard, Inc.	57,070	3,850
Alibaba Group Holding Ltd. Sponsored ADR(1)	74,420	13,659
Alphabet, Inc. Class A(1)	2,340	2,427
Amphenol Corp. Class A	71,930	6,195
Arista Networks, Inc.(1)	8,020	2,048
Broadcom Ltd.	8,191	1,930
Check Point Software Technologies Ltd.(1)	17,615	1,750
Facebook, Inc. Class A(1)	71,040	11,351
Gartner, Inc.(1)	18,440	2,169
Hitachi Ltd. ADR	33,754	2,467
MercadoLibre, Inc.	6,810	2,427
NVIDIA Corp.	37,100	8,592
Paycom Software, Inc.(1)	45,590	4,896
SAP SE Sponsored ADR	15,716	1,653
Tencent Holdings Ltd. ADR	111,640	5,949
Visa, Inc. Class A	72,290	8,647
Workday, Inc. Class A(1)	41,690	5,299
Yandex N.V. Class A(1)	153,580	6,059

		94,934

Materials—2.8%
Anhui Conch Cement Co., Ltd. ADR	106,537	2,929
Ecolab, Inc.	32,430	4,445
Glencore plc ADR(1)	230,299	2,294
HeidelbergCement AG ADR	98,822	1,941
Toray Industries, Inc. ADR	106,409	2,024

		13,633

Real Estate—0.4%
LendLease Group Sponsored ADR	136,042	1,832

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	96,845	1,565

	SHARES	VALUE
Utilities—0.4%
Veolia Environnement S.A. ADR	69,908	$1,660
TOTAL COMMON STOCKS (Identified Cost $217,711)		291,557
AFFILIATED MUTUAL FUND(12)—0.6%
Virtus Newfleet Credit Opportunities Fund Class R6	287,054	2,770
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $2,869)		2,770
TOTAL LONG-TERM INVESTMENTS—98.6%
(Identified Cost $400,297)		473,298	(13)
SHORT-TERM INVESTMENT—1.6%
Money Market Mutual Fund(12)—1.6%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.540%)	7,871,498	7,871
TOTAL SHORT-TERM INVESTMENT (Identified Cost $7,871)		7,871
TOTAL INVESTMENTS—100.2% (Identified Cost $408,168)		481,169
Other assets and liabilities, net—(0.2)%		(1,176)

NET ASSETS—100.0%		$479,993

Abbreviations:

ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

See Notes to Financial Statements

21

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of March 31, 2018. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A, of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities amounted to a value of $60,492 or 12.6% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	This loan will settle after March 31, 2018, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Interest may be forfeited.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.

Country Weightings †
United States	74%
China	6
Japan	3
France	2
United Kingdom	2
Russia	1
Norway	1
Other	11
Total	100%

†	% of total investments as of March 31, 2018.

For information regarding the abbreviations, see Key Investment Terms starting on page 4

See Notes to Financial Statements

22

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

MARCH 31, 2018

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2018 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at March 31, 2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$16,967	$—	$16,967
Corporate Bonds and Notes	94,400	—	94,400
Foreign Government Securities	4,162	—	4,162
Leveraged Loans	8,715	—	8,715
Mortgage-Backed Securities	33,050	—	33,050
Municipal Bonds	4,983	—	4,983
U.S. Government Securities	10,829	—	10,829
Equity Securities:
Affiliated Mutual Fund	2,770	2,770	—
Common Stocks	291,557	291,557	—
Preferred Stocks	5,865	—	5,865
Short-Term Investment	7,871	7,871	—

Total Investments	$481,169	$302,198	$178,971

There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2018.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at March 31, 2018.

See Notes to Financial Statements

23

VIRTUS STRATEGIC ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

MARCH 31, 2018

(Reported in thousands except shares and per share amounts)

Assets
Investment in unaffiliated securities at value(1)	$478,399
Investment in affiliated fund at value(2)	2,770
Cash	128
Receivables
Investment securities sold	1,313
Fund shares sold	66
Dividends and interest receivable	1,689
Tax reclaims	27
Prepaid expenses	31
Prepaid trustee retainer	6
Other assets	24

Total assets	484,453

Liabilities
Payables
Fund shares repurchased	73
Investment securities purchased	3,743
Investment advisory fees	227
Distribution and service fees	123
Administration fees	48
Transfer agent and sub-transfer agent fees and expenses	163
Trustees’ fees and expenses	—	(3)
Professional fees	15
Trustee deferred compensation plan	24
Other accrued expenses	44

Total liabilities	4,460

Net Assets	$479,993

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$393,934
Accumulated undistributed net investment income (loss)	(1,026)
Accumulated undistributed net realized gain (loss) from investments	14,084
Net unrealized appreciation (depreciation) on investments	73,001

Net Assets	$479,993

Net Assets:
Class A	$450,932
Class C	$29,061
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	30,218,897
Class C	1,966,678
Net Asset Value and Redemption Price Per Share:
Class A	$14.92
Class C	$14.78
Offering Price Per Share NAV/(1-5.75%):
Class A	$15.83

(1) Investment in unaffiliated securities at cost	$405,299

(2) Investment in affiliated fund at cost	2,869

(3) Amount is less than $500.

See Notes to Financial Statements

24

VIRTUS STRATEGIC ALLOCATION FUND

STATEMENT OF OPERATIONS (Unaudited)

SIX MONTHS ENDED MARCH 31, 2018

($ reported in thousands)

Investment Income
Dividends	$1,404
Dividends from affiliated fund	83
Interest	3,420
Foreign taxes withheld	(36)

Total investment income	4,871

Expenses
Investment advisory fees	1,335
Distribution and service fees, Class A	570
Distribution and service fees, Class C	148
Administration fees	231
Transfer agent fees and expenses	228
Sub-transfer agent fees and expenses, Class A	74
Sub-transfer agent fees and expenses, Class C	9
Sub-administration fees	35
Registration fees	24
Printing fees and expenses	28
Custodian fees	23
Professional fees	19
Trustees’ fees and expenses	20
Miscellaneous expenses	16

Total expenses	2,760
Less expenses reimbursed and/or waived by investment adviser	(8)
Low balance account fees	(11)

Net expenses	2,741

Net investment income (loss)	2,130

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	15,064
Net change in unrealized appreciation (depreciation) from:
Unaffiliated investments	10,143
Affiliated investments	(40)
Foreign currency transactions	— (1)

Net realized and unrealized gain (loss) on Investments	25,167

Net increase (decrease) in net assets resulting from operations	$27,297

(1)	Amount less than $500.

See Notes to Financial Statements

25

VIRTUS STRATEGIC ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Six Months Ended March 31, 2018 (Unaudited)	Fiscal Period Ended September 30, 2017(1)	Year Ended March 31, 2017
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income (loss)	$2,130	$3,056	$7,222
Net realized gain (loss)	15,064	5,108	34,480
Net change in unrealized appreciation (depreciation)	10,103	33,961	(9,141)

Increase (decrease) in net assets resulting from operations	27,297	42,125	32,561

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(2,841)	(3,099)	(6,925)
Class B	—	—	(3)
Class C	(73)	(88)	(322)
Net Realized Gains:
Class A	(3,103)	(10)	(33,970)
Class B	—	—	(27)
Class C	(203)	(1)	(2,686)

Dividends and distributions to shareholders	(6,220)	(3,198)	(43,933)

Change in Net Assets from Capital Transactions
Sale of shares
Class A (155, 382 and 485 shares, respectively)	2,300	5,244	6,467
Class B (0, 0 and —(2) shares, respectively)	—	—	— (3)
Class C (34, 17 and 66 shares, respectively)	505	232	874

Reinvestment of distributions
Class A (375, 204 and 3,012 shares, respectively)	5,507	2,852	38,224
Class B (0, 0 and 2 shares, respectively)	—	—	30
Class C (19, 6 and 212 shares, respectively)	269	86	2,658

Conversion of shares(4)
To Class A (0, 0 and 21 shares, respectively)	—	—	279
From Class B (0, 0 and 21 shares, respectively)	—	—	(279)

Shares repurchased
Class A (1,831, 2,079 and 4,545 shares, respectively)	(27,190)	(28,665)	(61,067)
Class B (0, 0 and 21 shares, respectively)	—	—	(284)
Class C (187, 401 and 694 shares, respectively)	(2,724)	(5,452)	(9,236)

Increase (decrease) in net assets from share transactions	(21,333)	(25,703)	(22,334)

Net increase (decrease) in net assets	(256)	13,224	(33,706)

Net Assets
Beginning of period	480,249	467,025	500,731

End of period	$479,993	$480,249	$467,025

Accumulated undistributed net investment income (loss) at end of period	$(1,026)	$(242)	$(129)

(1)	Fund changed its fiscal year end to September 30 during the period.
(2)	Amount is less than 500 shares.
(3)	Amount is less than $500.
(4)	See Note 1 in Notes to Financial Statements for more information.

See Notes to Financial Statements

26

VIRTUS STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
Class A
10/1/17 to 3/31/18(10)	$14.29	0.07	0.75	0.82	(0.09)	(0.10)	(0.19)
4/1/17 to 9/30/17(7)	13.17	0.09	1.13	1.22	(0.10)	— (4)	(0.10)
4/1/16 to 3/31/17	13.55	0.21	0.69	0.90	(0.21)	(1.07)	(1.28)
4/1/15 to 3/31/16	15.18	0.29	(1.22)	(0.93)	(0.25)	(0.45)	(0.70)
4/1/14 to 3/31/15	15.54	0.29	0.33	0.62	(0.30)	(0.68)	(0.98)
4/1/13 to 3/31/14	15.35	0.30	1.65	1.95	(0.29)	(1.47)	(1.76)
4/1/12 to 3/31/13	14.58	0.20	0.78	0.98	(0.21)	—	(0.21)

Class C
10/1/17 to 3/31/18(10)	$14.16	0.01	0.75	0.76	(0.04)	(0.10)	(0.14)
4/1/17 to 9/30/17(7)	13.04	0.04	1.12	1.16	(0.04)	— (4)	(0.04)
4/1/16 to 3/31/17	13.44	0.11	0.68	0.79	(0.12)	(1.07)	(1.19)
4/1/15 to 3/31/16	15.06	0.18	(1.21)	(1.03)	(0.14)	(0.45)	(0.59)
4/1/14 to 3/31/15	15.43	0.17	0.33	0.50	(0.19)	(0.68)	(0.87)
4/1/13 to 3/31/14	15.26	0.18	1.63	1.81	(0.17)	(1.47)	(1.64)
4/1/12 to 3/31/13	14.50	0.09	0.77	0.86	(0.10)	—	(0.10)

See Notes to Financial Statements

27

VIRTUS STRATEGIC ALLOCATION FUND

FINANCIAL HIGHLIGHTS (Continued)

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Payments from Affiliates		Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(9)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)(8)		Ratio of Gross Expenses to Average Net Assets(3)(8)	Ratio of Net Investment Income (Loss) to Average Net Assets(8)		Portfolio Turnover Rate(9)

—		0.63	$14.92	5.79%	$450,932	1.08%		1.09%	0.92%		22%
—		1.12	14.29	9.26	450,516	1.15		1.16	1.33		24
—		(0.38)	13.17	7.13 (6)	434,712	1.16	(5)(6)	1.16	1.46	(6)	100
—	(4)	(1.63)	13.55	(6.37)	461,276	1.12		1.13	2.05		75
—		(0.36)	15.18	4.08	541,818	1.10		1.10	1.89		62
—		0.19	15.54	13.79	570,784	1.10		1.10	1.97		57
—		0.77	15.35	6.77	559,955	1.10		1.10	1.39		121

—		0.62	$14.78	5.37%	$29,061	1.85%		1.85%	0.16%		22%
—		1.12	14.16	8.91	29,733	1.92		1.92	0.58		24
—		(0.40)	13.04	6.33 (6)	32,313	1.91	(5)(6)	1.91	0.71	(6)	100
—	(4)	(1.62)	13.44	(7.06)	38,913	1.87		1.88	1.31		75
—		(0.37)	15.06	3.29	47,131	1.85		1.85	1.12		62
—		0.17	15.43	12.89	41,713	1.85		1.85	1.22		57
—		0.76	15.26	5.95	40,937	1.85		1.85	0.64		121

(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in total return calculation.
(3)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Amount is less than $0.005 per share.
(5)	Net expense ratios includes extraordinary proxy expenses.
(6)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses over billed for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If it was included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:

Class A	Class C
0.09%	0.09%

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:

Class A	Class C
0.09%	0.09%

(7)	The Fund changed its fiscal year end to September 30 during the period.
(8)	Annualized for periods less than one year.
(9)	Not annualized for periods less than one year.
(10)	Unaudited.

See Notes to Financial Statements

28

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

MARCH 31, 2018

Note 1. Organization

Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Effective September 21, 2017 the Fund changed its fiscal year end from March 31 to September 30.

As of the date of this report, 11 diversified funds of the Trust are offered for sale, of which the Strategic Allocation Fund (the “Fund”) is reported in this semiannual report. The Fund has investment objectives of reasonable income, long-term capital growth and conservation of capital. There is no guarantee that the Fund will achieve its objectives.

The Fund offers Class A shares and Class C shares. Effective March 6, 2017, all Class B shares were converted to Class A shares. Prior to March 6, 2017, Class B shares could be purchased by existing shareholders through qualifying transactions.

Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase.

The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.

Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

Note 2. Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Certification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from

29

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the NYSE, generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

30

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Claims are valued by brokers based on pricing models that take into account, among other factors, both cash and non-cash assets. The valuation is derived from expected cash flow of the claims and the non-cash assets, which include all real estate, private equity or other securities within the estate. To the extent that these inputs are observable, the values of the claims are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Listed derivatives, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal period-end, and may differ from the estimated amounts.

31

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of March 31, 2018, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro-rata expenses of any underlying mutual funds in which the Fund invests.

F.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Leveraged Loans

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in

32

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At March 31, 2018, all leveraged loans held by the Fund are assignment loans.

H.	When-issued and Forward Commitments (Delayed Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). Delayed delivery enables the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a delayed delivery basis begin earning interest on the settlement date.

I.	Securities Lending

($ reported in thousands)

The Fund is permitted to loan securities from its portfolio to qualifying brokers, dealers and other financial institutions deemed creditworthy and receive, as collateral, cash or United States government securities including agency securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities.

33

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Any cash collateral will be invested in short-term securities expected to increase the current income of the Fund lending its securities. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. During the period ended March 31, 2018, the Fund did not loan securities.

Note 3. Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.

As compensation for its services to the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion - $2 Billion	$2+ Billion
0.55%	0.50%	0.45%

During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $8. This waiver is included in “Less expenses reimbursed and/or waived by investment adviser” in the Statement of Operations.

B.	Subadvisers

The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.

Newfleet Asset Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s fixed income portfolio. Kayne Anderson Rudnick Investment Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s domestic equity portfolio and Duff & Phelps Investment Management Co., an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s international equity portfolio.

C.	Distributor

VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the fiscal period (the “period”) ended March 31, 2018, it retained net commissions of $11 for Class A shares and CDSC of $—(1) and $9 for Class A shares and Class C shares, respectively.

In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates as follows: Class A shares 0.25%; and Class C shares 1.00%.

34

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

(1)	Amount is less than $500.

D.	Administrator and Transfer Agent

Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Trust.

For the period ended March 31, 2018, the Fund incurred administration fees totaling $231 which are included in the Statement of Operations within the line item “Administration fees”.

For the period ended March 31, 2018, the Fund incurred transfer agent fees totaling $186 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses” and “Sub-transfer agent fees Class A and Class C”. A portion of these fees were paid to outside entities that also provide services to the Trust.

E.	Investments in Affiliates

A summary of total long-term and short-term purchases and sales of the affiliated underlying fund during the period ended March 31, 2018, is as follows:

	Value, beginning of period	Purchases	Sales	Realized gain (loss)	Net Change in Unrealized Appreciation (Depreciation)	Shares	Value, end of period	Dividend Income	Distributions of Realized Gains
Affiliated Mutual Fund—0.6%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$2,810	$—	$—	—	(40)	287,054	$2,770	$83	$—

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The Fund does not invest in the underlying fund for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets.

F.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at March 31, 2018.

35

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 4. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended March 31, 2018, were as follows:

Purchases	Sales
$96,355	$120,704

Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2018, were as follows:

Purchases	Sales
$7,726	$8,733

Note 5. Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

Note 6. Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

Note 7. Federal Income Tax Information

($ reported in thousands)

At March 31, 2018, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$408,711	$78,523	$(6,065)	$72,458

36

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

Note 8. Borrowings

($ reported in thousands)

On September 18, 2017, the Fund and certain other affiliated funds entered into a $150,000 unsecured line of credit. This Credit Agreement as amended, is with a commercial bank that allows the funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

The Fund had no borrowings at any time during the period ended March 31, 2018.

Note 9. Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At March 31, 2018, the Fund did not hold any securities that were restricted.

Note 10. Regulatory Matters and Litigation

From time to time, the Trust, the Fund’s Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Note 11. Recent Accounting Pronouncement

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within

37

VIRTUS STRATEGIC ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

MARCH 31, 2018

those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

38

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS STRATEGIC ALLOCATION FUND

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the funds of the Trust, including Virtus Strategic Allocation Fund (the “Fund”). At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Fund. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and each of the Subadvisers; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the Meetings information from VIA and each Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also

39

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS STRATEGIC ALLOCATION FUND

BY THE BOARD OF TRUSTEES (Continued)

received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund is managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the oversight of the Fund’s investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator, transfer agent and distributor to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

40

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS STRATEGIC ALLOCATION FUND

BY THE BOARD OF TRUSTEES (Continued)

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board evaluated the Fund’s performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about the Fund’s performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to the Fund. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Fund. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

The Board considered, among other performance data, the information set forth below with respect to the performance of the Fund for the period ended June 30, 2017.

The Board noted that the Fund underperformed the median of its Performance Universe for the 3-, 5- and 10- year periods and underperformed its benchmark for the 1-, 3-, 5- and 10- year periods. The Board also noted that the Fund outperformed the median of its Performance Universe for the 1- year period.

The Board considered that the Fund had recently replaced one of the Subadvisers, so that the longer-term performance shown included that of the prior subadviser, as well as management’s discussion about the reasons for the Fund’s underperformance. After reviewing these and related factors, the Board concluded that the Fund’s overall performance, or reasons discussed for underperformance, were satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

41

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS STRATEGIC ALLOCATION FUND

BY THE BOARD OF TRUSTEES (Continued)

The Board considered that the Fund’s net management fee was slightly higher than the median of the Expense Group, while the Fund’s net total expenses were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of the Fund and other funds of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates as well as other factors.

In considering the profitability to the Subadvisers in connection with their relationship to the Fund, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because the Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that the management fee for the Fund included breakpoints based on assets under management. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no change to the advisory fee structure of the Fund was necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the portion of the Fund managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Fund was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their respective affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it

42

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR VIRTUS STRATEGIC ALLOCATION FUND

BY THE BOARD OF TRUSTEES (Continued)

for performing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the applicable Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to the Fund.

43

VIRTUS EQUITY TRUST

101 Munson Street

Greenfield, MA 01301-9668

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Peter Batchelar, Senior Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Julia R. Short, Senior Vice President

Francis G. Waltman, Executive Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Administrator and Transfer Agent

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

How to Contact Us

Mutual Fund Services 1-800-243-1574

Adviser Consulting Group 1-800-243-4361

Website Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

For more information about

Virtus Mutual Funds, please call

your financial representative,

contact us at 1-800-243-1574,

or visit Virtus.com.

8027	5-18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R Aylward
George R. Aylward, President
(principal executive officer)

Date	June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R Aylward
George R. Aylward, President
(principal executive officer)

Date	June 8, 2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	June 8, 2018

* Print the name and title of each signing officer under his or her signature.